UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the period ended February 28, 2025:
  John Hancock Multimanager 2010 Lifetime Portfolio
  John Hancock Multimanager 2015 Lifetime Portfolio
  John Hancock Multimanager 2020 Lifetime Portfolio
  John Hancock Multimanager 2025 Lifetime Portfolio
  John Hancock Multimanager 2030 Lifetime Portfolio
  John Hancock Multimanager 2035 Lifetime Portfolio
  John Hancock Multimanager 2040 Lifetime Portfolio
  John Hancock Multimanager 2045 Lifetime Portfolio
  John Hancock Multimanager 2050 Lifetime Portfolio
  John Hancock Multimanager 2055 Lifetime Portfolio
  John Hancock Multimanager 2060 Lifetime Portfolio
  John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class 1/JAAVX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX)	$3	0.05%
Fund Statistics
Fund net assets	$112,358,750
Total number of portfolio holdings	38
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.1%
U.S. large cap	28.7%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.5%
Short-term bond	1.4%
Emerging-market debt	0.6%
High yield bond	0.5%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
477SA-1
2/25
4/25

John Hancock Multimanager 2065 Lifetime Portfolio
Class A/JAAWX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)	$21	0.41%
Fund Statistics
Fund net assets	$112,358,750
Total number of portfolio holdings	38
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.1%
U.S. large cap	28.7%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.5%
Short-term bond	1.4%
Emerging-market debt	0.6%
High yield bond	0.5%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
477SA-A
2/25
4/25

John Hancock Multimanager 2065 Lifetime Portfolio
Class I/JABSX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class I/JABSX)	$6	0.11%
Fund Statistics
Fund net assets	$112,358,750
Total number of portfolio holdings	38
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.1%
U.S. large cap	28.7%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.5%
Short-term bond	1.4%
Emerging-market debt	0.6%
High yield bond	0.5%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
477SA-I
2/25
4/25

John Hancock Multimanager 2065 Lifetime Portfolio
Class R2/JAAZX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX)	$16	0.31%
Fund Statistics
Fund net assets	$112,358,750
Total number of portfolio holdings	38
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.1%
U.S. large cap	28.7%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.5%
Short-term bond	1.4%
Emerging-market debt	0.6%
High yield bond	0.5%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
477SA-R2
2/25
4/25

John Hancock Multimanager 2065 Lifetime Portfolio
Class R4/JABBX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX)	$8	0.16%
Fund Statistics
Fund net assets	$112,358,750
Total number of portfolio holdings	38
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.1%
U.S. large cap	28.7%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.5%
Short-term bond	1.4%
Emerging-market debt	0.6%
High yield bond	0.5%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
477SA-R4
2/25
4/25

John Hancock Multimanager 2065 Lifetime Portfolio
Class R5/JABDX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX)	$3	0.06%
Fund Statistics
Fund net assets	$112,358,750
Total number of portfolio holdings	38
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.1%
U.S. large cap	28.7%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.5%
Short-term bond	1.4%
Emerging-market debt	0.6%
High yield bond	0.5%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
477SA-R5
2/25
4/25

John Hancock Multimanager 2065 Lifetime Portfolio
Class R6/JABEX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX)	$0	0.00%
Fund Statistics
Fund net assets	$112,358,750
Total number of portfolio holdings	38
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.1%
U.S. large cap	28.7%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.5%
Short-term bond	1.4%
Emerging-market debt	0.6%
High yield bond	0.5%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
477SA-R6
2/25
4/25

John Hancock Multimanager 2060 Lifetime Portfolio
Class 1/JRETX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX)	$3	0.05%
Fund Statistics
Fund net assets	$306,111,841
Total number of portfolio holdings	39
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.1%
Equity	89.2%
U.S. large cap	28.9%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
463SA-1
2/25
4/25

John Hancock Multimanager 2060 Lifetime Portfolio
Class A/JJERX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)	$21	0.41%
Fund Statistics
Fund net assets	$306,111,841
Total number of portfolio holdings	39
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.1%
Equity	89.2%
U.S. large cap	28.9%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
463SA-A
2/25
4/25

John Hancock Multimanager 2060 Lifetime Portfolio
Class I/JMENX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class I/JMENX)	$6	0.11%
Fund Statistics
Fund net assets	$306,111,841
Total number of portfolio holdings	39
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.1%
Equity	89.2%
U.S. large cap	28.9%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
463SA-I
2/25
4/25

John Hancock Multimanager 2060 Lifetime Portfolio
Class R2/JVIMX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX)	$25	0.50%
Fund Statistics
Fund net assets	$306,111,841
Total number of portfolio holdings	39
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.1%
Equity	89.2%
U.S. large cap	28.9%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
463SA-R2
2/25
4/25

John Hancock Multimanager 2060 Lifetime Portfolio
Class R4/JROUX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX)	$10	0.19%
Fund Statistics
Fund net assets	$306,111,841
Total number of portfolio holdings	39
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.1%
Equity	89.2%
U.S. large cap	28.9%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
463SA-R4
2/25
4/25

John Hancock Multimanager 2060 Lifetime Portfolio
Class R5/JGHTX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX)	$3	0.05%
Fund Statistics
Fund net assets	$306,111,841
Total number of portfolio holdings	39
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.1%
Equity	89.2%
U.S. large cap	28.9%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
463SA-R5
2/25
4/25

John Hancock Multimanager 2060 Lifetime Portfolio
Class R6/JESRX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX)	$0	0.00%
Fund Statistics
Fund net assets	$306,111,841
Total number of portfolio holdings	39
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.1%
Equity	89.2%
U.S. large cap	28.9%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
463SA-R6
2/25
4/25

John Hancock Multimanager 2055 Lifetime Portfolio
Class 1/JLKUX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX)	$3	0.05%
Fund Statistics
Fund net assets	$418,831,470
Total number of portfolio holdings	39
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.2%
U.S. large cap	28.8%
International equity	21.8%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.3%
Short-term bond	1.3%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

449SA-1
2/25
4/25

John Hancock Multimanager 2055 Lifetime Portfolio
Class A/JLKLX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)	$21	0.41%
Fund Statistics
Fund net assets	$418,831,470
Total number of portfolio holdings	39
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.2%
U.S. large cap	28.8%
International equity	21.8%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.3%
Short-term bond	1.3%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

449SA-A
2/25
4/25

John Hancock Multimanager 2055 Lifetime Portfolio
Class I/JHRTX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX)	$6	0.11%
Fund Statistics
Fund net assets	$418,831,470
Total number of portfolio holdings	39
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.2%
U.S. large cap	28.8%
International equity	21.8%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.3%
Short-term bond	1.3%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

449SA-I
2/25
4/25

John Hancock Multimanager 2055 Lifetime Portfolio
Class R2/JLKNX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX)	$26	0.52%
Fund Statistics
Fund net assets	$418,831,470
Total number of portfolio holdings	39
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.2%
U.S. large cap	28.8%
International equity	21.8%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.3%
Short-term bond	1.3%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

449SA-R2
2/25
4/25

John Hancock Multimanager 2055 Lifetime Portfolio
Class R4/JLKQX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX)	$8	0.16%
Fund Statistics
Fund net assets	$418,831,470
Total number of portfolio holdings	39
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.2%
U.S. large cap	28.8%
International equity	21.8%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.3%
Short-term bond	1.3%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
449SA-R4
2/25
4/25

John Hancock Multimanager 2055 Lifetime Portfolio
Class R5/JLKSX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX)	$3	0.05%
Fund Statistics
Fund net assets	$418,831,470
Total number of portfolio holdings	39
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.2%
U.S. large cap	28.8%
International equity	21.8%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.3%
Short-term bond	1.3%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
449SA-R5
2/25
4/25

John Hancock Multimanager 2055 Lifetime Portfolio
Class R6/JLKTX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX)	$0	0.00%
Fund Statistics
Fund net assets	$418,831,470
Total number of portfolio holdings	39
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.2%
U.S. large cap	28.8%
International equity	21.8%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.3%
Short-term bond	1.3%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
449SA-R6
2/25
4/25

John Hancock Multimanager 2050 Lifetime Portfolio
Class 1/JLKOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX)	$3	0.05%
Fund Statistics
Fund net assets	$606,785,812
Total number of portfolio holdings	39
Portfolio turnover rate	18%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.3%
U.S. large cap	28.9%
International equity	21.7%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.6%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
396SA-1
2/25
4/25

John Hancock Multimanager 2050 Lifetime Portfolio
Class A/JLKAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)	$21	0.41%
Fund Statistics
Fund net assets	$606,785,812
Total number of portfolio holdings	39
Portfolio turnover rate	18%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.3%
U.S. large cap	28.9%
International equity	21.7%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.6%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

396SA-A
2/25
4/25

John Hancock Multimanager 2050 Lifetime Portfolio
Class I/JHRPX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX)	$6	0.11%
Fund Statistics
Fund net assets	$606,785,812
Total number of portfolio holdings	39
Portfolio turnover rate	18%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.3%
U.S. large cap	28.9%
International equity	21.7%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.6%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

396SA-I
2/25
4/25

John Hancock Multimanager 2050 Lifetime Portfolio
Class R2/JLKEX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX)	$26	0.51%
Fund Statistics
Fund net assets	$606,785,812
Total number of portfolio holdings	39
Portfolio turnover rate	18%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.3%
U.S. large cap	28.9%
International equity	21.7%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.6%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

396SA-R2
2/25
4/25

John Hancock Multimanager 2050 Lifetime Portfolio
Class R4/JLKGX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX)	$13	0.26%
Fund Statistics
Fund net assets	$606,785,812
Total number of portfolio holdings	39
Portfolio turnover rate	18%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.3%
U.S. large cap	28.9%
International equity	21.7%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.6%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

396SA-R4
2/25
4/25

John Hancock Multimanager 2050 Lifetime Portfolio
Class R5/JLKHX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX)	$3	0.06%
Fund Statistics
Fund net assets	$606,785,812
Total number of portfolio holdings	39
Portfolio turnover rate	18%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.3%
U.S. large cap	28.9%
International equity	21.7%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.6%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

396SA-R5
2/25
4/25

John Hancock Multimanager 2050 Lifetime Portfolio
Class R6/JLKRX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX)	$0	0.00%
Fund Statistics
Fund net assets	$606,785,812
Total number of portfolio holdings	39
Portfolio turnover rate	18%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.3%
U.S. large cap	28.9%
International equity	21.7%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.6%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

396SA-R6
2/25
4/25

John Hancock Multimanager 2045 Lifetime Portfolio
Class 1/JLJOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX)	$3	0.05%
Fund Statistics
Fund net assets	$900,042,133
Total number of portfolio holdings	42
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	83.3%
U.S. large cap	26.8%
International equity	21.4%
Large blend	19.6%
U.S. mid cap	8.7%
Emerging-market equity	5.0%
U.S. small cap	1.5%
Sector equity	0.3%
Fixed income	6.6%
Intermediate bond	3.6%
Emerging-market debt	1.1%
Short-term bond	1.0%
High yield bond	0.9%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	1.0%
Unaffiliated investment companies	5.1%
Equity	5.1%
U.S. Government	2.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

314SA-1
2/25
4/25

John Hancock Multimanager 2045 Lifetime Portfolio
Class A/JLJAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)	$21	0.41%
Fund Statistics
Fund net assets	$900,042,133
Total number of portfolio holdings	42
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	83.3%
U.S. large cap	26.8%
International equity	21.4%
Large blend	19.6%
U.S. mid cap	8.7%
Emerging-market equity	5.0%
U.S. small cap	1.5%
Sector equity	0.3%
Fixed income	6.6%
Intermediate bond	3.6%
Emerging-market debt	1.1%
Short-term bond	1.0%
High yield bond	0.9%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	1.0%
Unaffiliated investment companies	5.1%
Equity	5.1%
U.S. Government	2.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

314SA-A
2/25
4/25

John Hancock Multimanager 2045 Lifetime Portfolio
Class I/JHROX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class I/JHROX)	$6	0.11%
Fund Statistics
Fund net assets	$900,042,133
Total number of portfolio holdings	42
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	83.3%
U.S. large cap	26.8%
International equity	21.4%
Large blend	19.6%
U.S. mid cap	8.7%
Emerging-market equity	5.0%
U.S. small cap	1.5%
Sector equity	0.3%
Fixed income	6.6%
Intermediate bond	3.6%
Emerging-market debt	1.1%
Short-term bond	1.0%
High yield bond	0.9%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	1.0%
Unaffiliated investment companies	5.1%
Equity	5.1%
U.S. Government	2.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

314SA-I
2/25
4/25

John Hancock Multimanager 2045 Lifetime Portfolio
Class R2/JLJEX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX)	$26	0.51%
Fund Statistics
Fund net assets	$900,042,133
Total number of portfolio holdings	42
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	83.3%
U.S. large cap	26.8%
International equity	21.4%
Large blend	19.6%
U.S. mid cap	8.7%
Emerging-market equity	5.0%
U.S. small cap	1.5%
Sector equity	0.3%
Fixed income	6.6%
Intermediate bond	3.6%
Emerging-market debt	1.1%
Short-term bond	1.0%
High yield bond	0.9%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	1.0%
Unaffiliated investment companies	5.1%
Equity	5.1%
U.S. Government	2.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

314SA-R2
2/25
4/25

John Hancock Multimanager 2045 Lifetime Portfolio
Class R4/JLJGX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX)	$13	0.25%
Fund Statistics
Fund net assets	$900,042,133
Total number of portfolio holdings	42
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	83.3%
U.S. large cap	26.8%
International equity	21.4%
Large blend	19.6%
U.S. mid cap	8.7%
Emerging-market equity	5.0%
U.S. small cap	1.5%
Sector equity	0.3%
Fixed income	6.6%
Intermediate bond	3.6%
Emerging-market debt	1.1%
Short-term bond	1.0%
High yield bond	0.9%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	1.0%
Unaffiliated investment companies	5.1%
Equity	5.1%
U.S. Government	2.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

314SA-R4
2/25
4/25

John Hancock Multimanager 2045 Lifetime Portfolio
Class R5/JLJHX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX)	$3	0.05%
Fund Statistics
Fund net assets	$900,042,133
Total number of portfolio holdings	42
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	83.3%
U.S. large cap	26.8%
International equity	21.4%
Large blend	19.6%
U.S. mid cap	8.7%
Emerging-market equity	5.0%
U.S. small cap	1.5%
Sector equity	0.3%
Fixed income	6.6%
Intermediate bond	3.6%
Emerging-market debt	1.1%
Short-term bond	1.0%
High yield bond	0.9%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	1.0%
Unaffiliated investment companies	5.1%
Equity	5.1%
U.S. Government	2.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

314SA-R5
2/25
4/25

John Hancock Multimanager 2045 Lifetime Portfolio
Class R6/JLJIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX)	$0	0.00%
Fund Statistics
Fund net assets	$900,042,133
Total number of portfolio holdings	42
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	83.3%
U.S. large cap	26.8%
International equity	21.4%
Large blend	19.6%
U.S. mid cap	8.7%
Emerging-market equity	5.0%
U.S. small cap	1.5%
Sector equity	0.3%
Fixed income	6.6%
Intermediate bond	3.6%
Emerging-market debt	1.1%
Short-term bond	1.0%
High yield bond	0.9%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	1.0%
Unaffiliated investment companies	5.1%
Equity	5.1%
U.S. Government	2.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

314SA-R6
2/25
4/25

John Hancock Multimanager 2040 Lifetime Portfolio
Class 1/JLIOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX)	$3	0.05%
Fund Statistics
Fund net assets	$925,476,662
Total number of portfolio holdings	44
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	74.4%
U.S. large cap	23.3%
International equity	20.2%
Large blend	18.5%
U.S. mid cap	7.1%
Emerging-market equity	3.9%
U.S. small cap	1.0%
Sector equity	0.4%
Fixed income	14.1%
Intermediate bond	8.7%
Emerging-market debt	2.0%
High yield bond	1.5%
Short-term bond	1.3%
Multi-sector bond	0.6%
Alternative and specialty	4.1%
Sector equity	3.1%
Absolute return	1.0%
Unaffiliated investment companies	4.6%
Equity	4.6%
U.S. Government	2.6%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

312SA-1
2/25
4/25

John Hancock Multimanager 2040 Lifetime Portfolio
Class A/JLIAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)	$21	0.41%
Fund Statistics
Fund net assets	$925,476,662
Total number of portfolio holdings	44
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	74.4%
U.S. large cap	23.3%
International equity	20.2%
Large blend	18.5%
U.S. mid cap	7.1%
Emerging-market equity	3.9%
U.S. small cap	1.0%
Sector equity	0.4%
Fixed income	14.1%
Intermediate bond	8.7%
Emerging-market debt	2.0%
High yield bond	1.5%
Short-term bond	1.3%
Multi-sector bond	0.6%
Alternative and specialty	4.1%
Sector equity	3.1%
Absolute return	1.0%
Unaffiliated investment companies	4.6%
Equity	4.6%
U.S. Government	2.6%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

312SA-A
2/25
4/25

John Hancock Multimanager 2040 Lifetime Portfolio
Class I/JHRDX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX)	$6	0.11%
Fund Statistics
Fund net assets	$925,476,662
Total number of portfolio holdings	44
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	74.4%
U.S. large cap	23.3%
International equity	20.2%
Large blend	18.5%
U.S. mid cap	7.1%
Emerging-market equity	3.9%
U.S. small cap	1.0%
Sector equity	0.4%
Fixed income	14.1%
Intermediate bond	8.7%
Emerging-market debt	2.0%
High yield bond	1.5%
Short-term bond	1.3%
Multi-sector bond	0.6%
Alternative and specialty	4.1%
Sector equity	3.1%
Absolute return	1.0%
Unaffiliated investment companies	4.6%
Equity	4.6%
U.S. Government	2.6%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

312SA-I
2/25
4/25

John Hancock Multimanager 2040 Lifetime Portfolio
Class R2/JLIEX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX)	$26	0.51%
Fund Statistics
Fund net assets	$925,476,662
Total number of portfolio holdings	44
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	74.4%
U.S. large cap	23.3%
International equity	20.2%
Large blend	18.5%
U.S. mid cap	7.1%
Emerging-market equity	3.9%
U.S. small cap	1.0%
Sector equity	0.4%
Fixed income	14.1%
Intermediate bond	8.7%
Emerging-market debt	2.0%
High yield bond	1.5%
Short-term bond	1.3%
Multi-sector bond	0.6%
Alternative and specialty	4.1%
Sector equity	3.1%
Absolute return	1.0%
Unaffiliated investment companies	4.6%
Equity	4.6%
U.S. Government	2.6%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

312SA-R2
2/25
4/25

John Hancock Multimanager 2040 Lifetime Portfolio
Class R4/JLIGX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX)	$13	0.25%
Fund Statistics
Fund net assets	$925,476,662
Total number of portfolio holdings	44
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	74.4%
U.S. large cap	23.3%
International equity	20.2%
Large blend	18.5%
U.S. mid cap	7.1%
Emerging-market equity	3.9%
U.S. small cap	1.0%
Sector equity	0.4%
Fixed income	14.1%
Intermediate bond	8.7%
Emerging-market debt	2.0%
High yield bond	1.5%
Short-term bond	1.3%
Multi-sector bond	0.6%
Alternative and specialty	4.1%
Sector equity	3.1%
Absolute return	1.0%
Unaffiliated investment companies	4.6%
Equity	4.6%
U.S. Government	2.6%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

312SA-R4
2/25
4/25

John Hancock Multimanager 2040 Lifetime Portfolio
Class R5/JLIHX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX)	$3	0.06%
Fund Statistics
Fund net assets	$925,476,662
Total number of portfolio holdings	44
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	74.4%
U.S. large cap	23.3%
International equity	20.2%
Large blend	18.5%
U.S. mid cap	7.1%
Emerging-market equity	3.9%
U.S. small cap	1.0%
Sector equity	0.4%
Fixed income	14.1%
Intermediate bond	8.7%
Emerging-market debt	2.0%
High yield bond	1.5%
Short-term bond	1.3%
Multi-sector bond	0.6%
Alternative and specialty	4.1%
Sector equity	3.1%
Absolute return	1.0%
Unaffiliated investment companies	4.6%
Equity	4.6%
U.S. Government	2.6%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

312SA-R5
2/25
4/25

John Hancock Multimanager 2040 Lifetime Portfolio
Class R6/JLIIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX)	$0	0.00%
Fund Statistics
Fund net assets	$925,476,662
Total number of portfolio holdings	44
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	74.4%
U.S. large cap	23.3%
International equity	20.2%
Large blend	18.5%
U.S. mid cap	7.1%
Emerging-market equity	3.9%
U.S. small cap	1.0%
Sector equity	0.4%
Fixed income	14.1%
Intermediate bond	8.7%
Emerging-market debt	2.0%
High yield bond	1.5%
Short-term bond	1.3%
Multi-sector bond	0.6%
Alternative and specialty	4.1%
Sector equity	3.1%
Absolute return	1.0%
Unaffiliated investment companies	4.6%
Equity	4.6%
U.S. Government	2.6%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

312SA-R6
2/25
4/25

John Hancock Multimanager 2035 Lifetime Portfolio
Class 1/JLHOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX)	$3	0.05%
Fund Statistics
Fund net assets	$1,068,860,326
Total number of portfolio holdings	45
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	64.9%
U.S. large cap	20.5%
International equity	18.6%
Large blend	15.8%
U.S. mid cap	5.8%
Emerging-market equity	3.1%
U.S. small cap	0.8%
Sector equity	0.3%
Fixed income	22.5%
Intermediate bond	15.2%
Emerging-market debt	3.0%
High yield bond	2.2%
Short-term bond	1.3%
Multi-sector bond	0.8%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	4.1%
Equity	4.1%
U.S. Government	3.2%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

310SA-1
2/25
4/25

John Hancock Multimanager 2035 Lifetime Portfolio
Class A/JLHAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)	$21	0.41%
Fund Statistics
Fund net assets	$1,068,860,326
Total number of portfolio holdings	45
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	64.9%
U.S. large cap	20.5%
International equity	18.6%
Large blend	15.8%
U.S. mid cap	5.8%
Emerging-market equity	3.1%
U.S. small cap	0.8%
Sector equity	0.3%
Fixed income	22.5%
Intermediate bond	15.2%
Emerging-market debt	3.0%
High yield bond	2.2%
Short-term bond	1.3%
Multi-sector bond	0.8%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	4.1%
Equity	4.1%
U.S. Government	3.2%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

310SA-A
2/25
4/25

John Hancock Multimanager 2035 Lifetime Portfolio
Class I/JHRMX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX)	$6	0.11%
Fund Statistics
Fund net assets	$1,068,860,326
Total number of portfolio holdings	45
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	64.9%
U.S. large cap	20.5%
International equity	18.6%
Large blend	15.8%
U.S. mid cap	5.8%
Emerging-market equity	3.1%
U.S. small cap	0.8%
Sector equity	0.3%
Fixed income	22.5%
Intermediate bond	15.2%
Emerging-market debt	3.0%
High yield bond	2.2%
Short-term bond	1.3%
Multi-sector bond	0.8%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	4.1%
Equity	4.1%
U.S. Government	3.2%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

310SA-I
2/25
4/25

John Hancock Multimanager 2035 Lifetime Portfolio
Class R2/JLHEX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX)	$25	0.50%
Fund Statistics
Fund net assets	$1,068,860,326
Total number of portfolio holdings	45
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	64.9%
U.S. large cap	20.5%
International equity	18.6%
Large blend	15.8%
U.S. mid cap	5.8%
Emerging-market equity	3.1%
U.S. small cap	0.8%
Sector equity	0.3%
Fixed income	22.5%
Intermediate bond	15.2%
Emerging-market debt	3.0%
High yield bond	2.2%
Short-term bond	1.3%
Multi-sector bond	0.8%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	4.1%
Equity	4.1%
U.S. Government	3.2%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

310SA-R2
2/25
4/25

John Hancock Multimanager 2035 Lifetime Portfolio
Class R4/JLHGX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX)	$10	0.20%
Fund Statistics
Fund net assets	$1,068,860,326
Total number of portfolio holdings	45
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	64.9%
U.S. large cap	20.5%
International equity	18.6%
Large blend	15.8%
U.S. mid cap	5.8%
Emerging-market equity	3.1%
U.S. small cap	0.8%
Sector equity	0.3%
Fixed income	22.5%
Intermediate bond	15.2%
Emerging-market debt	3.0%
High yield bond	2.2%
Short-term bond	1.3%
Multi-sector bond	0.8%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	4.1%
Equity	4.1%
U.S. Government	3.2%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

310SA-R4
2/25
4/25

John Hancock Multimanager 2035 Lifetime Portfolio
Class R5/JLHHX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX)	$3	0.05%
Fund Statistics
Fund net assets	$1,068,860,326
Total number of portfolio holdings	45
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	64.9%
U.S. large cap	20.5%
International equity	18.6%
Large blend	15.8%
U.S. mid cap	5.8%
Emerging-market equity	3.1%
U.S. small cap	0.8%
Sector equity	0.3%
Fixed income	22.5%
Intermediate bond	15.2%
Emerging-market debt	3.0%
High yield bond	2.2%
Short-term bond	1.3%
Multi-sector bond	0.8%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	4.1%
Equity	4.1%
U.S. Government	3.2%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

310SA-R5
2/25
4/25

John Hancock Multimanager 2035 Lifetime Portfolio
Class R6/JLHIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX)	$0	0.00%
Fund Statistics
Fund net assets	$1,068,860,326
Total number of portfolio holdings	45
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	64.9%
U.S. large cap	20.5%
International equity	18.6%
Large blend	15.8%
U.S. mid cap	5.8%
Emerging-market equity	3.1%
U.S. small cap	0.8%
Sector equity	0.3%
Fixed income	22.5%
Intermediate bond	15.2%
Emerging-market debt	3.0%
High yield bond	2.2%
Short-term bond	1.3%
Multi-sector bond	0.8%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	4.1%
Equity	4.1%
U.S. Government	3.2%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

310SA-R6
2/25
4/25

John Hancock Multimanager 2030 Lifetime Portfolio
Class 1/JLFOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX)	$3	0.05%
Fund Statistics
Fund net assets	$1,091,061,941
Total number of portfolio holdings	49
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	53.6%
International equity	16.7%
U.S. large cap	16.0%
Large blend	13.5%
U.S. mid cap	4.6%
Emerging-market equity	2.2%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	31.3%
Intermediate bond	17.4%
Short-term bond	3.7%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.4%
Sector equity	5.4%
Absolute return	1.0%
Unaffiliated investment companies	3.5%
Equity	3.5%
U.S. Government	5.1%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

308SA-1
2/25
4/25

John Hancock Multimanager 2030 Lifetime Portfolio
Class A/JLFAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)	$21	0.41%
Fund Statistics
Fund net assets	$1,091,061,941
Total number of portfolio holdings	49
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	53.6%
International equity	16.7%
U.S. large cap	16.0%
Large blend	13.5%
U.S. mid cap	4.6%
Emerging-market equity	2.2%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	31.3%
Intermediate bond	17.4%
Short-term bond	3.7%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.4%
Sector equity	5.4%
Absolute return	1.0%
Unaffiliated investment companies	3.5%
Equity	3.5%
U.S. Government	5.1%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

308SA-A
2/25
4/25

John Hancock Multimanager 2030 Lifetime Portfolio
Class I/JHRGX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX)	$6	0.11%
Fund Statistics
Fund net assets	$1,091,061,941
Total number of portfolio holdings	49
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	53.6%
International equity	16.7%
U.S. large cap	16.0%
Large blend	13.5%
U.S. mid cap	4.6%
Emerging-market equity	2.2%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	31.3%
Intermediate bond	17.4%
Short-term bond	3.7%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.4%
Sector equity	5.4%
Absolute return	1.0%
Unaffiliated investment companies	3.5%
Equity	3.5%
U.S. Government	5.1%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

308SA-I
2/25
4/25

John Hancock Multimanager 2030 Lifetime Portfolio
Class R2/JLFEX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX)	$26	0.51%
Fund Statistics
Fund net assets	$1,091,061,941
Total number of portfolio holdings	49
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	53.6%
International equity	16.7%
U.S. large cap	16.0%
Large blend	13.5%
U.S. mid cap	4.6%
Emerging-market equity	2.2%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	31.3%
Intermediate bond	17.4%
Short-term bond	3.7%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.4%
Sector equity	5.4%
Absolute return	1.0%
Unaffiliated investment companies	3.5%
Equity	3.5%
U.S. Government	5.1%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

308SA-R2
2/25
4/25

John Hancock Multimanager 2030 Lifetime Portfolio
Class R4/JLFGX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX)	$13	0.25%
Fund Statistics
Fund net assets	$1,091,061,941
Total number of portfolio holdings	49
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	53.6%
International equity	16.7%
U.S. large cap	16.0%
Large blend	13.5%
U.S. mid cap	4.6%
Emerging-market equity	2.2%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	31.3%
Intermediate bond	17.4%
Short-term bond	3.7%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.4%
Sector equity	5.4%
Absolute return	1.0%
Unaffiliated investment companies	3.5%
Equity	3.5%
U.S. Government	5.1%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

308SA-R4
2/25
4/25

John Hancock Multimanager 2030 Lifetime Portfolio
Class R5/JLFHX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX)	$3	0.05%
Fund Statistics
Fund net assets	$1,091,061,941
Total number of portfolio holdings	49
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	53.6%
International equity	16.7%
U.S. large cap	16.0%
Large blend	13.5%
U.S. mid cap	4.6%
Emerging-market equity	2.2%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	31.3%
Intermediate bond	17.4%
Short-term bond	3.7%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.4%
Sector equity	5.4%
Absolute return	1.0%
Unaffiliated investment companies	3.5%
Equity	3.5%
U.S. Government	5.1%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

308SA-R5
2/25
4/25

John Hancock Multimanager 2030 Lifetime Portfolio
Class R6/JLFIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX)	$0	0.00%
Fund Statistics
Fund net assets	$1,091,061,941
Total number of portfolio holdings	49
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	53.6%
International equity	16.7%
U.S. large cap	16.0%
Large blend	13.5%
U.S. mid cap	4.6%
Emerging-market equity	2.2%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	31.3%
Intermediate bond	17.4%
Short-term bond	3.7%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.4%
Sector equity	5.4%
Absolute return	1.0%
Unaffiliated investment companies	3.5%
Equity	3.5%
U.S. Government	5.1%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

308SA-R6
2/25
4/25

John Hancock Multimanager 2025 Lifetime Portfolio
Class 1/JLEOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX)	$3	0.05%
Fund Statistics
Fund net assets	$744,351,810
Total number of portfolio holdings	49
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.9%
Equity	40.8%
International equity	14.2%
U.S. large cap	11.4%
Large blend	9.9%
U.S. mid cap	3.2%
Emerging-market equity	1.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	42.7%
Intermediate bond	22.9%
Short-term bond	5.6%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.2%
Bank loan	2.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.5%
Equity	2.5%
U.S. Government	6.4%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

306SA-1
2/25
4/25

John Hancock Multimanager 2025 Lifetime Portfolio
Class A/JLEAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)	$21	0.41%
Fund Statistics
Fund net assets	$744,351,810
Total number of portfolio holdings	49
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.9%
Equity	40.8%
International equity	14.2%
U.S. large cap	11.4%
Large blend	9.9%
U.S. mid cap	3.2%
Emerging-market equity	1.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	42.7%
Intermediate bond	22.9%
Short-term bond	5.6%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.2%
Bank loan	2.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.5%
Equity	2.5%
U.S. Government	6.4%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

306SA-A
2/25
4/25

John Hancock Multimanager 2025 Lifetime Portfolio
Class I/JHRNX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX)	$6	0.11%
Fund Statistics
Fund net assets	$744,351,810
Total number of portfolio holdings	49
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.9%
Equity	40.8%
International equity	14.2%
U.S. large cap	11.4%
Large blend	9.9%
U.S. mid cap	3.2%
Emerging-market equity	1.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	42.7%
Intermediate bond	22.9%
Short-term bond	5.6%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.2%
Bank loan	2.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.5%
Equity	2.5%
U.S. Government	6.4%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

306SA-I
2/25
4/25

John Hancock Multimanager 2025 Lifetime Portfolio
Class R2/JLEEX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX)	$25	0.50%
Fund Statistics
Fund net assets	$744,351,810
Total number of portfolio holdings	49
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.9%
Equity	40.8%
International equity	14.2%
U.S. large cap	11.4%
Large blend	9.9%
U.S. mid cap	3.2%
Emerging-market equity	1.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	42.7%
Intermediate bond	22.9%
Short-term bond	5.6%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.2%
Bank loan	2.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.5%
Equity	2.5%
U.S. Government	6.4%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

306SA-R2
2/25
4/25

John Hancock Multimanager 2025 Lifetime Portfolio
Class R4/JLEGX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX)	$13	0.25%
Fund Statistics
Fund net assets	$744,351,810
Total number of portfolio holdings	49
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.9%
Equity	40.8%
International equity	14.2%
U.S. large cap	11.4%
Large blend	9.9%
U.S. mid cap	3.2%
Emerging-market equity	1.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	42.7%
Intermediate bond	22.9%
Short-term bond	5.6%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.2%
Bank loan	2.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.5%
Equity	2.5%
U.S. Government	6.4%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

306SA-R4
2/25
4/25

John Hancock Multimanager 2025 Lifetime Portfolio
Class R5/JLEHX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX)	$3	0.05%
Fund Statistics
Fund net assets	$744,351,810
Total number of portfolio holdings	49
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.9%
Equity	40.8%
International equity	14.2%
U.S. large cap	11.4%
Large blend	9.9%
U.S. mid cap	3.2%
Emerging-market equity	1.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	42.7%
Intermediate bond	22.9%
Short-term bond	5.6%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.2%
Bank loan	2.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.5%
Equity	2.5%
U.S. Government	6.4%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

306SA-R5
2/25
4/25

John Hancock Multimanager 2025 Lifetime Portfolio
Class R6/JLEIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX)	$0	0.00%
Fund Statistics
Fund net assets	$744,351,810
Total number of portfolio holdings	49
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.9%
Equity	40.8%
International equity	14.2%
U.S. large cap	11.4%
Large blend	9.9%
U.S. mid cap	3.2%
Emerging-market equity	1.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	42.7%
Intermediate bond	22.9%
Short-term bond	5.6%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.2%
Bank loan	2.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.5%
Equity	2.5%
U.S. Government	6.4%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

306SA-R6
2/25
4/25

John Hancock Multimanager 2020 Lifetime Portfolio
Class 1/JLDOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX)	$3	0.05%
Fund Statistics
Fund net assets	$386,619,206
Total number of portfolio holdings	48
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	34.9%
International equity	13.3%
Large blend	10.0%
U.S. large cap	8.2%
U.S. mid cap	2.3%
Emerging-market equity	0.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	48.0%
Intermediate bond	24.9%
Short-term bond	7.6%
Multi-sector bond	4.8%
Emerging-market debt	4.6%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	7.5%
Sector equity	6.5%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	7.5%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

304SA-1
2/25
4/25

John Hancock Multimanager 2020 Lifetime Portfolio
Class A/JLDAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)	$21	0.41%
Fund Statistics
Fund net assets	$386,619,206
Total number of portfolio holdings	48
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	34.9%
International equity	13.3%
Large blend	10.0%
U.S. large cap	8.2%
U.S. mid cap	2.3%
Emerging-market equity	0.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	48.0%
Intermediate bond	24.9%
Short-term bond	7.6%
Multi-sector bond	4.8%
Emerging-market debt	4.6%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	7.5%
Sector equity	6.5%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	7.5%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

304SA-A
2/25
4/25

John Hancock Multimanager 2020 Lifetime Portfolio
Class I/JHRVX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX)	$6	0.11%
Fund Statistics
Fund net assets	$386,619,206
Total number of portfolio holdings	48
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	34.9%
International equity	13.3%
Large blend	10.0%
U.S. large cap	8.2%
U.S. mid cap	2.3%
Emerging-market equity	0.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	48.0%
Intermediate bond	24.9%
Short-term bond	7.6%
Multi-sector bond	4.8%
Emerging-market debt	4.6%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	7.5%
Sector equity	6.5%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	7.5%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

304SA-I
2/25
4/25

John Hancock Multimanager 2020 Lifetime Portfolio
Class R2/JLDEX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX)	$26	0.51%
Fund Statistics
Fund net assets	$386,619,206
Total number of portfolio holdings	48
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	34.9%
International equity	13.3%
Large blend	10.0%
U.S. large cap	8.2%
U.S. mid cap	2.3%
Emerging-market equity	0.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	48.0%
Intermediate bond	24.9%
Short-term bond	7.6%
Multi-sector bond	4.8%
Emerging-market debt	4.6%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	7.5%
Sector equity	6.5%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	7.5%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

304SA-R2
2/25
4/25

John Hancock Multimanager 2020 Lifetime Portfolio
Class R4/JLDGX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX)	$13	0.25%
Fund Statistics
Fund net assets	$386,619,206
Total number of portfolio holdings	48
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	34.9%
International equity	13.3%
Large blend	10.0%
U.S. large cap	8.2%
U.S. mid cap	2.3%
Emerging-market equity	0.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	48.0%
Intermediate bond	24.9%
Short-term bond	7.6%
Multi-sector bond	4.8%
Emerging-market debt	4.6%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	7.5%
Sector equity	6.5%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	7.5%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

304SA-R4
2/25
4/25

John Hancock Multimanager 2020 Lifetime Portfolio
Class R5/JLDHX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX)	$3	0.05%
Fund Statistics
Fund net assets	$386,619,206
Total number of portfolio holdings	48
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	34.9%
International equity	13.3%
Large blend	10.0%
U.S. large cap	8.2%
U.S. mid cap	2.3%
Emerging-market equity	0.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	48.0%
Intermediate bond	24.9%
Short-term bond	7.6%
Multi-sector bond	4.8%
Emerging-market debt	4.6%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	7.5%
Sector equity	6.5%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	7.5%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

304SA-R5
2/25
4/25

John Hancock Multimanager 2020 Lifetime Portfolio
Class R6/JLDIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX)	$0	0.00%
Fund Statistics
Fund net assets	$386,619,206
Total number of portfolio holdings	48
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	34.9%
International equity	13.3%
Large blend	10.0%
U.S. large cap	8.2%
U.S. mid cap	2.3%
Emerging-market equity	0.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	48.0%
Intermediate bond	24.9%
Short-term bond	7.6%
Multi-sector bond	4.8%
Emerging-market debt	4.6%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	7.5%
Sector equity	6.5%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	7.5%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

304SA-R6
2/25
4/25

John Hancock Multimanager 2015 Lifetime Portfolio
Class 1/JLBOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX)	$3	0.05%
Fund Statistics
Fund net assets	$157,094,000
Total number of portfolio holdings	42
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.9%
Equity	29.2%
International equity	11.5%
U.S. large cap	8.2%
Large blend	8.1%
U.S. mid cap	1.4%
Fixed income	53.8%
Intermediate bond	27.3%
Short-term bond	9.4%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.5%
Alternative and specialty	6.9%
Sector equity	5.9%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	8.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

302SA-1
2/25
4/25

John Hancock Multimanager 2015 Lifetime Portfolio
Class A/JLBAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)	$21	0.41%
Fund Statistics
Fund net assets	$157,094,000
Total number of portfolio holdings	42
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.9%
Equity	29.2%
International equity	11.5%
U.S. large cap	8.2%
Large blend	8.1%
U.S. mid cap	1.4%
Fixed income	53.8%
Intermediate bond	27.3%
Short-term bond	9.4%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.5%
Alternative and specialty	6.9%
Sector equity	5.9%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	8.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

302SA-A
2/25
4/25

John Hancock Multimanager 2015 Lifetime Portfolio
Class I/JHREX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class I/JHREX)	$6	0.11%
Fund Statistics
Fund net assets	$157,094,000
Total number of portfolio holdings	42
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.9%
Equity	29.2%
International equity	11.5%
U.S. large cap	8.2%
Large blend	8.1%
U.S. mid cap	1.4%
Fixed income	53.8%
Intermediate bond	27.3%
Short-term bond	9.4%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.5%
Alternative and specialty	6.9%
Sector equity	5.9%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	8.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

302SA-I
2/25
4/25

John Hancock Multimanager 2015 Lifetime Portfolio
Class R2/JLBKX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX)	$25	0.50%
Fund Statistics
Fund net assets	$157,094,000
Total number of portfolio holdings	42
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.9%
Equity	29.2%
International equity	11.5%
U.S. large cap	8.2%
Large blend	8.1%
U.S. mid cap	1.4%
Fixed income	53.8%
Intermediate bond	27.3%
Short-term bond	9.4%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.5%
Alternative and specialty	6.9%
Sector equity	5.9%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	8.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
302SA-R2
2/25
4/25

John Hancock Multimanager 2015 Lifetime Portfolio
Class R4/JLBGX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX)	$8	0.16%
Fund Statistics
Fund net assets	$157,094,000
Total number of portfolio holdings	42
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.9%
Equity	29.2%
International equity	11.5%
U.S. large cap	8.2%
Large blend	8.1%
U.S. mid cap	1.4%
Fixed income	53.8%
Intermediate bond	27.3%
Short-term bond	9.4%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.5%
Alternative and specialty	6.9%
Sector equity	5.9%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	8.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
302SA-R4
2/25
4/25

John Hancock Multimanager 2015 Lifetime Portfolio
Class R5/JLBHX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX)	$3	0.05%
Fund Statistics
Fund net assets	$157,094,000
Total number of portfolio holdings	42
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.9%
Equity	29.2%
International equity	11.5%
U.S. large cap	8.2%
Large blend	8.1%
U.S. mid cap	1.4%
Fixed income	53.8%
Intermediate bond	27.3%
Short-term bond	9.4%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.5%
Alternative and specialty	6.9%
Sector equity	5.9%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	8.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755
302SA-R5
2/25
4/25

John Hancock Multimanager 2015 Lifetime Portfolio
Class R6/JLBJX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX)	$0	0.00%
Fund Statistics
Fund net assets	$157,094,000
Total number of portfolio holdings	42
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.9%
Equity	29.2%
International equity	11.5%
U.S. large cap	8.2%
Large blend	8.1%
U.S. mid cap	1.4%
Fixed income	53.8%
Intermediate bond	27.3%
Short-term bond	9.4%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.5%
Alternative and specialty	6.9%
Sector equity	5.9%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	8.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

302SA-R6
2/25
4/25

John Hancock Multimanager 2010 Lifetime Portfolio
Class 1/JLAOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX)	$3	0.05%
Fund Statistics
Fund net assets	$111,936,195
Total number of portfolio holdings	40
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	88.9%
Equity	23.3%
International equity	10.0%
Large blend	6.4%
U.S. large cap	6.3%
U.S. mid cap	0.6%
Fixed income	58.6%
Intermediate bond	28.4%
Short-term bond	11.7%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.0%
Sector equity	6.0%
Absolute return	1.0%
Unaffiliated investment companies	1.5%
Equity	1.5%
U.S. Government	9.3%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

300SA-1
2/25
4/25

John Hancock Multimanager 2010 Lifetime Portfolio
Class A/JLAAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)	$21	0.41%
Fund Statistics
Fund net assets	$111,936,195
Total number of portfolio holdings	40
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	88.9%
Equity	23.3%
International equity	10.0%
Large blend	6.4%
U.S. large cap	6.3%
U.S. mid cap	0.6%
Fixed income	58.6%
Intermediate bond	28.4%
Short-term bond	11.7%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.0%
Sector equity	6.0%
Absolute return	1.0%
Unaffiliated investment companies	1.5%
Equity	1.5%
U.S. Government	9.3%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

300SA-A
2/25
4/25

John Hancock Multimanager 2010 Lifetime Portfolio
Class I/JHRLX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX)	$6	0.11%
Fund Statistics
Fund net assets	$111,936,195
Total number of portfolio holdings	40
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	88.9%
Equity	23.3%
International equity	10.0%
Large blend	6.4%
U.S. large cap	6.3%
U.S. mid cap	0.6%
Fixed income	58.6%
Intermediate bond	28.4%
Short-term bond	11.7%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.0%
Sector equity	6.0%
Absolute return	1.0%
Unaffiliated investment companies	1.5%
Equity	1.5%
U.S. Government	9.3%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

300SA-I
2/25
4/25

John Hancock Multimanager 2010 Lifetime Portfolio
Class R2/JLAEX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX)	$25	0.50%
Fund Statistics
Fund net assets	$111,936,195
Total number of portfolio holdings	40
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	88.9%
Equity	23.3%
International equity	10.0%
Large blend	6.4%
U.S. large cap	6.3%
U.S. mid cap	0.6%
Fixed income	58.6%
Intermediate bond	28.4%
Short-term bond	11.7%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.0%
Sector equity	6.0%
Absolute return	1.0%
Unaffiliated investment companies	1.5%
Equity	1.5%
U.S. Government	9.3%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

300SA-R2
2/25
4/25

John Hancock Multimanager 2010 Lifetime Portfolio
Class R6/JLAIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX)	$0	0.00%
Fund Statistics
Fund net assets	$111,936,195
Total number of portfolio holdings	40
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	88.9%
Equity	23.3%
International equity	10.0%
Large blend	6.4%
U.S. large cap	6.3%
U.S. mid cap	0.6%
Fixed income	58.6%
Intermediate bond	28.4%
Short-term bond	11.7%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.0%
Sector equity	6.0%
Absolute return	1.0%
Unaffiliated investment companies	1.5%
Equity	1.5%
U.S. Government	9.3%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278755

300SA-R6
2/25
4/25
|
John Hancock Multimanager 2065 Lifetime Portfolio

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended February 28, 2025 for the following funds:

  John Hancock Multimanager 2010 Lifetime Portfolio

  John Hancock Multimanager 2015 Lifetime Portfolio

  John Hancock Multimanager 2020 Lifetime Portfolio

  John Hancock Multimanager 2025 Lifetime Portfolio

  John Hancock Mulitmanager 2030 Lifetime Portfolio

  John Hancock Multimanager 2035 Lifetime Portfolio

  John Hancock Mulitmanager 2040 Lifetime Portfolio

  John Hancock Multimanager 2045 Lifetime Portfolio

  John Hancock Multimanager 2050 Lifetime Portfolio

  John Hancock Multimanager 2055 Lifetime Portfolio

  John Hancock Multimanager 2060 Lifetime Portfolio

  John Hancock Multimanager 2065 Lifetime Portfolio

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Multimanager Lifetime Portfolios
Target date
February 28, 2025

John Hancock
Multimanager Lifetime Portfolios

2	Portfolios’ investments
15	Financial statements
25	Financial highlights
47	Notes to financial statements
1	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.3%
Equity - 89.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	116,090	$7,006,049
Capital Appreciation, Class NAV, JHF II (Jennison)	277,995	4,264,440
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	323,007	2,958,744
Disciplined Value, Class NAV, JHF III (Boston Partners)	259,680	6,086,908
Disciplined Value International, Class NAV, JHIT (Boston Partners)	420,894	5,980,897
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	492,391	4,554,615
Equity Income, Class NAV, JHF II (T. Rowe Price)	363,570	7,151,424
Financial Industries, Class NAV, JHIT II (MIM US) (B)	21,323	404,927
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	67,568	4,870,968
International Dynamic Growth, Class NAV, JHIT (Axiom)	353,066	4,882,900
International Small Company, Class NAV, JHF II (DFA)	64,582	671,655
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,246,988	12,756,683
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	268,662	4,900,387
Mid Value, Class NAV, JHF II (T. Rowe Price)	404,817	6,250,371
Multifactor Emerging Markets ETF, JHETF (DFA)	77,908	2,050,539
Small Cap Core, Class NAV, JHIT (MIM US) (B)	35,696	602,189
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	40,327	641,999
Small Cap Value, Class NAV, JHF II (Wellington)	30,677	496,970
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,917,935	23,628,956
Fixed income - 2.5%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	90,106	711,837
High Yield, Class NAV, JHBT (MIM US) (B)	170,826	524,434
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	164,599	1,545,587
Alternative and specialty - 1.7%
Diversified Macro, Class NAV, JHIT (Graham)	123,368	1,151,020
Health Sciences, Class NAV, JHF II (T. Rowe Price)	109,086	439,617
Science & Technology, Class NAV, JHF II (T. Rowe Price)	180,951	345,617

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $96,367,085)		$104,879,733
UNAFFILIATED INVESTMENT COMPANIES - 5.5%
Equity - 5.5%
Fidelity International Index Fund	23,461	1,205,217
Fidelity Mid Cap Index Fund	74,182	2,537,017
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	2

MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Small Cap Index Fund	89,400	$2,403,966

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,383,119)		$6,146,200
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	274	0
ICA Gruppen AB (C)(D)	12	0
Health care - 0.0%
NMC Health PLC (C)(D)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	217	658
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,110	31

TOTAL COMMON STOCKS (Cost $276)		$689
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	$881,800	246,893
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	981,000	285,873
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	541,400	172,582
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	1,244,300	374,223

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,146,200)		$1,079,571
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 4.3522% (F)(G)	71,622	716,481

TOTAL SHORT-TERM INVESTMENTS (Cost $715,250)		$716,481
Total investments (Cost $103,611,930) - 100.4%		$112,822,674
Other assets and liabilities, net - (0.4%)		(463,924)
TOTAL NET ASSETS - 100.0%		$112,358,750
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.1%
Equity - 89.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	316,672	$19,111,166
Capital Appreciation, Class NAV, JHF II (Jennison)	775,616	11,897,947
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	877,212	8,035,262
Disciplined Value, Class NAV, JHF III (Boston Partners)	709,649	16,634,170
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,152,468	16,376,565
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,308,675	$12,105,242
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,003,761	19,743,976
Financial Industries, Class NAV, JHIT II (MIM US) (B)	57,971	1,100,875
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	184,593	13,307,302
International Dynamic Growth, Class NAV, JHIT (Axiom)	967,151	13,375,695
International Small Company, Class NAV, JHF II (DFA)	175,450	1,824,678
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,372,023	34,495,795
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	735,481	13,415,180
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,101,773	17,011,373
Multifactor Emerging Markets ETF, JHETF (DFA)	213,827	5,627,927
Small Cap Core, Class NAV, JHIT (MIM US) (B)	97,126	1,638,508
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	115,922	1,845,484
Small Cap Value, Class NAV, JHF II (Wellington)	83,135	1,346,794
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	5,219,654	64,306,137
Fixed income - 2.2%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	218,463	1,725,861
High Yield, Class NAV, JHBT (MIM US) (B)	416,422	1,278,415
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	401,019	3,765,573
Alternative and specialty - 1.7%
Diversified Macro, Class NAV, JHIT (Graham)	331,555	3,093,411
Health Sciences, Class NAV, JHF II (T. Rowe Price)	296,503	1,194,909
Science & Technology, Class NAV, JHF II (T. Rowe Price)	492,232	940,164

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $252,109,214)		$285,198,409
UNAFFILIATED INVESTMENT COMPANIES - 5.5%
Equity - 5.5%
Fidelity International Index Fund	62,800	3,226,055
Fidelity Mid Cap Index Fund	203,098	6,945,960
Fidelity Small Cap Index Fund	245,487	6,601,140

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $14,399,114)		$16,773,155
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,235	0
ICA Gruppen AB (C)(D)	96	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	4,248	1,886
3	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - 0.0%
NMC Health PLC (C)(D)	70	$0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,788	5,432
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,053	250

TOTAL COMMON STOCKS (Cost $4,064)		$7,568
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
U.S. Government - 1.1%
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	$2,936,700	822,238
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	3,138,900	914,706
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	1,533,600	488,864
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	3,986,500	1,198,939

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,711,233)		$3,424,747
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 4.3522% (F)(G)	203,625	2,036,999

TOTAL SHORT-TERM INVESTMENTS (Cost $2,036,917)		$2,036,999
Total investments (Cost $272,260,542) - 100.4%		$307,440,878
Other assets and liabilities, net - (0.4%)		(1,329,037)
TOTAL NET ASSETS - 100.0%		$306,111,841
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.2%
Equity - 89.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	432,698	$26,113,323
Capital Appreciation, Class NAV, JHF II (Jennison)	1,058,499	16,237,375
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,196,798	10,962,667
Disciplined Value, Class NAV, JHF III (Boston Partners)	971,073	22,761,955
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,583,175	22,496,912
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,804,208	16,688,925
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,366,794	26,884,844
Financial Industries, Class NAV, JHIT II (MIM US) (B)	79,368	1,507,204
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	252,681	18,215,778
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,323,866	18,309,067
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Small Company, Class NAV, JHF II (DFA)	240,129	$2,497,341
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,651,761	47,587,516
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	999,858	18,237,408
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,499,918	23,158,729
Multifactor Emerging Markets ETF, JHETF (DFA)	292,688	7,703,548
Small Cap Core, Class NAV, JHIT (MIM US) (B)	126,030	2,126,123
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	156,281	2,488,000
Small Cap Value, Class NAV, JHF II (Wellington)	113,767	1,843,026
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,128,892	87,827,949
Fixed income - 2.3%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	305,691	2,414,958
High Yield, Class NAV, JHBT (MIM US) (B)	581,638	1,785,630
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	561,700	5,274,362
Alternative and specialty - 1.7%
Diversified Macro, Class NAV, JHIT (Graham)	461,338	4,304,283
Health Sciences, Class NAV, JHF II (T. Rowe Price)	405,994	1,636,157
Science & Technology, Class NAV, JHF II (T. Rowe Price)	674,048	1,287,432

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $342,221,925)		$390,350,512
UNAFFILIATED INVESTMENT COMPANIES - 5.5%
Equity - 5.5%
Fidelity International Index Fund	87,433	4,491,431
Fidelity Mid Cap Index Fund	275,263	9,414,006
Fidelity Small Cap Index Fund	332,713	8,946,661

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $19,585,714)		$22,852,098
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,720	0
ICA Gruppen AB (C)(D)	160	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	12,063	5,356
Health care - 0.0%
NMC Health PLC (C)(D)	117	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,971	9,025
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	15,065	416
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	4

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $8,887)		$14,797
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
U.S. Government - 1.1%
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	$4,121,400	$1,153,939
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	4,407,900	1,284,505
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	2,131,600	679,488
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	5,597,100	1,683,327

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,229,921)		$4,801,259
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 4.3522% (F)(G)	260,705	2,608,015

TOTAL SHORT-TERM INVESTMENTS (Cost $2,607,923)		$2,608,015
Total investments (Cost $369,654,370) - 100.4%		$420,626,681
Other assets and liabilities, net - (0.4%)		(1,795,211)
TOTAL NET ASSETS - 100.0%		$418,831,470
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.2%
Equity - 89.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	627,323	$37,858,933
Capital Appreciation, Class NAV, JHF II (Jennison)	1,526,234	23,412,435
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,741,382	15,951,061
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,408,336	33,011,396
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,276,891	32,354,614
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,601,007	24,059,318
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,977,618	38,899,738
Financial Industries, Class NAV, JHIT II (MIM US) (B)	115,245	2,188,511
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	367,063	26,461,578
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,919,306	26,544,007
International Small Company, Class NAV, JHF II (DFA)	348,731	3,626,803
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,755,030	69,103,952
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,457,504	26,584,865
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,177,087	33,614,223
Multifactor Emerging Markets ETF, JHETF (DFA)	424,134	11,163,207
Small Cap Core, Class NAV, JHIT (MIM US) (B)	187,125	3,156,807
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	234,475	$3,732,848
Small Cap Value, Class NAV, JHF II (Wellington)	165,300	2,677,859
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	10,355,497	127,579,722
Fixed income - 2.2%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	433,078	3,421,319
High Yield, Class NAV, JHBT (MIM US) (B)	825,508	2,534,310
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	794,907	7,464,178
Alternative and specialty - 1.7%
Diversified Macro, Class NAV, JHIT (Graham)	662,670	6,182,710
Health Sciences, Class NAV, JHF II (T. Rowe Price)	589,590	2,376,049
Science & Technology, Class NAV, JHF II (T. Rowe Price)	978,574	1,869,076

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $492,743,516)		$565,829,519
UNAFFILIATED INVESTMENT COMPANIES - 5.5%
Equity - 5.5%
Fidelity International Index Fund	125,455	6,444,633
Fidelity Mid Cap Index Fund	401,254	13,722,894
Fidelity Small Cap Index Fund	485,000	13,041,644

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $28,625,077)		$33,209,171
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,187	0
ICA Gruppen AB (C)(D)	266	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	24,454	10,857
Health care - 0.0%
NMC Health PLC (C)(D)	194	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	4,945	15,022
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	25,059	693

TOTAL COMMON STOCKS (Cost $16,649)		$26,572
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
U.S. Government - 1.1%
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	$5,895,700	1,650,720
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	6,372,000	1,856,863
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	3,075,800	980,470
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	8,091,100	2,433,397

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,540,612)		$6,921,450
5	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 4.3522% (F)(G)	343,547	$3,436,739

TOTAL SHORT-TERM INVESTMENTS (Cost $3,436,653)		$3,436,739
Total investments (Cost $532,362,507) - 100.4%		$609,423,451
Other assets and liabilities, net - (0.4%)		(2,637,639)
TOTAL NET ASSETS - 100.0%		$606,785,812
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.7%
Equity - 83.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	861,612	$51,998,285
Capital Appreciation, Class NAV, JHF II (Jennison)	2,134,616	32,745,003
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,273,455	20,824,847
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,926,037	45,146,300
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,290,781	46,761,993
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,275,222	30,295,802
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,769,652	54,479,047
Financial Industries, Class NAV, JHIT II (MIM US) (B)	164,763	3,128,847
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	502,211	36,204,395
Global Equity, Class NAV, JHF II (MIM US) (B)	328,525	4,050,719
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,780,522	38,454,615
International Small Company, Class NAV, JHF II (DFA)	515,114	5,357,189
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,633,512	98,550,832
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,865,623	34,028,956
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,844,860	43,924,638
Multifactor Emerging Markets ETF, JHETF (DFA)	535,190	14,086,201
Small Cap Core, Class NAV, JHIT (MIM US) (B)	243,849	4,113,739
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	311,463	4,958,489
Small Cap Value, Class NAV, JHF II (Wellington)	215,039	3,483,626
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,353,636	176,836,799
Fixed income - 6.6%
Bond, Class NAV, JHSB (MIM US) (B)	2,382,029	32,443,235
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,288,025	$10,175,399
High Yield, Class NAV, JHBT (MIM US) (B)	2,448,665	7,517,402
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	992,248	9,317,204
Alternative and specialty - 2.8%
Diversified Macro, Class NAV, JHIT (Graham)	980,833	9,151,169
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	911,138	10,560,084
Health Sciences, Class NAV, JHF II (T. Rowe Price)	842,742	3,396,251
Science & Technology, Class NAV, JHF II (T. Rowe Price)	1,399,188	2,672,448

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $695,209,786)		$834,663,514
UNAFFILIATED INVESTMENT COMPANIES - 5.1%
Equity - 5.1%
Fidelity International Index Fund	183,168	9,409,347
Fidelity Mid Cap Index Fund	538,577	18,419,325
Fidelity Small Cap Index Fund	658,928	17,718,586

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $38,601,493)		$45,547,258
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,035	0
ICA Gruppen AB (C)(D)	431	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	45,339	20,129
Health care - 0.0%
NMC Health PLC (C)(D)	315	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	8,028	24,387
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	40,641	1,124

TOTAL COMMON STOCKS (Cost $29,417)		$45,640
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
U.S. Government - 2.0%
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	$15,029,600	4,208,095
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	16,377,000	4,772,417
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	8,033,800	2,560,928
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	20,797,800	6,254,934

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $20,299,406)		$17,796,374
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 4.3522% (F)(G)	529,886	5,300,821
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	6

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $5,300,560)	$5,300,821
Total investments (Cost $759,440,662) - 100.4%	$903,353,607
Other assets and liabilities, net - (0.4%)	(3,311,474)
TOTAL NET ASSETS - 100.0%	$900,042,133
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.6%
Equity - 74.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	795,071	$47,982,536
Capital Appreciation, Class NAV, JHF II (Jennison)	1,950,435	29,919,675
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,023,172	18,532,254
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,772,037	41,536,550
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,075,149	43,697,869
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,662,999	24,632,742
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,536,122	49,885,519
Financial Industries, Class NAV, JHIT II (MIM US) (B)	174,283	3,309,639
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	386,233	27,843,542
Global Equity, Class NAV, JHF II (MIM US) (B)	525,902	6,484,372
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,656,218	36,735,496
International Small Company, Class NAV, JHF II (DFA)	528,119	5,492,433
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,179,590	93,907,205
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,568,862	28,616,046
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,419,105	37,350,985
Multifactor Emerging Markets ETF, JHETF (DFA)	434,098	11,425,459
Small Cap Core, Class NAV, JHIT (MIM US) (B)	173,905	2,933,784
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	241,261	3,840,877
Small Cap Value, Class NAV, JHF II (Wellington)	170,900	2,768,575
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,901,248	171,263,368
Fixed income - 14.1%
Bond, Class NAV, JHSB (MIM US) (B)	3,547,343	48,314,806
Core Bond, Class NAV, JHF II (Allspring Investments)	2,934,934	32,372,320
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,377,212	18,779,971
High Yield, Class NAV, JHBT (MIM US) (B)	4,506,789	13,835,841
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,260,519	$11,836,272
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	571,909	5,764,840
Alternative and specialty - 4.1%
Diversified Macro, Class NAV, JHIT (Graham)	1,009,997	9,423,274
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,913,970	22,182,909
Health Sciences, Class NAV, JHF II (T. Rowe Price)	891,432	3,592,473
Science & Technology, Class NAV, JHF II (T. Rowe Price)	1,479,401	2,825,657

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $719,589,663)		$857,087,289
UNAFFILIATED INVESTMENT COMPANIES - 4.6%
Equity - 4.6%
Fidelity International Index Fund	173,246	8,899,652
Fidelity Mid Cap Index Fund	506,009	17,305,492
Fidelity Small Cap Index Fund	614,744	16,530,458

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $35,847,650)		$42,735,602
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,247	0
ICA Gruppen AB (C)(D)	440	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	49,809	22,114
Health care - 0.0%
NMC Health PLC (C)(D)	321	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	8,196	24,898
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	41,499	1,147

TOTAL COMMON STOCKS (Cost $31,532)		$48,159
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.6%
U.S. Government - 2.6%
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	$20,541,300	5,751,301
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	22,154,600	6,456,065
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	10,576,200	3,371,367
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	28,133,200	8,461,054

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $27,945,117)		$24,039,787
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 4.3522% (F)(G)	429,152	4,293,113
7	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $4,291,989)	$4,293,113
Total investments (Cost $787,705,951) - 100.3%	$928,203,950
Other assets and liabilities, net - (0.3%)	(2,727,288)
TOTAL NET ASSETS - 100.0%	$925,476,662
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.6%
Equity - 64.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	775,644	$46,810,110
Capital Appreciation, Class NAV, JHF II (Jennison)	1,886,379	28,937,058
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,375,588	30,920,385
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,730,755	40,568,889
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,379,056	48,016,391
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,404,432	22,240,996
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,457,431	48,337,659
Financial Industries, Class NAV, JHIT II (MIM US) (B)	180,548	3,428,615
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	252,337	2,647,016
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	330,386	23,817,527
Global Equity, Class NAV, JHF II (MIM US) (B)	818,674	10,094,246
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,824,102	39,057,326
International Small Company, Class NAV, JHF II (DFA)	547,545	5,694,465
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,133,274	93,433,395
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,465,749	26,735,266
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,278,340	35,177,569
Multifactor Emerging Markets ETF, JHETF (DFA)	392,173	10,321,993
Small Cap Core, Class NAV, JHIT (MIM US) (B)	159,852	2,696,695
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	207,166	3,298,077
Small Cap Value, Class NAV, JHF II (Wellington)	143,960	2,332,152
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,701,800	168,806,171
Fixed income - 22.5%
Bond, Class NAV, JHSB (MIM US) (B)	6,625,885	90,244,549
Core Bond, Class NAV, JHF II (Allspring Investments)	6,499,178	71,685,936
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,036,522	$31,888,521
High Yield, Class NAV, JHBT (MIM US) (B)	7,694,305	23,621,517
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,488,392	13,975,998
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	868,717	8,756,667
Alternative and specialty - 5.2%
Diversified Macro, Class NAV, JHIT (Graham)	1,165,955	10,878,357
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,344,835	38,766,634
Health Sciences, Class NAV, JHF II (T. Rowe Price)	923,757	3,722,740
Science & Technology, Class NAV, JHF II (T. Rowe Price)	1,533,226	2,928,462

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $848,493,862)		$989,841,382
UNAFFILIATED INVESTMENT COMPANIES - 4.1%
Equity - 4.1%
Fidelity International Index Fund	183,791	9,441,320
Fidelity Mid Cap Index Fund	512,566	17,529,758
Fidelity Small Cap Index Fund	615,878	16,560,955

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $36,091,903)		$43,532,033
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,773	0
ICA Gruppen AB (C)(D)	463	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	52,909	23,490
Health care - 0.0%
NMC Health PLC (C)(D)	338	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	8,616	26,175
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	43,631	1,206

TOTAL COMMON STOCKS (Cost $33,383)		$50,871
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.2%
U.S. Government - 3.2%
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	$29,406,300	8,233,387
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	31,735,600	9,248,062
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	15,064,800	4,802,194
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	40,301,200	12,120,578

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $40,223,243)		$34,404,221
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	8

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.3522% (F)(G)	347,214	$3,473,429

TOTAL SHORT-TERM INVESTMENTS (Cost $3,472,812)		$3,473,429
Total investments (Cost $928,315,203) - 100.2%		$1,071,301,936
Other assets and liabilities, net - (0.2%)		(2,441,610)
TOTAL NET ASSETS - 100.0%		$1,068,860,326
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.3%
Equity - 53.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	604,513	$36,482,355
Capital Appreciation, Class NAV, JHF II (Jennison)	1,429,824	21,933,507
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,052,857	37,124,172
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,295,107	30,357,307
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,912,685	41,389,253
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,789,067	16,548,871
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,885,092	37,079,751
Financial Industries, Class NAV, JHIT II (MIM US) (B)	171,663	3,259,881
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	434,853	4,561,604
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	164,446	11,854,899
Global Equity, Class NAV, JHF II (MIM US) (B)	1,367,323	16,859,095
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,458,615	34,002,646
International Small Company, Class NAV, JHF II (DFA)	514,993	5,355,925
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,800,213	79,796,174
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,200,738	21,901,469
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,799,240	27,780,272
Multifactor Emerging Markets ETF, JHETF (DFA)	291,557	7,673,780
Small Cap Core, Class NAV, JHIT (MIM US) (B)	88,777	1,497,676
Small Cap Value, Class NAV, JHF II (Wellington)	132,467	2,145,966
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	11,955,371	147,290,177
Fixed income - 31.3%
Bond, Class NAV, JHSB (MIM US) (B)	6,827,168	92,986,029
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Core Bond, Class NAV, JHF II (Allspring Investments)	8,844,909	$97,559,350
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,844,679	38,272,967
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,646,889	12,598,700
High Yield, Class NAV, JHBT (MIM US) (B)	9,210,122	28,275,074
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,288,876	40,272,545
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,147,025	31,722,013
Alternative and specialty - 6.4%
Diversified Macro, Class NAV, JHIT (Graham)	1,186,314	11,068,310
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	4,535,985	52,572,068
Health Sciences, Class NAV, JHF II (T. Rowe Price)	878,137	3,538,890
Science & Technology, Class NAV, JHF II (T. Rowe Price)	1,458,601	2,785,928

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $872,887,149)		$996,546,654
UNAFFILIATED INVESTMENT COMPANIES - 3.5%
Equity - 3.5%
Fidelity International Index Fund	157,909	8,111,787
Fidelity Mid Cap Index Fund	437,389	14,958,692
Fidelity Small Cap Index Fund	538,347	14,476,141

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,007,077)		$37,546,620
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,893	0
ICA Gruppen AB (C)(D)	468	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	59,458	26,397
Health care - 0.0%
NMC Health PLC (C)(D)	342	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	8,712	26,466
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	44,116	1,220

TOTAL COMMON STOCKS (Cost $36,289)		$54,083
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.1%
U.S. Government - 5.1%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$2,241,027	2,218,487
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,441,722	4,340,554
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	5,537,729	5,518,786
9	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	7,696,602	$7,902,678
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	30,594,200	8,565,984
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	32,690,500	9,526,329
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	14,845,700	4,732,351
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	41,512,700	12,484,936

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $60,831,362)		$55,290,105
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.3522% (F)(G)	334,520	3,346,439

TOTAL SHORT-TERM INVESTMENTS (Cost $3,346,075)		$3,346,439
Total investments (Cost $967,107,952) - 100.2%		$1,092,783,901
Other assets and liabilities, net - (0.2%)		(1,721,960)
TOTAL NET ASSETS - 100.0%		$1,091,061,941
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.9%
Equity - 40.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	233,275	$14,078,133
Capital Appreciation, Class NAV, JHF II (Jennison)	534,163	8,194,063
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,459,938	31,693,030
Disciplined Value, Class NAV, JHF III (Boston Partners)	497,148	11,653,154
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,617,417	22,983,491
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	801,600	7,414,800
Equity Income, Class NAV, JHF II (T. Rowe Price)	706,578	13,898,397
Financial Industries, Class NAV, JHIT II (MIM US) (B)	101,307	1,923,818
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	450,774	4,728,617
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	66,067	4,762,770
Global Equity, Class NAV, JHF II (MIM US) (B)	1,135,366	13,999,063
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,358,431	18,787,094
International Small Company, Class NAV, JHF II (DFA)	278,397	2,895,326
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,144,005	42,393,175
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	582,241	10,620,076
Mid Value, Class NAV, JHF II (T. Rowe Price)	869,564	13,426,065
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Multifactor Emerging Markets ETF, JHETF (DFA)	130,491	$3,434,523
Small Cap Core, Class NAV, JHIT (MIM US) (B)	61,330	1,034,644
Small Cap Value, Class NAV, JHF II (Wellington)	91,505	1,482,388
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,007,815	74,016,275
Fixed income - 42.7%
Bond, Class NAV, JHSB (MIM US) (B)	6,339,741	86,347,268
Core Bond, Class NAV, JHF II (Allspring Investments)	7,639,365	84,262,200
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,150,074	32,785,582
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,899,019	14,527,493
High Yield, Class NAV, JHBT (MIM US) (B)	7,871,733	24,166,221
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,458,982	41,869,837
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,384,380	34,114,553
Alternative and specialty - 7.4%
Diversified Macro, Class NAV, JHIT (Graham)	798,849	7,453,261
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,812,521	44,187,118
Health Sciences, Class NAV, JHF II (T. Rowe Price)	518,298	2,088,743
Science & Technology, Class NAV, JHF II (T. Rowe Price)	860,501	1,643,556

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $615,628,697)		$676,864,734
UNAFFILIATED INVESTMENT COMPANIES - 2.5%
Equity - 2.5%
Fidelity International Index Fund	82,118	4,218,400
Fidelity Mid Cap Index Fund	237,913	8,136,626
Fidelity Small Cap Index Fund	227,602	6,120,222

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $15,045,191)		$18,475,248
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,029	0
ICA Gruppen AB (C)(D)	345	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	43,019	19,099
Health care - 0.0%
NMC Health PLC (C)(D)	252	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	6,421	19,504
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	32,516	899
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	10

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $26,404)		$39,502
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.4%
U.S. Government - 6.4%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$2,917,957	$2,888,608
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	6,033,888	5,896,455
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	7,522,456	7,496,725
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	10,024,122	10,292,518
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	18,449,100	5,165,511
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	19,147,800	5,579,855
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	8,039,600	2,562,777
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	24,314,500	7,312,581

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $50,114,877)		$47,195,030
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.3522% (F)(G)	242,942	2,430,316

TOTAL SHORT-TERM INVESTMENTS (Cost $2,430,143)		$2,430,316
Total investments (Cost $683,245,312) - 100.1%		$745,004,830
Other assets and liabilities, net - (0.1%)		(653,020)
TOTAL NET ASSETS - 100.0%		$744,351,810
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.4%
Equity - 34.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	60,913	$3,676,090
Capital Appreciation, Class NAV, JHF II (Jennison)	128,584	1,972,481
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,663,295	15,235,779
Disciplined Value, Class NAV, JHF III (Boston Partners)	139,560	3,271,297
Disciplined Value International, Class NAV, JHIT (Boston Partners)	743,777	10,569,073
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	216,656	2,004,063
Equity Income, Class NAV, JHF II (T. Rowe Price)	157,502	3,098,074
Financial Industries, Class NAV, JHIT II (MIM US) (B)	51,088	970,155
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	220,053	2,308,356
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	66,098	4,764,970
Global Equity, Class NAV, JHF II (MIM US) (B)	685,996	8,458,325
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	651,542	$9,010,832
International Small Company, Class NAV, JHF II (DFA)	109,700	1,140,876
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,946,383	19,911,498
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	203,434	3,710,643
Mid Value, Class NAV, JHF II (T. Rowe Price)	322,811	4,984,207
Small Cap Core, Class NAV, JHIT (MIM US) (B)	32,383	546,304
Small Cap Value, Class NAV, JHF II (Wellington)	47,696	772,683
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,132,548	38,592,990
Fixed income - 48.0%
Bond, Class NAV, JHSB (MIM US) (B)	3,481,645	47,420,001
Core Bond, Class NAV, JHF II (Allspring Investments)	4,408,428	48,624,960
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,271,385	17,943,941
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,395,473	10,675,372
High Yield, Class NAV, JHBT (MIM US) (B)	4,329,579	13,291,808
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,115,526	29,254,789
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,833,145	18,478,098
Alternative and specialty - 7.5%
Diversified Macro, Class NAV, JHIT (Graham)	418,879	3,908,145
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,987,998	23,040,894
Health Sciences, Class NAV, JHF II (T. Rowe Price)	261,344	1,053,215
Science & Technology, Class NAV, JHF II (T. Rowe Price)	434,093	829,117

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $326,681,229)		$349,519,036
UNAFFILIATED INVESTMENT COMPANIES - 1.9%
Equity - 1.9%
Fidelity International Index Fund	38,593	1,982,507
Fidelity Mid Cap Index Fund	102,454	3,503,918
Fidelity Small Cap Index Fund	67,904	1,825,949

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,823,635)		$7,312,374
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,589	0
ICA Gruppen AB (C)(D)	154	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	19,966	8,864
Health care - 0.0%
NMC Health PLC (C)(D)	113	0
11	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,869	$8,714
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	14,534	402

TOTAL COMMON STOCKS (Cost $12,117)		$17,980
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%
U.S. Government - 7.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$2,294,099	2,271,025
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,738,605	4,630,674
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	5,907,465	5,887,258
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	7,879,959	8,090,945
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	7,292,800	2,041,891
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	7,502,900	2,186,418
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	3,129,600	997,620
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	9,527,300	2,865,334

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $29,946,726)		$28,971,165
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.3522% (F)(G)	66,274	662,986

TOTAL SHORT-TERM INVESTMENTS (Cost $662,924)		$662,986
Total investments (Cost $363,126,631) - 100.0%		$386,483,541
Other assets and liabilities, net - 0.0%		135,665
TOTAL NET ASSETS - 100.0%		$386,619,206
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.9%
Equity - 29.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	23,548	$1,421,144
Capital Appreciation, Class NAV, JHF II (Jennison)	57,141	876,541
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	694,363	6,360,362
Disciplined Value, Class NAV, JHF III (Boston Partners)	49,482	1,159,859
Disciplined Value International, Class NAV, JHIT (Boston Partners)	253,652	3,604,397
Equity Income, Class NAV, JHF II (T. Rowe Price)	75,195	1,479,076
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	74,303	779,440
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	20,368	$1,468,308
Global Equity, Class NAV, JHF II (MIM US) (B)	284,606	3,509,186
International Dynamic Growth, Class NAV, JHIT (Axiom)	216,146	2,989,303
International Small Company, Class NAV, JHF II (DFA)	30,018	312,190
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	671,774	6,872,249
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	53,617	977,972
Mid Value, Class NAV, JHF II (T. Rowe Price)	81,176	1,253,353
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,033,239	12,729,503
Fixed income - 53.8%
Bond, Class NAV, JHSB (MIM US) (B)	1,573,868	21,436,082
Core Bond, Class NAV, JHF II (Allspring Investments)	1,940,162	21,399,983
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	982,374	7,760,756
Floating Rate Income, Class NAV, JHF II (Bain Capital)	725,905	5,553,173
High Yield, Class NAV, JHBT (MIM US) (B)	1,868,635	5,736,709
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,570,018	14,742,470
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	785,032	7,913,119
Alternative and specialty - 6.9%
Diversified Macro, Class NAV, JHIT (Graham)	168,822	1,575,111
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	805,237	9,332,691

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $134,089,804)		$141,242,977
UNAFFILIATED INVESTMENT COMPANIES - 1.9%
Equity - 1.9%
Fidelity International Index Fund	15,844	813,894
Fidelity Mid Cap Index Fund	32,307	1,104,913
Fidelity Small Cap Index Fund	39,792	1,070,008

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,342,117)		$2,988,815
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,099	0
ICA Gruppen AB (C)(D)	47	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	5,942	2,638
Health care - 0.0%
NMC Health PLC (C)(D)	34	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	877	2,663
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	12

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	4,452	$123

TOTAL COMMON STOCKS (Cost $3,638)		$5,424
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$1,195,247	1,183,225
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	2,419,435	2,364,328
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	3,016,284	3,005,967
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	4,105,684	4,215,614
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	1,816,300	508,541
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	1,852,900	539,953
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	788,600	251,381
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	2,354,000	707,965

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $12,917,342)		$12,776,974
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.3522% (F)(G)	993	9,930

TOTAL SHORT-TERM INVESTMENTS (Cost $9,929)		$9,930
Total investments (Cost $149,362,830) - 100.0%		$157,024,120
Other assets and liabilities, net - 0.0%		69,880
TOTAL NET ASSETS - 100.0%		$157,094,000
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 2-28-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.9%
Equity - 23.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	12,962	$782,287
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	492,356	4,509,978
Disciplined Value International, Class NAV, JHIT (Boston Partners)	154,845	2,200,354
Equity Income, Class NAV, JHF II (T. Rowe Price)	44,661	878,482
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	55,180	578,838
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	12,237	882,136
Global Equity, Class NAV, JHF II (MIM US) (B)	210,316	2,593,199
International Dynamic Growth, Class NAV, JHIT (Axiom)	135,069	1,867,999
International Small Company, Class NAV, JHF II (DFA)	21,650	225,163
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	361,953	$3,702,781
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	16,311	297,518
Mid Value, Class NAV, JHF II (T. Rowe Price)	24,699	381,348
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	582,207	7,172,784
Fixed income - 58.6%
Bond, Class NAV, JHSB (MIM US) (B)	1,142,867	15,565,848
Core Bond, Class NAV, JHF II (Allspring Investments)	1,473,931	16,257,458
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	730,933	5,774,370
Floating Rate Income, Class NAV, JHF II (Bain Capital)	634,841	4,856,530
High Yield, Class NAV, JHBT (MIM US) (B)	1,393,261	4,277,311
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,391,998	13,070,861
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	582,358	5,870,164
Alternative and specialty - 7.0%
Diversified Macro, Class NAV, JHIT (Graham)	120,053	1,120,096
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	579,620	6,717,801

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $94,748,236)		$99,583,306
UNAFFILIATED INVESTMENT COMPANIES - 1.5%
Equity - 1.5%
Fidelity International Index Fund	10,787	554,139
Fidelity Mid Cap Index Fund	13,968	477,715
Fidelity Small Cap Index Fund	22,775	612,414

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,255,958)		$1,644,268
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	648	0
ICA Gruppen AB (C)(D)	28	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	2,849	1,265
Health care - 0.0%
NMC Health PLC (C)(D)	20	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	516	1,569
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	2,622	73

TOTAL COMMON STOCKS (Cost $1,865)		$2,907
13	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.3%
U.S. Government - 9.3%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$1,069,609	$1,058,851
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	2,208,174	2,157,879
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,752,713	2,743,297
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	3,674,178	3,772,554
U.S. Treasury STRIPS, PO, 4.427%, 02/15/2054	664,600	186,079
U.S. Treasury STRIPS, PO, 4.483%, 11/15/2052	653,600	190,465
U.S. Treasury STRIPS, PO, 4.572%, 05/15/2050	251,600	80,202
U.S. Treasury STRIPS, PO, 4.577%, 08/15/2051	829,900	249,592

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,382,286)		$10,438,919
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.3522% (F)(G)	20,589	205,963

TOTAL SHORT-TERM INVESTMENTS (Cost $205,950)		$205,963
Total investments (Cost $106,594,295) - 99.9%		$111,875,363
Other assets and liabilities, net - 0.1%		60,832
TOTAL NET ASSETS - 100.0%		$111,936,195
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 2-28-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	Restricted security as to resale, excluding 144A securities.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	14

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$7,226,460	$20,205,470	$27,668,154	$40,157,193
Affiliated investments, at value	105,596,214	287,235,408	392,958,527	569,266,258
Total investments, at value	112,822,674	307,440,878	420,626,681	609,423,451
Dividends and interest receivable	15,441	52,750	78,072	118,893
Receivable for fund shares sold	241,921	219,913	127,439	187,672
Receivable for investments sold	—	183,955	—	578,434
Receivable from affiliates	5,642	7,141	8,134	9,937
Other assets	48,111	74,549	78,992	84,706
Total assets	113,133,789	307,979,186	420,919,318	610,403,093
Liabilities
Due to custodian	1,169	2,427	4,645	10,293
Payable for investments purchased	732,936	1,411,150	2,015,228	2,776,724
Payable for fund shares repurchased	—	399,752	6,775	756,511
Payable to affiliates
Accounting and legal services fees	3,888	10,974	15,190	21,891
Transfer agent fees	184	1,323	3,355	8,061
Distribution and service fees	20	172	310	843
Trustees’ fees	27	121	166	241
Other liabilities and accrued expenses	36,815	41,426	42,179	42,717
Total liabilities	775,039	1,867,345	2,087,848	3,617,281
Net assets	$112,358,750	$306,111,841	$418,831,470	$606,785,812
Net assets consist of
Paid-in capital	$101,455,328	$269,434,743	$364,604,488	$523,558,774
Total distributable earnings (loss)	10,903,422	36,677,098	54,226,982	83,227,038
Net assets	$112,358,750	$306,111,841	$418,831,470	$606,785,812
Unaffiliated investments, at cost	$6,529,595	$18,114,411	$24,824,522	$36,182,338
Affiliated investments, at cost	97,082,335	254,146,131	344,829,848	496,180,169
Total investments, at cost	103,611,930	272,260,542	369,654,370	532,362,507
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$1,746,982	$13,688,628	$37,050,739	$90,884,316
Shares outstanding	131,357	983,988	3,028,364	7,190,711
Net asset value and redemption price per share	$13.30	$13.91	$12.23	$12.64
Class I
Net assets	$67,111	$49,642	$51,541	$210,950
Shares outstanding	5,042	3,556	4,203	16,647
Net asset value, offering price and redemption price per share	$13.31	$13.96	$12.26	$12.67
Class R2
Net assets	$11,889	$604,738	$894,302	$3,570,019
Shares outstanding	894	43,480	73,184	282,630
Net asset value, offering price and redemption price per share	$13.30	$13.91	$12.22	$12.63
Class R4
Net assets	$71,264	$19,724	$55,110	$24,565
Shares outstanding	5,357	1,415	4,494	1,944
Net asset value, offering price and redemption price per share	$13.30	$13.94	$12.26	$12.64
Class R5
Net assets	$554,620	$2,453,475	$4,039,803	$3,849,410
Shares outstanding	41,634	175,991	328,955	303,520
Net asset value, offering price and redemption price per share	$13.32	$13.94	$12.28	$12.68
Class R6
Net assets	$9,346,388	$43,322,298	$54,069,835	$74,203,278
Shares outstanding	701,745	3,103,145	4,404,601	5,848,638
Net asset value, offering price and redemption price per share	$13.32	$13.96	$12.28	$12.69
Class 1
Net assets	$100,560,496	$245,973,336	$322,670,140	$434,043,274
Shares outstanding	7,555,550	17,631,416	26,303,680	34,287,325
Net asset value, offering price and redemption price per share	$13.31	$13.95	$12.27	$12.66
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.00	$14.64	$12.87	$13.31

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
15	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Continued

	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$63,389,272	$66,823,548	$77,987,125	$92,890,808
Affiliated investments, at value	839,964,335	861,380,402	993,314,811	999,893,093
Total investments, at value	903,353,607	928,203,950	1,071,301,936	1,092,783,901
Dividends and interest receivable	341,253	500,912	802,119	1,206,097
Receivable for fund shares sold	45,018	354,618	271,988	442,415
Receivable for investments sold	1,454,135	—	62,311	689,467
Receivable from affiliates	12,528	13,215	13,180	13,883
Other assets	84,883	87,352	91,346	95,481
Total assets	905,291,424	929,160,047	1,072,542,880	1,095,231,244
Liabilities
Due to custodian	17,485	19,914	22,754	25,253
Payable for investments purchased	3,656,811	3,460,893	3,248,984	2,930,310
Payable for fund shares repurchased	1,483,474	109,091	308,922	1,109,288
Payable to affiliates
Accounting and legal services fees	32,657	33,227	38,417	39,246
Transfer agent fees	14,330	16,095	18,046	20,023
Distribution and service fees	1,440	1,232	1,967	1,776
Trustees’ fees	378	391	450	481
Other liabilities and accrued expenses	42,716	42,542	43,014	42,926
Total liabilities	5,249,291	3,683,385	3,682,554	4,169,303
Net assets	$900,042,133	$925,476,662	$1,068,860,326	$1,091,061,941
Net assets consist of
Paid-in capital	$734,798,475	$770,392,868	$914,161,175	$964,921,725
Total distributable earnings (loss)	165,243,658	155,083,794	154,699,151	126,140,216
Net assets	$900,042,133	$925,476,662	$1,068,860,326	$1,091,061,941
Unaffiliated investments, at cost	$58,930,316	$63,824,299	$76,348,529	$90,874,728
Affiliated investments, at cost	700,510,346	723,881,652	851,966,674	876,233,224
Total investments, at cost	759,440,662	787,705,951	928,315,203	967,107,952
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$163,367,989	$185,409,397	$208,883,587	$230,369,192
Shares outstanding	15,366,265	17,291,391	20,103,706	22,985,451
Net asset value and redemption price per share	$10.63	$10.72	$10.39	$10.02
Class I
Net assets	$668,272	$915,746	$86,655	$1,798,739
Shares outstanding	62,236	84,563	8,302	180,244
Net asset value, offering price and redemption price per share	$10.74	$10.83	$10.44	$9.98
Class R2
Net assets	$6,230,172	$5,611,721	$9,547,326	$8,298,561
Shares outstanding	582,145	521,064	912,254	837,029
Net asset value, offering price and redemption price per share	$10.70	$10.77	$10.47	$9.91
Class R4
Net assets	$433,836	$222,817	$272,178	$268,290
Shares outstanding	40,623	20,758	25,990	26,983
Net asset value, offering price and redemption price per share	$10.68	$10.73	$10.47	$9.94
Class R5
Net assets	$4,981,729	$3,683,567	$3,139,848	$4,610,644
Shares outstanding	461,927	339,679	299,094	462,917
Net asset value, offering price and redemption price per share	$10.78	$10.84	$10.50	$9.96
Class R6
Net assets	$76,478,367	$68,704,479	$87,324,662	$92,001,486
Shares outstanding	7,121,024	6,360,062	8,329,642	9,238,486
Net asset value, offering price and redemption price per share	$10.74	$10.80	$10.48	$9.96
Class 1
Net assets	$647,881,768	$660,928,935	$759,606,070	$753,715,029
Shares outstanding	60,239,896	61,077,183	72,349,561	75,607,209
Net asset value, offering price and redemption price per share	$10.76	$10.82	$10.50	$9.97
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.19	$11.28	$10.94	$10.55

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	16

STATEMENTS OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Continued

	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$65,709,780	$36,301,519	$15,771,213	$12,086,094
Affiliated investments, at value	679,295,050	350,182,022	141,252,907	99,789,269
Total investments, at value	745,004,830	386,483,541	157,024,120	111,875,363
Dividends and interest receivable	1,163,238	707,520	321,809	258,934
Receivable for fund shares sold	192,632	3,875	1,410	3,415
Receivable for investments sold	1,326,683	1,378,283	37,085	916,752
Receivable from affiliates	11,522	8,965	7,065	6,143
Other assets	89,437	73,501	62,069	54,941
Total assets	747,788,342	388,655,685	157,453,558	113,115,548
Liabilities
Due to custodian	20,818	16,651	8,868	5,295
Payable for investments purchased	1,827,920	577,683	262,504	208,022
Payable for fund shares repurchased	1,500,364	1,372,453	34,157	916,612
Payable to affiliates
Accounting and legal services fees	26,978	14,228	5,590	4,024
Transfer agent fees	16,040	12,544	6,349	3,203
Distribution and service fees	1,589	780	85	—
Trustees’ fees	362	186	72	49
Other liabilities and accrued expenses	42,461	41,954	41,933	42,148
Total liabilities	3,436,532	2,036,479	359,558	1,179,353
Net assets	$744,351,810	$386,619,206	$157,094,000	$111,936,195
Net assets consist of
Paid-in capital	$692,902,425	$374,420,055	$152,584,681	$112,177,632
Total distributable earnings (loss)	51,449,385	12,199,151	4,509,319	(241,437)
Net assets	$744,351,810	$386,619,206	$157,094,000	$111,936,195
Unaffiliated investments, at cost	$65,186,472	$35,782,478	$15,263,097	$11,640,109
Affiliated investments, at cost	618,058,840	327,344,153	134,099,733	94,954,186
Total investments, at cost	683,245,312	363,126,631	149,362,830	106,594,295
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$184,574,039	$147,066,382	$74,841,474	$37,785,683
Shares outstanding	19,822,254	17,511,085	9,695,412	4,886,455
Net asset value and redemption price per share	$9.31	$8.40	$7.72	$7.73
Class I
Net assets	$1,994,061	$234,712	$132,122	$39,309
Shares outstanding	215,444	27,907	17,155	5,091
Net asset value, offering price and redemption price per share	$9.26	$8.41	$7.70	$7.72
Class R2
Net assets	$6,683,719	$3,485,778	$432,804	$156,851
Shares outstanding	725,136	417,884	56,519	20,315
Net asset value, offering price and redemption price per share	$9.22	$8.34	$7.66	$7.72
Class R4
Net assets	$604,354	$43,405	$18,763	—
Shares outstanding	65,236	5,207	2,429	—
Net asset value, offering price and redemption price per share	$9.26	$8.34	$7.72	—
Class R5
Net assets	$7,072,359	$2,929,206	$45,131	—
Shares outstanding	765,395	349,661	5,869	—
Net asset value, offering price and redemption price per share	$9.24	$8.38	$7.69	—
Class R6
Net assets	$60,486,799	$21,322,331	$10,059,239	$8,427,965
Shares outstanding	6,554,732	2,552,974	1,304,627	1,090,092
Net asset value, offering price and redemption price per share	$9.23	$8.35	$7.71	$7.73
Class 1
Net assets	$482,936,479	$211,537,392	$71,564,467	$65,526,387
Shares outstanding	52,246,126	25,262,625	9,290,528	8,478,800
Net asset value, offering price and redemption price per share	$9.24	$8.37	$7.70	$7.73
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$9.80	$8.84	$8.13	$8.14

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
17	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-25 (unaudited)

	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$1,127,561	$3,268,939	$4,578,480	$6,544,342
Dividends from unaffiliated investments	87,273	256,953	361,219	518,506
Interest	21,875	80,517	113,096	163,458
Other income received from advisor	39,483	116,399	141,798	173,427
Total investment income	1,276,192	3,722,808	5,194,593	7,399,733
Expenses
Investment management fees	102,286	303,142	422,557	606,719
Distribution and service fees	25,697	83,520	140,704	255,510
Accounting and legal services fees	10,341	30,600	42,691	61,411
Transfer agent fees	1,122	8,337	21,613	52,029
Trustees’ fees	1,241	3,797	5,239	7,632
Custodian fees	14,966	15,017	15,676	15,676
State registration fees	43,364	44,123	42,748	39,791
Printing and postage	8,509	9,175	9,790	10,824
Professional fees	22,116	28,996	31,134	34,494
Other	5,902	8,655	9,794	11,768
Total expenses	235,544	535,362	741,946	1,095,854
Less expense reductions	(208,761)	(443,530)	(579,657)	(788,326)
Net expenses	26,783	91,832	162,289	307,528
Net investment income	1,249,409	3,630,976	5,032,304	7,092,205
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	15,735	235,272	290,580	390,358
Affiliated investments	1,113,370	1,060,975	2,583,532	5,030,582
Capital gain distributions received from unaffiliated investments	27,744	81,262	114,665	165,132
Capital gain distributions received from affiliated investments	5,274,139	15,216,454	21,373,262	30,713,996
	6,430,988	16,593,963	24,362,039	36,300,068
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(189,480)	(681,712)	(933,222)	(1,327,008)
Affiliated investments	(4,302,024)	(9,472,442)	(14,417,706)	(22,215,251)
	(4,491,504)	(10,154,154)	(15,350,928)	(23,542,259)
Net realized and unrealized gain	1,939,484	6,439,809	9,011,111	12,757,809
Increase in net assets from operations	$3,188,893	$10,070,785	$14,043,415	$19,850,014
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	18

STATEMENTS OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Continued
	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$10,565,246	$11,929,729	$15,556,420	$17,689,907
Dividends from unaffiliated investments	748,740	725,678	628,552	570,501
Interest	422,477	572,091	819,826	1,133,760
Other income received from advisor	283,723	231,801	174,167	187,366
Total investment income	12,020,186	13,459,299	17,178,965	19,581,534
Expenses
Investment management fees	974,090	1,013,574	1,230,466	1,314,172
Distribution and service fees	426,992	459,490	529,921	562,304
Accounting and legal services fees	92,061	94,254	108,830	112,021
Transfer agent fees	93,120	105,141	118,604	132,359
Trustees’ fees	11,502	11,921	13,726	14,319
Custodian fees	15,676	15,017	15,676	15,676
State registration fees	41,463	41,980	43,330	41,484
Printing and postage	12,195	12,833	12,788	13,246
Professional fees	39,970	40,494	43,134	44,092
Other	14,810	15,272	16,796	17,694
Total expenses	1,721,879	1,809,976	2,133,271	2,267,367
Less expense reductions	(1,201,974)	(1,245,455)	(1,484,878)	(1,572,834)
Net expenses	519,905	564,521	648,393	694,533
Net investment income	11,500,281	12,894,778	16,530,572	18,887,001
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(417,994)	(1,234,964)	(2,445,341)	(2,587,303)
Affiliated investments	9,795,576	12,471,972	13,529,525	15,871,058
Capital gain distributions received from unaffiliated investments	232,891	221,858	227,061	192,052
Capital gain distributions received from affiliated investments	43,347,967	39,689,339	41,696,135	37,170,654
	52,958,440	51,148,205	53,007,380	50,646,461
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(1,673,855)	(1,454,238)	(1,102,009)	(710,772)
Affiliated investments	(34,451,820)	(36,154,583)	(41,583,582)	(44,304,628)
	(36,125,675)	(37,608,821)	(42,685,591)	(45,015,400)
Net realized and unrealized gain	16,832,765	13,539,384	10,321,789	5,631,061
Increase in net assets from operations	$28,333,046	$26,434,162	$26,852,361	$24,518,062
19	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Continued
	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$14,001,031	$7,785,596	$3,115,754	$2,392,087
Dividends from unaffiliated investments	306,688	127,921	46,930	28,308
Interest	892,444	507,375	204,500	161,518
Other income received from advisor	105,241	59,410	18,719	16,736
Total investment income	15,305,404	8,480,302	3,385,903	2,598,649
Expenses
Investment management fees	1,001,313	549,214	217,547	166,420
Distribution and service fees	431,658	295,071	131,993	75,065
Accounting and legal services fees	78,817	41,648	15,985	11,756
Transfer agent fees	108,248	85,810	42,526	21,589
Trustees’ fees	10,274	5,426	2,083	1,542
Custodian fees	15,676	15,676	15,676	15,265
State registration fees	41,892	40,576	40,190	36,778
Printing and postage	12,740	11,451	10,025	9,246
Professional fees	38,593	31,565	26,727	25,952
Other	15,348	10,241	8,070	7,334
Total expenses	1,754,559	1,086,678	510,822	370,947
Less expense reductions	(1,214,944)	(705,817)	(336,312)	(274,293)
Net expenses	539,615	380,861	174,510	96,654
Net investment income	14,765,789	8,099,441	3,211,393	2,501,995
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,716,511)	(784,871)	(165,234)	(13,476)
Affiliated investments	9,905,604	3,577,772	813,705	156,394
Capital gain distributions received from unaffiliated investments	108,956	47,833	14,705	7,608
Capital gain distributions received from affiliated investments	21,160,351	9,229,563	2,844,003	1,685,710
	29,458,400	12,070,297	3,507,179	1,836,236
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	45,657	303,242	115,775	71,579
Affiliated investments	(29,434,224)	(12,716,315)	(3,807,648)	(2,229,545)
	(29,388,567)	(12,413,073)	(3,691,873)	(2,157,966)
Net realized and unrealized gain (loss)	69,833	(342,776)	(184,694)	(321,730)
Increase in net assets from operations	$14,835,622	$7,756,665	$3,026,699	$2,180,265
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	20

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager 2065 Lifetime Portfolio		Multimanager 2060 Lifetime Portfolio		Multimanager 2055 Lifetime Portfolio
	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$1,249,409	$1,121,009	$3,630,976	$4,244,595	$5,032,304	$6,063,204
Net realized gain	6,430,988	919,691	16,593,963	2,088,838	24,362,039	3,491,857
Change in net unrealized appreciation (depreciation)	(4,491,504)	13,221,148	(10,154,154)	47,393,212	(15,350,928)	67,052,910
Increase in net assets resulting from operations	3,188,893	15,261,848	10,070,785	53,726,645	14,043,415	76,607,971
Distributions to shareholders
From earnings
Class A	(49,623)	(21,987)	(367,459)	(342,405)	(1,009,231)	(919,674)
Class I	(3,086)	(5,131)	(927)	(3,243)	(1,348)	(10,642)
Class R2	(366)	(2,125)	(10,981)	(31,268)	(24,127)	(31,608)
Class R4	(2,458)	(2,142)	(595)	(2,240)	(1,673)	(1,466)
Class R5	(18,178)	(9,316)	(102,647)	(83,480)	(183,613)	(138,330)
Class R6	(318,343)	(184,387)	(1,304,923)	(1,021,807)	(1,673,547)	(1,317,516)
Class 1	(3,333,743)	(2,292,529)	(7,714,226)	(7,765,378)	(10,281,837)	(9,752,951)
Total distributions	(3,725,797)	(2,517,617)	(9,501,758)	(9,249,821)	(13,175,376)	(12,172,187)
Portfolio share transactions
From portfolio share transactions	17,378,481	25,338,905	3,700,095	15,977,219	(5,252,917)	(2,291,568)
Total increase (decrease)	16,841,577	38,083,136	4,269,122	60,454,043	(4,384,878)	62,144,216
Net assets
Beginning of period	95,517,173	57,434,037	301,842,719	241,388,676	423,216,348	361,072,132
End of period	$112,358,750	$95,517,173	$306,111,841	$301,842,719	$418,831,470	$423,216,348
21	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2050 Lifetime Portfolio		Multimanager 2045 Lifetime Portfolio		Multimanager 2040 Lifetime Portfolio
	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$7,092,205	$9,006,086	$11,500,281	$15,001,686	$12,894,778	$17,907,067
Net realized gain	36,300,068	5,521,299	52,958,440	11,027,575	51,148,205	4,025,325
Change in net unrealized appreciation (depreciation)	(23,542,259)	99,435,723	(36,125,675)	141,855,944	(37,608,821)	142,954,104
Increase in net assets resulting from operations	19,850,014	113,963,108	28,333,046	167,885,205	26,434,162	164,886,496
Distributions to shareholders
From earnings
Class A	(2,466,425)	(2,278,120)	(4,857,362)	(4,538,034)	(5,051,257)	(4,620,789)
Class I	(4,915)	(10,457)	(19,747)	(18,531)	(24,902)	(19,928)
Class R2	(95,056)	(106,965)	(183,516)	(189,269)	(159,338)	(149,852)
Class R4	(679)	(30,520)	(13,146)	(10,773)	(6,253)	(16,588)
Class R5	(179,841)	(126,454)	(216,463)	(181,401)	(233,070)	(206,516)
Class R6	(2,179,171)	(1,763,101)	(2,583,802)	(2,258,363)	(2,143,661)	(2,025,696)
Class 1	(13,759,027)	(13,749,098)	(22,071,604)	(21,938,361)	(20,549,730)	(20,672,149)
Total distributions	(18,685,114)	(18,064,715)	(29,945,640)	(29,134,732)	(28,168,211)	(27,711,518)
Portfolio share transactions
From portfolio share transactions	(7,827,891)	(37,880,590)	(20,946,405)	(78,300,495)	(27,352,237)	(94,196,832)
Total increase (decrease)	(6,662,991)	58,017,803	(22,558,999)	60,449,978	(29,086,286)	42,978,146
Net assets
Beginning of period	613,448,803	555,431,000	922,601,132	862,151,154	954,562,948	911,584,802
End of period	$606,785,812	$613,448,803	$900,042,133	$922,601,132	$925,476,662	$954,562,948
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	22

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2035 Lifetime Portfolio		Multimanager 2030 Lifetime Portfolio		Multimanager 2025 Lifetime Portfolio
	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$16,530,572	$24,018,255	$18,887,001	$30,642,238	$14,765,789	$26,994,688
Net realized gain (loss)	53,007,380	24,575	50,646,461	(4,356,715)	29,458,400	(1,731,759)
Change in net unrealized appreciation (depreciation)	(42,685,591)	155,057,937	(45,015,400)	148,879,510	(29,388,567)	90,877,504
Increase in net assets resulting from operations	26,852,361	179,100,767	24,518,062	175,165,033	14,835,622	116,140,433
Distributions to shareholders
From earnings
Class A	(5,322,560)	(4,865,115)	(5,796,821)	(6,308,326)	(5,826,049)	(6,502,792)
Class I	(1,041)	(6,715)	(37,631)	(45,127)	(62,593)	(81,049)
Class R2	(234,624)	(222,698)	(196,632)	(265,757)	(221,319)	(237,128)
Class R4	(7,299)	(5,861)	(7,070)	(30,063)	(18,882)	(17,372)
Class R5	(259,381)	(240,087)	(307,601)	(309,429)	(366,103)	(282,941)
Class R6	(2,562,624)	(2,289,379)	(2,666,619)	(2,685,925)	(2,141,190)	(2,269,596)
Class 1	(22,387,667)	(21,930,521)	(22,398,840)	(25,822,991)	(17,660,824)	(23,169,372)
Total distributions	(30,775,196)	(29,560,376)	(31,411,214)	(35,467,618)	(26,296,960)	(32,560,250)
Portfolio share transactions
From portfolio share transactions	(27,752,980)	(111,670,254)	(63,406,555)	(149,866,950)	(76,450,990)	(173,167,228)
Total increase (decrease)	(31,675,815)	37,870,137	(70,299,707)	(10,169,535)	(87,912,328)	(89,587,045)
Net assets
Beginning of period	1,100,536,141	1,062,666,004	1,161,361,648	1,171,531,183	832,264,138	921,851,183
End of period	$1,068,860,326	$1,100,536,141	$1,091,061,941	$1,161,361,648	$744,351,810	$832,264,138
23	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2020 Lifetime Portfolio		Multimanager 2015 Lifetime Portfolio		Multimanager 2010 Lifetime Portfolio
	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$8,099,441	$15,226,167	$3,211,393	$6,021,440	$2,501,995	$4,773,999
Net realized gain (loss)	12,070,297	(4,078,578)	3,507,179	(1,400,625)	1,836,236	(2,057,689)
Change in net unrealized appreciation (depreciation)	(12,413,073)	44,630,088	(3,691,873)	14,985,385	(2,157,966)	10,711,683
Increase in net assets resulting from operations	7,756,665	55,777,677	3,026,699	19,606,200	2,180,265	13,427,993
Distributions to shareholders
From earnings
Class A	(4,986,778)	(5,105,759)	(2,566,506)	(2,601,798)	(1,412,425)	(1,441,065)
Class I	(9,409)	(18,855)	(4,829)	(5,784)	(1,621)	(2,142)
Class R2	(111,524)	(137,170)	(15,104)	(17,175)	(9,448)	(4,889)
Class R4	(1,416)	(13,658)	(710)	(663)	—	(2,436)[1]
Class R5	(234,956)	(285,313)	(15,257)	(17,482)	(95,537)[2]	(40,981)
Class R6	(883,823)	(968,276)	(408,506)	(376,746)	(355,012)	(415,506)
Class 1	(8,281,391)	(9,584,119)	(2,727,394)	(3,158,596)	(2,714,691)	(3,014,709)
Total distributions	(14,509,297)	(16,113,150)	(5,738,306)	(6,178,244)	(4,588,734)	(4,921,728)
Portfolio share transactions
From portfolio share transactions	(45,159,221)	(90,815,538)	(3,075,520)	(26,038,756)	(8,815,794)	(15,950,041)
Total decrease	(51,911,853)	(51,151,011)	(5,787,127)	(12,610,800)	(11,224,263)	(7,443,776)
Net assets
Beginning of period	438,531,059	489,682,070	162,881,127	175,491,927	123,160,458	130,604,234
End of period	$386,619,206	$438,531,059	$157,094,000	$162,881,127	$111,936,195	$123,160,458

[1]	Class R4 shares were fully redeemed on April 8, 2024.
[2]	Class R5 shares were fully redeemed on January 2, 2025.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	24

Financial highlights
Multimanager 2065 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2025[6]	13.32	0.13[7]	0.28	0.41	(0.13)	(0.30)	(0.43)	13.30	3.13[8]	0.82[9]	0.41[9]	1.00[7,8]	1,747	14
08-31-2024	11.37	0.10[7]	2.25	2.35	(0.16)	(0.24)	(0.40)	13.32	21.12	0.90	0.42	0.85[7]	1,441	23
08-31-2023	10.73	0.08[7]	0.98	1.06	(0.08)	(0.34)	(0.42)	11.37	10.36	1.11	0.42	0.77[7]	461	18
08-31-2022	13.58	0.10[7]	(2.53)	(2.43)	(0.10)	(0.32)	(0.42)	10.73	(18.51)	1.40	0.42	0.80[7]	190	52
08-31-2021[10]	10.00	0.06[7]	3.62	3.68	(0.05)	(0.05)	(0.10)	13.58	36.98[8]	5.26[9]	0.42[9]	0.51[7,9]	146	33
Class I
02-28-2025[6]	13.35	0.15[7]	0.28	0.43	(0.17)	(0.30)	(0.47)	13.31	3.27[8]	0.52[9]	0.11[9]	1.11[7,8]	67	14
08-31-2024	11.40	0.18[7]	2.20	2.38	(0.19)	(0.24)	(0.43)	13.35	21.40	0.60	0.12	1.45[7]	161	23
08-31-2023	10.75	0.15[7]	0.95	1.10	(0.11)	(0.34)	(0.45)	11.40	10.79	0.81	0.12	1.40[7]	124	18
08-31-2022	13.61	0.15[7]	(2.55)	(2.40)	(0.14)	(0.32)	(0.46)	10.75	(18.29)	1.10	0.12	1.19[7]	54	52
08-31-2021[10]	10.00	0.13[7]	3.59	3.72	(0.06)	(0.05)	(0.11)	13.61	37.39[8]	4.96[9]	0.12[9]	1.13[7,9]	68	33
Class R2
02-28-2025[6]	13.33	0.03[7]	0.39	0.42	(0.15)	(0.30)	(0.45)	13.30	3.20[8]	0.72[9]	0.31[9]	0.25[7,8]	12	14
08-31-2024	11.38	0.16[7]	2.20	2.36	(0.17)	(0.24)	(0.41)	13.33	21.27	0.75	0.27	1.33[7]	76	23
08-31-2023	10.74	0.12[7]	0.96	1.08	(0.10)	(0.34)	(0.44)	11.38	10.55	0.95	0.26	1.14[7]	58	18
08-31-2022	13.59	0.13[7]	(2.54)	(2.41)	(0.12)	(0.32)	(0.44)	10.74	(18.36)	1.25	0.26	1.05[7]	54	52
08-31-2021[10]	10.00	0.11[7]	3.59	3.70	(0.06)	(0.05)	(0.11)	13.59	37.14[8]	5.11[9]	0.26[9]	0.98[7,9]	68	33
Class R4
02-28-2025[6]	13.34	0.15[7]	0.28	0.43	(0.17)	(0.30)	(0.47)	13.30	3.26[8]	0.67[9]	0.16[9]	1.15[7,8]	71	14
08-31-2024	11.39	0.18[7]	2.20	2.38	(0.19)	(0.24)	(0.43)	13.34	21.38	0.74	0.16	1.49[7]	69	23
08-31-2023	10.75	0.14[7]	0.95	1.09	(0.11)	(0.34)	(0.45)	11.39	10.66	0.95	0.16	1.25[7]	57	18
08-31-2022	13.60	0.14[7]	(2.54)	(2.40)	(0.13)	(0.32)	(0.45)	10.75	(18.26)	1.25	0.16	1.15[7]	54	52
08-31-2021[10]	10.00	0.12[7]	3.59	3.71	(0.06)	(0.05)	(0.11)	13.60	37.28[8]	5.11[9]	0.16[9]	1.09[7,9]	68	33
Class R5
02-28-2025[6]	13.36	0.16[7]	0.28	0.44	(0.18)	(0.30)	(0.48)	13.32	3.33[8]	0.46[9]	0.06[9]	1.21[7,8]	555	14
08-31-2024	11.40	0.17[7]	2.23	2.40	(0.20)	(0.24)	(0.44)	13.36	21.56	0.53	0.05	1.40[7]	772	23
08-31-2023	10.76	0.13[7]	0.97	1.10	(0.12)	(0.34)	(0.46)	11.40	10.82	0.72	0.03	1.17[7]	192	18
08-31-2022	13.62	0.15[7]	(2.54)	(2.39)	(0.15)	(0.32)	(0.47)	10.76	(18.19)	1.00	0.01	1.21[7]	76	52
08-31-2021[10]	10.00	0.14[7]	3.59	3.73	(0.06)	(0.05)	(0.11)	13.62	37.53[8]	4.86[9]	0.01[9]	1.23[7,9]	68	33
Class R6
02-28-2025[6]	13.36	0.17[7]	0.27	0.44	(0.18)	(0.30)	(0.48)	13.32	3.38[8]	0.41[9]	—[9,11]	1.25[7,8]	9,346	14
08-31-2024	11.41	0.18[7]	2.21	2.39	(0.20)	(0.24)	(0.44)	13.36	21.51	0.49	0.01	1.50[7]	7,467	23
08-31-2023	10.76	0.12[7]	0.99	1.11	(0.12)	(0.34)	(0.46)	11.41	10.90	0.70	0.01	1.13[7]	3,987	18
08-31-2022	13.62	0.14[7]	(2.53)	(2.39)	(0.15)	(0.32)	(0.47)	10.76	(18.20)	1.00	0.01	1.16[7]	1,601	52
08-31-2021[10]	10.00	0.11[7]	3.62	3.73	(0.06)	(0.05)	(0.11)	13.62	37.53[8]	4.86[9]	0.01[9]	0.98[7,9]	197	33
Class 1
02-28-2025[6]	13.35	0.16[7]	0.28	0.44	(0.18)	(0.30)	(0.48)	13.31	3.34[8]	0.46[9]	0.05[9]	1.20[7,8]	100,560	14
08-31-2024	11.40	0.18[7]	2.21	2.39	(0.20)	(0.24)	(0.44)	13.35	21.48	0.54	0.05	1.50[7]	85,530	23
08-31-2023	10.76	0.14[7]	0.96	1.10	(0.12)	(0.34)	(0.46)	11.40	10.76	0.74	0.05	1.25[7]	52,555	18
08-31-2022	13.61	0.12[7]	(2.51)	(2.39)	(0.14)	(0.32)	(0.46)	10.76	(18.17)	1.04	0.05	1.05[7]	27,569	52
08-31-2021[10]	10.00	0.05[7]	3.67	3.72	(0.06)	(0.05)	(0.11)	13.61	37.41[8]	4.90[9]	0.05[9]	0.42[7,9]	10,959	33

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-25. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.01, $0.01, $0.01 and $0.01 per share and 0.08%, 0.07%, 0.06%, 0.08% and 0.11%, for the periods ended 2-28-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[8] Not annualized.
[9] Annualized.
[10] Period from 9-23-20 (commencement of operations) to 8-31-21.
[11] Less than 0.005%.
25	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2025[6]	13.87	0.14[7]	0.29	0.43	(0.14)	(0.25)	(0.39)	13.91	3.18[8]	0.70[9]	0.41[9]	1.00[7,8]	13,689	17
08-31-2024	11.83	0.15[7]	2.29	2.44	(0.18)	(0.22)	(0.40)	13.87	21.08	0.72	0.42	1.19[7]	13,136	22
08-31-2023	12.21	0.11[7]	0.97	1.08	(0.09)	(1.37)	(1.46)	11.83	10.34	0.75	0.42	0.98[7]	10,101	14
08-31-2022	16.34	0.12[7]	(2.90)	(2.78)	(0.14)	(1.21)	(1.35)	12.21	(18.57)	0.73	0.42	0.88[7]	9,500	49
08-31-2021	13.12	0.10[7]	3.63	3.73	(0.12)	(0.39)	(0.51)	16.34	29.07	0.71	0.42	0.69[7]	12,113	19
08-31-2020	11.88	0.14[7]	1.85	1.99	(0.18)	(0.57)	(0.75)	13.12	17.20	0.84	0.43	1.20[7]	5,383	27
Class I
02-28-2025[6]	13.94	0.08[7]	0.37	0.45	(0.18)	(0.25)	(0.43)	13.96	3.31[8]	0.40[9]	0.11[9]	0.60[7,8]	50	17
08-31-2024	11.88	0.12[7]	2.37	2.49	(0.21)	(0.22)	(0.43)	13.94	21.50	0.42	0.12	0.96[7]	84	22
08-31-2023	12.26	0.16[7]	0.96	1.12	(0.13)	(1.37)	(1.50)	11.88	10.69	0.45	0.12	1.35[7]	47	14
08-31-2022	16.39	0.18[7]	(2.91)	(2.73)	(0.18)	(1.22)	(1.40)	12.26	(18.26)	0.43	0.12	1.23[7]	48	49
08-31-2021	13.16	0.16[7]	3.62	3.78	(0.16)	(0.39)	(0.55)	16.39	29.38	0.41	0.11	1.10[7]	66	19
08-31-2020	11.91	0.22[7]	1.82	2.04	(0.22)	(0.57)	(0.79)	13.16	17.60	0.54	0.13	1.82[7]	53	27
Class R2
02-28-2025[6]	13.86	0.11[7]	0.32	0.43	(0.13)	(0.25)	(0.38)	13.91	3.16[8]	0.79[9]	0.50[9]	0.76[7,8]	605	17
08-31-2024	11.83	0.14[7]	2.28	2.42	(0.17)	(0.22)	(0.39)	13.86	20.90	0.81	0.51	1.13[7]	1,211	22
08-31-2023	12.20	0.10[7]	0.98	1.08	(0.08)	(1.37)	(1.45)	11.83	10.32	0.83	0.50	0.83[7]	915	14
08-31-2022	16.33	0.10[7]	(2.89)	(2.79)	(0.12)	(1.22)	(1.34)	12.20	(18.65)	0.83	0.51	0.71[7]	706	49
08-31-2021	13.12	0.10[7]	3.63	3.73	(0.13)	(0.39)	(0.52)	16.33	29.02	0.78	0.49	0.65[7]	646	19
08-31-2020	11.88	0.17[7]	1.83	2.00	(0.19)	(0.57)	(0.76)	13.12	17.24	0.83	0.41	1.43[7]	156	27
Class R4
02-28-2025[6]	13.92	0.07[7]	0.38	0.45	(0.18)	(0.25)	(0.43)	13.94	3.27[8]	0.58[9]	0.19[9]	0.48[7,8]	20	17
08-31-2024	11.87	0.19[7]	2.29	2.48	(0.21)	(0.22)	(0.43)	13.92	21.36	0.59	0.18	1.48[7]	74	22
08-31-2023	12.24	0.15[7]	0.96	1.11	(0.11)	(1.37)	(1.48)	11.87	10.60	0.62	0.19	1.26[7]	64	14
08-31-2022	16.37	0.17[7]	(2.91)	(2.74)	(0.17)	(1.22)	(1.39)	12.24	(18.36)	0.62	0.21	1.16[7]	72	49
08-31-2021	13.14	0.14[7]	3.63	3.77	(0.15)	(0.39)	(0.54)	16.37	29.37	0.58	0.18	0.96[7]	152	19
08-31-2020	11.90	0.21[7]	1.82	2.03	(0.22)	(0.57)	(0.79)	13.14	17.47	0.68	0.16	1.75[7]	74	27
Class R5
02-28-2025[6]	13.92	0.17[7]	0.29	0.46	(0.19)	(0.25)	(0.44)	13.94	3.38[8]	0.35[9]	0.05[9]	1.23[7,8]	2,453	17
08-31-2024	11.87	0.18[7]	2.31	2.49	(0.22)	(0.22)	(0.44)	13.92	21.50	0.36	0.06	1.42[7]	3,630	22
08-31-2023	12.26	0.12[7]	0.99	1.11	(0.13)	(1.37)	(1.50)	11.87	10.67	0.39	0.06	1.04[7]	2,835	14
08-31-2022	16.39	0.17[7]	(2.89)	(2.72)	(0.19)	(1.22)	(1.41)	12.26	(18.21)	0.37	0.06	1.27[7]	1,261	49
08-31-2021	13.15	0.17[7]	3.62	3.79	(0.16)	(0.39)	(0.55)	16.39	29.53	0.36	0.06	1.17[7]	424	19
08-31-2020	11.90	0.18[7]	1.87	2.05	(0.23)	(0.57)	(0.80)	13.15	17.67	0.48	0.06	1.55[7]	382	27
Class R6
02-28-2025[6]	13.95	0.17[7]	0.29	0.46	(0.20)	(0.25)	(0.45)	13.96	3.35[8]	0.30[9]	—[9,10]	1.23[7,8]	43,322	17
08-31-2024	11.89	0.20[7]	2.31	2.51	(0.23)	(0.22)	(0.45)	13.95	21.61	0.31	0.01	1.57[7]	37,896	22
08-31-2023	12.27	0.15[7]	0.98	1.13	(0.14)	(1.37)	(1.51)	11.89	10.81	0.34	0.01	1.28[7]	25,496	14
08-31-2022	16.41	0.17[7]	(2.89)	(2.72)	(0.20)	(1.22)	(1.42)	12.27	(18.21)	0.32	0.01	1.25[7]	16,811	49
08-31-2021	13.17	0.17[7]	3.63	3.80	(0.17)	(0.39)	(0.56)	16.41	29.54	0.31	0.01	1.16[7]	10,594	19
08-31-2020	11.92	0.19[7]	1.87	2.06	(0.24)	(0.57)	(0.81)	13.17	17.71	0.43	—	1.61[7]	3,805	27
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	26

Financial highlights continued
Multimanager 2060 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2025[6]	13.94	0.17[7]	0.28	0.45	(0.19)	(0.25)	(0.44)	13.95	3.31[8]	0.34[9]	0.05[9]	1.19[7,8]	245,973	17
08-31-2024	11.88	0.20[7]	2.30	2.50	(0.22)	(0.22)	(0.44)	13.94	21.58	0.36	0.05	1.59[7]	245,811	22
08-31-2023	12.26	0.15[7]	0.97	1.12	(0.13)	(1.37)	(1.50)	11.88	10.76	0.38	0.05	1.32[7]	201,931	14
08-31-2022	16.40	0.17[7]	(2.90)	(2.73)	(0.19)	(1.22)	(1.41)	12.26	(18.26)	0.36	0.05	1.21[7]	162,083	49
08-31-2021	13.16	0.17[7]	3.63	3.80	(0.17)	(0.39)	(0.56)	16.40	29.52	0.35	0.05	1.12[7]	183,616	19
08-31-2020	11.91	0.21[7]	1.84	2.05	(0.23)	(0.57)	(0.80)	13.16	17.66	0.47	0.05	1.74[7]	128,704	27

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-25. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.01, $0.01, $0.01, $0.02 and $0.01 per share and 0.08%, 0.07%, 0.06%, 0.09%, 0.12% and 0.13%, for the periods ended 2-28-25, 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
[8] Not annualized.
[9] Annualized.
[10] Less than 0.005%.
27	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2025[6]	12.20	0.12[7]	0.25	0.37	(0.12)	(0.22)	(0.34)	12.23	3.12[8]	0.69[9]	0.41[9]	1.03[7,9]	37,051	17
08-31-2024	10.37	0.13[7]	2.01	2.14	(0.15)	(0.16)	(0.31)	12.20	21.10	0.70	0.42	1.21[7]	36,204	22
08-31-2023	10.79	0.10[7]	0.84	0.94	(0.07)	(1.29)	(1.36)	10.37	10.28	0.71	0.42	0.96[7]	30,960	16
08-31-2022	14.51	0.11[7]	(2.56)	(2.45)	(0.12)	(1.15)	(1.27)	10.79	(18.54)	0.69	0.42	0.87[7]	29,003	48
08-31-2021	11.72	0.09[7]	3.21	3.30	(0.10)	(0.41)	(0.51)	14.51	28.87	0.66	0.42	0.71[7]	38,649	20
08-31-2020	10.83	0.14[7]	1.67	1.81	(0.17)	(0.75)	(0.92)	11.72	17.26	0.71	0.43	1.34[7]	23,530	30
Class I
02-28-2025[6]	12.25	0.13[7]	0.26	0.39	(0.16)	(0.22)	(0.38)	12.26	3.24[8]	0.39[9]	0.11[9]	1.17[7,9]	52	17
08-31-2024	10.41	0.12[7]	2.06	2.18	(0.18)	(0.16)	(0.34)	12.25	21.45	0.40	0.12	1.05[7]	47	22
08-31-2023	10.83	0.13[7]	0.84	0.97	(0.10)	(1.29)	(1.39)	10.41	10.63	0.41	0.11	1.30[7]	79	16
08-31-2022	14.56	0.15[7]	(2.56)	(2.41)	(0.17)	(1.15)	(1.32)	10.83	(18.29)	0.39	0.12	1.17[7]	101	48
08-31-2021	11.75	0.13[7]	3.22	3.35	(0.13)	(0.41)	(0.54)	14.56	29.27	0.36	0.11	0.95[7]	135	20
08-31-2020	10.86	0.19[7]	1.65	1.84	(0.20)	(0.75)	(0.95)	11.75	17.57	0.41	0.13	1.80[7]	69	30
Class R2
02-28-2025[6]	12.18	0.10[7]	0.27	0.37	(0.11)	(0.22)	(0.33)	12.22	3.12[8]	0.79[9]	0.52[9]	0.64[7,9]	894	17
08-31-2024	10.36	0.11[7]	2.02	2.13	(0.15)	(0.16)	(0.31)	12.18	20.92	0.78	0.50	0.99[7]	1,575	22
08-31-2023	10.78	0.09[7]	0.84	0.93	(0.06)	(1.29)	(1.35)	10.36	10.18	0.80	0.51	0.87[7]	1,041	16
08-31-2022	14.50	0.10[7]	(2.56)	(2.46)	(0.11)	(1.15)	(1.26)	10.78	(18.61)	0.78	0.51	0.78[7]	936	48
08-31-2021	11.71	0.10[7]	3.19	3.29	(0.09)	(0.41)	(0.50)	14.50	28.79	0.75	0.51	0.78[7]	1,054	20
08-31-2020	10.83	0.14[7]	1.65	1.79	(0.16)	(0.75)	(0.91)	11.71	17.07	0.80	0.52	1.35[7]	806	30
Class R4
02-28-2025[6]	12.24	0.14[7]	0.26	0.40	(0.16)	(0.22)	(0.38)	12.26	3.29[8]	0.54[9]	0.16[9]	1.30[7,9]	55	17
08-31-2024	10.41	0.16[7]	2.01	2.17	(0.18)	(0.16)	(0.34)	12.24	21.33	0.54	0.16	1.48[7]	54	22
08-31-2023	10.83	0.13[7]	0.84	0.97	(0.10)	(1.29)	(1.39)	10.41	10.56	0.56	0.16	1.29[7]	44	16
08-31-2022	14.55	0.15[7]	(2.58)	(2.43)	(0.14)	(1.15)	(1.29)	10.83	(18.27)	0.53	0.16	1.19[7]	44	48
08-31-2021	11.74	0.14[7]	3.20	3.34	(0.12)	(0.41)	(0.53)	14.55	29.19	0.50	0.16	1.05[7]	59	20
08-31-2020	10.85	0.19[7]	1.65	1.84	(0.20)	(0.75)	(0.95)	11.74	17.53	0.55	0.16	1.83[7]	48	30
Class R5
02-28-2025[6]	12.26	0.17[7]	0.24	0.41	(0.17)	(0.22)	(0.39)	12.28	3.38[8]	0.33[9]	0.05[9]	1.69[7,9]	4,040	17
08-31-2024	10.42	0.17[7]	2.02	2.19	(0.19)	(0.16)	(0.35)	12.26	21.49	0.34	0.05	1.50[7]	5,637	22
08-31-2023	10.85	0.12[7]	0.85	0.97	(0.11)	(1.29)	(1.40)	10.42	10.59	0.35	0.06	1.19[7]	4,522	16
08-31-2022	14.58	0.16[7]	(2.57)	(2.41)	(0.17)	(1.15)	(1.32)	10.85	(18.21)	0.33	0.06	1.32[7]	2,940	48
08-31-2021	11.76	0.16[7]	3.21	3.37	(0.14)	(0.41)	(0.55)	14.58	29.41	0.30	0.06	1.17[7]	1,337	20
08-31-2020	10.86	0.17[7]	1.69	1.86	(0.21)	(0.75)	(0.96)	11.76	17.72	0.35	0.06	1.59[7]	195	30
Class R6
02-28-2025[6]	12.26	0.15[7]	0.26	0.41	(0.17)	(0.22)	(0.39)	12.28	3.43[8]	0.28[9]	—[9,10]	1.47[7,9]	54,070	17
08-31-2024	10.42	0.18[7]	2.02	2.20	(0.20)	(0.16)	(0.36)	12.26	21.55	0.29	0.01	1.60[7]	48,945	22
08-31-2023	10.85	0.13[7]	0.84	0.97	(0.11)	(1.29)	(1.40)	10.42	10.66	0.30	0.01	1.29[7]	38,922	16
08-31-2022	14.58	0.16[7]	(2.56)	(2.40)	(0.18)	(1.15)	(1.33)	10.85	(18.17)	0.28	0.01	1.27[7]	31,635	48
08-31-2021	11.76	0.15[7]	3.23	3.38	(0.15)	(0.41)	(0.56)	14.58	29.47	0.25	0.01	1.11[7]	25,449	20
08-31-2020	10.87	0.18[7]	1.68	1.86	(0.22)	(0.75)	(0.97)	11.76	17.68	0.30	—	1.74[7]	10,042	30
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	28

Financial highlights continued
Multimanager 2055 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2025[6]	12.25	0.15[7]	0.26	0.41	(0.17)	(0.22)	(0.39)	12.27	3.39[8]	0.32[9]	0.05[9]	1.39[7,9]	322,670	17
08-31-2024	10.42	0.18[7]	2.00	2.18	(0.19)	(0.16)	(0.35)	12.25	21.41	0.33	0.05	1.59[7]	330,755	22
08-31-2023	10.84	0.14[7]	0.84	0.98	(0.11)	(1.29)	(1.40)	10.42	10.72	0.35	0.05	1.33[7]	285,504	16
08-31-2022	14.57	0.15[7]	(2.56)	(2.41)	(0.17)	(1.15)	(1.32)	10.84	(18.22)	0.32	0.05	1.22[7]	246,611	48
08-31-2021	11.75	0.15[7]	3.22	3.37	(0.14)	(0.41)	(0.55)	14.57	29.44	0.29	0.05	1.14[7]	292,979	20
08-31-2020	10.86	0.19[7]	1.66	1.85	(0.21)	(0.75)	(0.96)	11.75	17.63	0.34	0.05	1.81[7]	235,255	30

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-25. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.01, $0.01, $0.02 and $0.01 per share and 0.07%, 0.06%, 0.05%, 0.08%, 0.11% and 0.12%, for the periods ended 2-28-25, 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
[8] Not annualized.
[9] Annualized.
[10] Less than 0.005%.
29	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2025[6]	12.60	0.13[7]	0.26	0.39	(0.12)	(0.23)	(0.35)	12.64	3.18[8]	0.67[9]	0.41[9]	1.02[7,9]	90,884	18
08-31-2024	10.71	0.14[7]	2.07	2.21	(0.16)	(0.16)	(0.32)	12.60	21.02	0.68	0.42	1.21[7]	88,202	19
08-31-2023	11.48	0.10[7]	0.87	0.97	(0.08)	(1.66)	(1.74)	10.71	10.35	0.69	0.42	0.96[7]	77,455	17
08-31-2022	15.43	0.12[7]	(2.73)	(2.61)	(0.12)	(1.22)	(1.34)	11.48	(18.56)	0.66	0.42	0.88[7]	74,589	48
08-31-2021	12.51	0.10[7]	3.42	3.52	(0.12)	(0.48)	(0.60)	15.43	28.92	0.63	0.42	0.75[7]	99,779	19
08-31-2020	11.65	0.16[7]	1.77	1.93	(0.18)	(0.89)	(1.07)	12.51	17.20	0.66	0.43	1.42[7]	73,101	31
Class I
02-28-2025[6]	12.65	0.13[7]	0.28	0.41	(0.16)	(0.23)	(0.39)	12.67	3.30[8]	0.37[9]	0.11[9]	1.13[7,9]	211	18
08-31-2024	10.75	0.10[7]	2.15	2.25	(0.19)	(0.16)	(0.35)	12.65	21.37	0.38	0.12	0.84[7]	163	19
08-31-2023	11.52	0.14[7]	0.86	1.00	(0.11)	(1.66)	(1.77)	10.75	10.69	0.39	0.12	1.28[7]	151	17
08-31-2022	15.48	0.18[7]	(2.75)	(2.57)	(0.17)	(1.22)	(1.39)	11.52	(18.31)	0.36	0.12	1.32[7]	134	48
08-31-2021	12.55	0.09[7]	3.48	3.57	(0.16)	(0.48)	(0.64)	15.48	29.32	0.33	0.11	0.64[7]	187	19
08-31-2020	11.68	0.18[7]	1.80	1.98	(0.22)	(0.89)	(1.11)	12.55	17.49	0.36	0.13	1.53[7]	67	31
Class R2
02-28-2025[6]	12.59	0.12[7]	0.26	0.38	(0.11)	(0.23)	(0.34)	12.63	3.09[8]	0.77[9]	0.51[9]	0.88[7,9]	3,570	18
08-31-2024	10.70	0.12[7]	2.08	2.20	(0.15)	(0.16)	(0.31)	12.59	20.94	0.76	0.50	1.10[7]	4,351	19
08-31-2023	11.47	0.09[7]	0.87	0.96	(0.07)	(1.66)	(1.73)	10.70	10.23	0.78	0.50	0.87[7]	3,853	17
08-31-2022	15.42	0.10[7]	(2.72)	(2.62)	(0.11)	(1.22)	(1.33)	11.47	(18.64)	0.75	0.51	0.75[7]	3,904	48
08-31-2021	12.51	0.10[7]	3.41	3.51	(0.12)	(0.48)	(0.60)	15.42	28.78	0.72	0.51	0.71[7]	5,393	19
08-31-2020	11.65	0.15[7]	1.78	1.93	(0.18)	(0.89)	(1.07)	12.51	17.12	0.75	0.51	1.27[7]	1,358	31
Class R4
02-28-2025[6]	12.61	0.14[7]	0.26	0.40	(0.14)	(0.23)	(0.37)	12.64	3.25[8]	0.61[9]	0.26[9]	1.20[7,9]	25	18
08-31-2024	10.72	0.23[7]	1.99	2.22	(0.17)	(0.16)	(0.33)	12.61	21.18	0.62	0.25	2.09[7]	22	19
08-31-2023	11.50	0.12[7]	0.86	0.98	(0.10)	(1.66)	(1.76)	10.72	10.45	0.63	0.26	1.12[7]	1,607	17
08-31-2022	15.45	0.14[7]	(2.72)	(2.58)	(0.15)	(1.22)	(1.37)	11.50	(18.39)	0.60	0.26	1.05[7]	1,333	48
08-31-2021	12.52	0.14[7]	3.41	3.55	(0.14)	(0.48)	(0.62)	15.45	29.16	0.57	0.26	0.96[7]	1,476	19
08-31-2020	11.66	0.19[7]	1.76	1.95	(0.20)	(0.89)	(1.09)	12.52	17.37	0.60	0.26	1.67[7]	1,073	31
Class R5
02-28-2025[6]	12.66	0.17[7]	0.25	0.42	(0.17)	(0.23)	(0.40)	12.68	3.36[8]	0.31[9]	0.06[9]	1.68[7,9]	3,849	18
08-31-2024	10.76	0.16[7]	2.09	2.25	(0.19)	(0.16)	(0.35)	12.66	21.42	0.32	0.06	1.44[7]	5,569	19
08-31-2023	11.54	0.12[7]	0.88	1.00	(0.12)	(1.66)	(1.78)	10.76	10.67	0.33	0.06	1.11[7]	4,682	17
08-31-2022	15.49	0.16[7]	(2.71)	(2.55)	(0.18)	(1.22)	(1.40)	11.54	(18.19)	0.30	0.06	1.25[7]	2,499	48
08-31-2021	12.55	0.21[7]	3.37	3.58	(0.16)	(0.48)	(0.64)	15.49	29.36	0.27	0.06	1.47[7]	863	19
08-31-2020	11.68	0.24[7]	1.75	1.99	(0.23)	(0.89)	(1.12)	12.55	17.67	0.30	0.06	2.06[7]	29	31
Class R6
02-28-2025[6]	12.67	0.15[7]	0.27	0.42	(0.17)	(0.23)	(0.40)	12.69	3.40[8]	0.26[9]	—[9,10]	1.42[7,9]	74,203	18
08-31-2024	10.76	0.18[7]	2.09	2.27	(0.20)	(0.16)	(0.36)	12.67	21.57	0.27	0.01	1.58[7]	65,371	19
08-31-2023	11.54	0.14[7]	0.87	1.01	(0.13)	(1.66)	(1.79)	10.76	10.73	0.28	0.01	1.30[7]	57,496	17
08-31-2022	15.50	0.17[7]	(2.73)	(2.56)	(0.18)	(1.22)	(1.40)	11.54	(18.20)	0.25	0.01	1.26[7]	46,800	48
08-31-2021	12.56	0.16[7]	3.43	3.59	(0.17)	(0.48)	(0.65)	15.50	29.40	0.22	0.01	1.14[7]	43,703	19
08-31-2020	11.69	0.20[7]	1.79	1.99	(0.23)	(0.89)	(1.12)	12.56	17.72	0.25	—	1.79[7]	23,312	31
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	30

Financial highlights continued
Multimanager 2050 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2025[6]	12.64	0.15[7]	0.27	0.42	(0.17)	(0.23)	(0.40)	12.66	3.37[8]	0.31[9]	0.05[9]	1.39[7,9]	434,043	18
08-31-2024	10.74	0.18[7]	2.08	2.26	(0.20)	(0.16)	(0.36)	12.64	21.47	0.32	0.05	1.61[7]	449,771	19
08-31-2023	11.52	0.14[7]	0.86	1.00	(0.12)	(1.66)	(1.78)	10.74	10.69	0.33	0.05	1.32[7]	410,188	17
08-31-2022	15.48	0.16[7]	(2.72)	(2.56)	(0.18)	(1.22)	(1.40)	11.52	(18.26)	0.30	0.05	1.22[7]	369,001	48
08-31-2021	12.54	0.16[7]	3.42	3.58	(0.16)	(0.48)	(0.64)	15.48	29.40	0.26	0.05	1.13[7]	459,795	19
08-31-2020	11.67	0.21[7]	1.78	1.99	(0.23)	(0.89)	(1.12)	12.54	17.69	0.29	0.05	1.85[7]	377,659	31

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-25. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.01, $0.01, $0.02 and $0.01 per share and 0.06%, 0.05%, 0.04%, 0.07%, 0.10% and 0.11%, for the periods ended 2-28-25, 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
[8] Not annualized.
[9] Annualized.
[10] Less than 0.005%.
31	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2025[6]	10.65	0.12[7]	0.18	0.30	(0.13)	(0.19)	(0.32)	10.63	2.92[8]	0.68[9]	0.41[9]	1.23[7,9]	163,368	16
08-31-2024	9.11	0.13[7]	1.70	1.83	(0.15)	(0.14)	(0.29)	10.65	20.53	0.68	0.42	1.39[7]	160,620	16
08-31-2023	10.28	0.10[7]	0.68	0.78	(0.08)	(1.87)	(1.95)	9.11	9.96	0.68	0.42	1.07[7]	143,191	17
08-31-2022	13.72	0.11[7]	(2.42)	(2.31)	(0.11)	(1.02)	(1.13)	10.28	(18.42)	0.65	0.42	0.93[7]	137,181	47
08-31-2021	11.22	0.10[7]	3.05	3.15	(0.12)	(0.53)	(0.65)	13.72	28.93	0.61	0.42	0.78[7]	180,069	18
08-31-2020	10.71	0.15[7]	1.61	1.76	(0.17)	(1.08)	(1.25)	11.22	17.15	0.64	0.43	1.45[7]	132,866	32
Class I
02-28-2025[6]	10.77	0.13[7]	0.20	0.33	(0.17)	(0.19)	(0.36)	10.74	3.09[8]	0.38[9]	0.11[9]	1.48[7,9]	668	16
08-31-2024	9.21	0.14[7]	1.74	1.88	(0.18)	(0.14)	(0.32)	10.77	20.86	0.38	0.12	1.40[7]	610	16
08-31-2023	10.37	0.12[7]	0.71	0.83	(0.12)	(1.87)	(1.99)	9.21	10.37	0.38	0.12	1.28[7]	401	17
08-31-2022	13.84	0.14[7]	(2.44)	(2.30)	(0.15)	(1.02)	(1.17)	10.37	(18.23)	0.35	0.12	1.14[7]	309	47
08-31-2021	11.31	0.13[7]	3.08	3.21	(0.15)	(0.53)	(0.68)	13.84	29.28	0.31	0.12	1.02[7]	268	18
08-31-2020	10.77	0.19[7]	1.63	1.82	(0.20)	(1.08)	(1.28)	11.31	17.70	0.34	0.13	1.85[7]	172	32
Class R2
02-28-2025[6]	10.71	0.11[7]	0.20	0.31	(0.13)	(0.19)	(0.32)	10.70	2.91[8]	0.77[9]	0.51[9]	1.12[7,9]	6,230	16
08-31-2024	9.16	0.12[7]	1.71	1.83	(0.14)	(0.14)	(0.28)	10.71	20.43	0.77	0.50	1.26[7]	7,303	16
08-31-2023	10.33	0.09[7]	0.68	0.77	(0.07)	(1.87)	(1.94)	9.16	9.78	0.77	0.51	0.98[7]	6,258	17
08-31-2022	13.78	0.10[7]	(2.43)	(2.33)	(0.10)	(1.02)	(1.12)	10.33	(18.48)	0.74	0.51	0.82[7]	5,709	47
08-31-2021	11.27	0.10[7]	3.05	3.15	(0.11)	(0.53)	(0.64)	13.78	28.81	0.71	0.51	0.77[7]	7,060	18
08-31-2020	10.75	0.14[7]	1.62	1.76	(0.16)	(1.08)	(1.24)	11.27	17.08	0.72	0.51	1.33[7]	3,114	32
Class R4
02-28-2025[6]	10.70	0.13[7]	0.19	0.32	(0.15)	(0.19)	(0.34)	10.68	3.07[8]	0.62[9]	0.25[9]	1.41[7,9]	434	16
08-31-2024	9.15	0.14[7]	1.72	1.86	(0.17)	(0.14)	(0.31)	10.70	20.60	0.62	0.25	1.49[7]	419	16
08-31-2023	10.32	0.11[7]	0.69	0.80	(0.10)	(1.87)	(1.97)	9.15	10.23	0.62	0.26	1.19[7]	308	17
08-31-2022	13.78	0.13[7]	(2.44)	(2.31)	(0.13)	(1.02)	(1.15)	10.32	(18.35)	0.59	0.26	1.05[7]	245	47
08-31-2021	11.26	0.12[7]	3.06	3.18	(0.13)	(0.53)	(0.66)	13.78	29.17	0.56	0.26	0.92[7]	262	18
08-31-2020	10.74	0.15[7]	1.63	1.78	(0.18)	(1.08)	(1.26)	11.26	17.38	0.57	0.26	1.47[7]	181	32
Class R5
02-28-2025[6]	10.81	0.15[7]	0.18	0.33	(0.17)	(0.19)	(0.36)	10.78	3.14[8]	0.32[9]	0.05[9]	1.74[7,9]	4,982	16
08-31-2024	9.25	0.17[7]	1.71	1.88	(0.18)	(0.14)	(0.32)	10.81	20.84	0.32	0.06	1.71[7]	6,205	16
08-31-2023	10.41	0.12[7]	0.71	0.83	(0.12)	(1.87)	(1.99)	9.25	10.41	0.32	0.06	1.32[7]	5,846	17
08-31-2022	13.88	0.17[7]	(2.46)	(2.29)	(0.16)	(1.02)	(1.18)	10.41	(18.12)	0.29	0.06	1.42[7]	4,843	47
08-31-2021	11.34	0.16[7]	3.06	3.22	(0.15)	(0.53)	(0.68)	13.88	29.36	0.26	0.06	1.23[7]	3,009	18
08-31-2020	10.80	0.19[7]	1.64	1.83	(0.21)	(1.08)	(1.29)	11.34	17.71	0.27	0.06	1.79[7]	1,990	32
Class R6
02-28-2025[6]	10.77	0.14[7]	0.20	0.34	(0.18)	(0.19)	(0.37)	10.74	3.20[8]	0.27[9]	—[9,10]	1.66[7,9]	76,478	16
08-31-2024	9.21	0.17[7]	1.72	1.89	(0.19)	(0.14)	(0.33)	10.77	20.98	0.27	0.01	1.76[7]	74,077	16
08-31-2023	10.38	0.13[7]	0.70	0.83	(0.13)	(1.87)	(2.00)	9.21	10.38	0.27	0.01	1.45[7]	72,695	17
08-31-2022	13.85	0.16[7]	(2.43)	(2.27)	(0.17)	(1.03)	(1.20)	10.38	(18.12)	0.24	0.01	1.35[7]	61,640	47
08-31-2021	11.31	0.15[7]	3.08	3.23	(0.16)	(0.53)	(0.69)	13.85	29.50	0.21	0.01	1.20[7]	60,389	18
08-31-2020	10.78	0.19[7]	1.63	1.82	(0.21)	(1.08)	(1.29)	11.31	17.72	0.22	—	1.84[7]	38,164	32
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	32

Financial highlights continued
Multimanager 2045 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2025[6]	10.79	0.14[7]	0.19	0.33	(0.17)	(0.19)	(0.36)	10.76	3.16[8]	0.31[9]	0.05[9]	1.60[7,9]	647,882	16
08-31-2024	9.22	0.17[7]	1.72	1.89	(0.18)	(0.14)	(0.32)	10.79	21.03	0.31	0.05	1.76[7]	673,367	16
08-31-2023	10.39	0.13[7]	0.69	0.82	(0.12)	(1.87)	(1.99)	9.22	10.32	0.32	0.05	1.44[7]	633,452	17
08-31-2022	13.86	0.15[7]	(2.44)	(2.29)	(0.16)	(1.02)	(1.18)	10.39	(18.14)	0.28	0.05	1.28[7]	601,581	47
08-31-2021	11.32	0.15[7]	3.07	3.22	(0.15)	(0.53)	(0.68)	13.86	29.42	0.25	0.05	1.16[7]	765,559	18
08-31-2020	10.79	0.20[7]	1.62	1.82	(0.21)	(1.08)	(1.29)	11.32	17.65	0.26	0.05	1.88[7]	638,101	32

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-25. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.01, $0.01, $0.02 and $0.01 per share and 0.06%, 0.06%, 0.06%, 0.09%, 0.12% and 0.13%, for the periods ended 2-28-25, 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
[8] Not annualized.
[9] Annualized.
[10] Less than 0.005%.
33	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2025[6]	10.74	0.13[7]	0.15	0.28	(0.17)	(0.13)	(0.30)	10.72	2.66[8]	0.68[9]	0.41[9]	1.53[7,9]	185,409	16
08-31-2024	9.25	0.16[7]	1.60	1.76	(0.19)	(0.08)	(0.27)	10.74	19.37	0.69	0.42	1.63[7]	183,622	17
08-31-2023	10.41	0.12[7]	0.59	0.71	(0.09)	(1.78)	(1.87)	9.25	8.87	0.69	0.42	1.29[7]	164,166	19
08-31-2022	13.88	0.13[7]	(2.43)	(2.30)	(0.12)	(1.05)	(1.17)	10.41	(18.12)	0.66	0.42	1.09[7]	160,083	49
08-31-2021	11.50	0.11[7]	2.95	3.06	(0.12)	(0.56)	(0.68)	13.88	27.48	0.62	0.42	0.85[7]	210,327	21
08-31-2020	10.91	0.16[7]	1.63	1.79	(0.17)	(1.03)	(1.20)	11.50	17.18	0.64	0.43	1.50[7]	159,569	33
Class I
02-28-2025[6]	10.86	0.15[7]	0.15	0.30	(0.20)	(0.13)	(0.33)	10.83	2.84[8]	0.38[9]	0.11[9]	1.80[7,9]	916	16
08-31-2024	9.35	0.17[7]	1.64	1.81	(0.22)	(0.08)	(0.30)	10.86	19.71	0.39	0.12	1.72[7]	814	17
08-31-2023	10.51	0.15[7]	0.59	0.74	(0.12)	(1.78)	(1.90)	9.35	9.18	0.39	0.12	1.60[7]	533	19
08-31-2022	14.00	0.21[7]	(2.49)	(2.28)	(0.16)	(1.05)	(1.21)	10.51	(17.86)	0.36	0.11	1.67[7]	616	49
08-31-2021	11.58	0.13[7]	3.00	3.13	(0.15)	(0.56)	(0.71)	14.00	27.96	0.32	0.11	1.04[7]	1,468	21
08-31-2020	10.98	0.20[7]	1.64	1.84	(0.21)	(1.03)	(1.24)	11.58	17.51	0.34	0.13	1.88[7]	645	33
Class R2
02-28-2025[6]	10.78	0.13[7]	0.15	0.28	(0.16)	(0.13)	(0.29)	10.77	2.66[8]	0.77[9]	0.51[9]	1.45[7,9]	5,612	16
08-31-2024	9.29	0.15[7]	1.60	1.75	(0.18)	(0.08)	(0.26)	10.78	19.19	0.77	0.50	1.52[7]	6,668	17
08-31-2023	10.44	0.11[7]	0.60	0.71	(0.08)	(1.78)	(1.86)	9.29	8.84	0.78	0.50	1.19[7]	5,250	19
08-31-2022	13.92	0.12[7]	(2.44)	(2.32)	(0.11)	(1.05)	(1.16)	10.44	(18.21)	0.75	0.51	1.00[7]	5,170	49
08-31-2021	11.53	0.10[7]	2.96	3.06	(0.11)	(0.56)	(0.67)	13.92	27.42	0.72	0.51	0.78[7]	7,442	21
08-31-2020	10.94	0.16[7]	1.63	1.79	(0.17)	(1.03)	(1.20)	11.53	17.04	0.73	0.51	1.50[7]	1,108	33
Class R4
02-28-2025[6]	10.76	0.14[7]	0.15	0.29	(0.19)	(0.13)	(0.32)	10.73	2.73[8]	0.61[9]	0.25[9]	1.65[7,9]	223	16
08-31-2024	9.27	0.22[7]	1.55	1.77	(0.20)	(0.08)	(0.28)	10.76	19.51	0.62	0.25	2.26[7]	242	17
08-31-2023	10.43	0.13[7]	0.60	0.73	(0.11)	(1.78)	(1.89)	9.27	9.07	0.63	0.25	1.43[7]	497	19
08-31-2022	13.90	0.15[7]	(2.42)	(2.27)	(0.15)	(1.05)	(1.20)	10.43	(17.96)	0.60	0.26	1.24[7]	381	49
08-31-2021	11.51	0.13[7]	2.96	3.09	(0.14)	(0.56)	(0.70)	13.90	27.71	0.57	0.26	1.02[7]	387	21
08-31-2020	10.92	0.18[7]	1.63	1.81	(0.19)	(1.03)	(1.22)	11.51	17.35	0.58	0.26	1.66[7]	276	33
Class R5
02-28-2025[6]	10.88	0.18[7]	0.12	0.30	(0.21)	(0.13)	(0.34)	10.84	2.80[8]	0.32[9]	0.06[9]	2.30[7,9]	3,684	16
08-31-2024	9.37	0.20[7]	1.61	1.81	(0.22)	(0.08)	(0.30)	10.88	19.74	0.32	0.06	1.98[7]	7,585	17
08-31-2023	10.53	0.15[7]	0.60	0.75	(0.13)	(1.78)	(1.91)	9.37	9.24	0.33	0.06	1.56[7]	6,431	19
08-31-2022	14.02	0.17[7]	(2.42)	(2.25)	(0.18)	(1.06)	(1.24)	10.53	(17.78)	0.30	0.06	1.42[7]	4,902	49
08-31-2021	11.60	0.18[7]	2.96	3.14	(0.16)	(0.56)	(0.72)	14.02	27.97	0.27	0.06	1.34[7]	2,404	21
08-31-2020	10.99	0.18[7]	1.67	1.85	(0.21)	(1.03)	(1.24)	11.60	17.66	0.28	0.06	1.73[7]	327	33
Class R6
02-28-2025[6]	10.84	0.15[7]	0.15	0.30	(0.21)	(0.13)	(0.34)	10.80	2.86[8]	0.27[9]	—[9,10]	1.92[7,9]	68,704	16
08-31-2024	9.33	0.20[7]	1.62	1.82	(0.23)	(0.08)	(0.31)	10.84	19.88	0.27	0.01	2.01[7]	69,886	17
08-31-2023	10.50	0.16[7]	0.59	0.75	(0.14)	(1.78)	(1.92)	9.33	9.22	0.28	0.01	1.69[7]	77,694	19
08-31-2022	13.98	0.18[7]	(2.43)	(2.25)	(0.18)	(1.05)	(1.23)	10.50	(17.72)	0.25	0.01	1.52[7]	65,036	49
08-31-2021	11.57	0.16[7]	2.97	3.13	(0.16)	(0.56)	(0.72)	13.98	28.02	0.22	0.01	1.24[7]	70,130	21
08-31-2020	10.97	0.20[7]	1.65	1.85	(0.22)	(1.03)	(1.25)	11.57	17.66	0.23	—	1.88[7]	38,274	33
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	34

Financial highlights continued
Multimanager 2040 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2025[6]	10.85	0.15[7]	0.16	0.31	(0.21)	(0.13)	(0.34)	10.82	2.91[8]	0.32[9]	0.05[9]	1.88[7,9]	660,929	16
08-31-2024	9.35	0.20[7]	1.60	1.80	(0.22)	(0.08)	(0.30)	10.85	19.68	0.32	0.05	2.02[7]	685,746	17
08-31-2023	10.51	0.16[7]	0.59	0.75	(0.13)	(1.78)	(1.91)	9.35	9.28	0.32	0.05	1.66[7]	657,016	19
08-31-2022	13.99	0.18[7]	(2.44)	(2.26)	(0.17)	(1.05)	(1.22)	10.51	(17.74)	0.29	0.05	1.44[7]	632,481	49
08-31-2021	11.58	0.16[7]	2.97	3.13	(0.16)	(0.56)	(0.72)	13.99	27.93	0.26	0.05	1.24[7]	812,243	21
08-31-2020	10.98	0.20[7]	1.65	1.85	(0.22)	(1.03)	(1.25)	11.58	17.59	0.26	0.05	1.92[7]	690,481	33

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-25. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, less than $0.005, $0.01, $0.01 and $0.01 per share and 0.05%, 0.05%, 0.04%, 0.08%, 0.11% and 0.12%, for the periods ended 2-28-25, 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
[8] Not annualized.
[9] Annualized.
[10] Less than 0.005%.
35	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2025[6]	10.42	0.14[7]	0.10	0.24	(0.19)	(0.08)	(0.27)	10.39	2.38[8]	0.69[9]	0.41[9]	1.87[7,9]	208,884	15
08-31-2024	9.07	0.18[7]	1.41	1.59	(0.21)	(0.03)	(0.24)	10.42	17.78	0.69	0.42	1.93[7]	209,464	16
08-31-2023	10.13	0.14[7]	0.47	0.61	(0.10)	(1.57)	(1.67)	9.07	7.67	0.70	0.42	1.55[7]	191,072	20
08-31-2022	13.46	0.15[7]	(2.27)	(2.12)	(0.16)	(1.05)	(1.21)	10.13	(17.39)	0.67	0.42	1.28[7]	187,557	49
08-31-2021	11.39	0.13[7]	2.63	2.76	(0.12)	(0.57)	(0.69)	13.46	25.10	0.63	0.42	1.01[7]	243,658	26
08-31-2020	10.89	0.17[7]	1.52	1.69	(0.19)	(1.00)	(1.19)	11.39	16.21	0.64	0.43	1.58[7]	188,821	34
Class I
02-28-2025[6]	10.49	0.14[7]	0.11	0.25	(0.22)	(0.08)	(0.30)	10.44	2.47[8]	0.39[9]	0.11[9]	1.91[7,9]	87	15
08-31-2024	9.12	0.16[7]	1.47	1.63	(0.23)	(0.03)	(0.26)	10.49	18.23	0.39	0.12	1.62[7]	40	16
08-31-2023	10.19	0.16[7]	0.47	0.63	(0.13)	(1.57)	(1.70)	9.12	7.89	0.40	0.12	1.75[7]	96	20
08-31-2022	13.54	0.24[7]	(2.34)	(2.10)	(0.20)	(1.05)	(1.25)	10.19	(17.19)	0.37	0.12	2.10[7]	119	49
08-31-2021	11.45	0.09[7]	2.73	2.82	(0.16)	(0.57)	(0.73)	13.54	25.53	0.33	0.11	0.76[7]	100	26
08-31-2020	10.96	0.09[7]	1.64	1.73	(0.24)	(1.00)	(1.24)	11.45	16.50	0.34	0.13	0.92[7]	16	34
Class R2
02-28-2025[6]	10.49	0.14[7]	0.10	0.24	(0.18)	(0.08)	(0.26)	10.47	2.37[8]	0.78[9]	0.50[9]	1.77[7,9]	9,547	15
08-31-2024	9.12	0.17[7]	1.43	1.60	(0.20)	(0.03)	(0.23)	10.49	17.80	0.78	0.51	1.82[7]	10,553	16
08-31-2023	10.18	0.13[7]	0.46	0.59	(0.08)	(1.57)	(1.65)	9.12	7.49	0.78	0.50	1.43[7]	9,315	20
08-31-2022	13.53	0.14[7]	(2.29)	(2.15)	(0.15)	(1.05)	(1.20)	10.18	(17.52)	0.76	0.51	1.15[7]	8,291	49
08-31-2021	11.44	0.13[7]	2.65	2.78	(0.12)	(0.57)	(0.69)	13.53	25.09	0.72	0.51	1.01[7]	10,905	26
08-31-2020	10.93	0.16[7]	1.53	1.69	(0.18)	(1.00)	(1.18)	11.44	16.13	0.73	0.51	1.56[7]	3,075	34
Class R4
02-28-2025[6]	10.51	0.16[7]	0.09	0.25	(0.21)	(0.08)	(0.29)	10.47	2.48[8]	0.58[9]	0.20[9]	2.08[7,9]	272	15
08-31-2024	9.14	0.20[7]	1.42	1.62	(0.22)	(0.03)	(0.25)	10.51	18.09	0.59	0.22	2.09[7]	259	16
08-31-2023	10.20	0.16[7]	0.46	0.62	(0.11)	(1.57)	(1.68)	9.14	7.80	0.59	0.21	1.73[7]	205	20
08-31-2022	13.54	0.16[7]	(2.27)	(2.11)	(0.18)	(1.05)	(1.23)	10.20	(17.22)	0.56	0.21	1.42[7]	171	49
08-31-2021	11.45	0.15[7]	2.65	2.80	(0.14)	(0.57)	(0.71)	13.54	25.33	0.56	0.24	1.16[7]	128	26
08-31-2020	10.94	0.19[7]	1.53	1.72	(0.21)	(1.00)	(1.21)	11.45	16.42	0.58	0.26	1.79[7]	91	34
Class R5
02-28-2025[6]	10.54	0.18[7]	0.09	0.27	(0.23)	(0.08)	(0.31)	10.50	2.61[8]	0.33[9]	0.05[9]	2.61[7,9]	3,140	15
08-31-2024	9.17	0.21[7]	1.43	1.64	(0.24)	(0.03)	(0.27)	10.54	18.20	0.33	0.06	2.22[7]	10,173	16
08-31-2023	10.23	0.17[7]	0.47	0.64	(0.13)	(1.57)	(1.70)	9.17	8.05	0.34	0.06	1.80[7]	10,092	20
08-31-2022	13.59	0.17[7]	(2.28)	(2.11)	(0.20)	(1.05)	(1.25)	10.23	(17.15)	0.31	0.06	1.50[7]	7,777	49
08-31-2021	11.48	0.18[7]	2.66	2.84	(0.16)	(0.57)	(0.73)	13.59	25.64	0.28	0.06	1.45[7]	4,223	26
08-31-2020	10.96	0.20[7]	1.55	1.75	(0.23)	(1.00)	(1.23)	11.48	16.71	0.28	0.06	1.89[7]	260	34
Class R6
02-28-2025[6]	10.53	0.17[7]	0.09	0.26	(0.23)	(0.08)	(0.31)	10.48	2.57[8]	0.28[9]	—[9,10]	2.32[7,9]	87,325	15
08-31-2024	9.16	0.22[7]	1.42	1.64	(0.24)	(0.03)	(0.27)	10.53	18.27	0.28	0.01	2.33[7]	83,135	16
08-31-2023	10.22	0.18[7]	0.47	0.65	(0.14)	(1.57)	(1.71)	9.16	8.11	0.29	0.01	1.93[7]	89,702	20
08-31-2022	13.58	0.20[7]	(2.30)	(2.10)	(0.21)	(1.05)	(1.26)	10.22	(17.11)	0.26	0.01	1.71[7]	74,714	49
08-31-2021	11.47	0.18[7]	2.67	2.85	(0.17)	(0.57)	(0.74)	13.58	25.73	0.23	0.01	1.40[7]	80,488	26
08-31-2020	10.96	0.20[7]	1.54	1.74	(0.23)	(1.00)	(1.23)	11.47	16.68	0.23	—	1.87[7]	46,792	34
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	36

Financial highlights continued
Multimanager 2035 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2025[6]	10.55	0.16[7]	0.10	0.26	(0.23)	(0.08)	(0.31)	10.50	2.52[8]	0.32[9]	0.05[9]	2.23[7,9]	759,606	15
08-31-2024	9.17	0.22[7]	1.43	1.65	(0.24)	(0.03)	(0.27)	10.55	18.32	0.33	0.05	2.31[7]	786,911	16
08-31-2023	10.23	0.18[7]	0.46	0.64	(0.13)	(1.57)	(1.70)	9.17	8.06	0.33	0.05	1.92[7]	762,184	20
08-31-2022	13.59	0.19[7]	(2.29)	(2.10)	(0.21)	(1.05)	(1.26)	10.23	(17.14)	0.30	0.05	1.62[7]	750,728	49
08-31-2021	11.48	0.17[7]	2.67	2.84	(0.16)	(0.57)	(0.73)	13.59	25.65	0.27	0.05	1.39[7]	967,161	26
08-31-2020	10.97	0.21[7]	1.53	1.74	(0.23)	(1.00)	(1.23)	11.48	16.61	0.27	0.05	2.01[7]	853,701	34

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-25. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005, $0.01 and $0.01 per share and 0.03%, 0.03%, 0.02%, 0.04%, 0.08% and 0.09%, for the periods ended 2-28-25, 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
[8] Not annualized.
[9] Annualized.
[10] Less than 0.005%.
37	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2025[6]	10.07	0.15[7]	0.06	0.21	(0.23)	(0.03)	(0.26)	10.02	2.11[8]	0.70[9]	0.41[9]	2.27[7,9]	230,369	14
08-31-2024	8.92	0.22[7]	1.18	1.40	(0.24)	(0.01)	(0.25)	10.07	16.02	0.70	0.42	2.35[7]	235,401	17
08-31-2023	9.84	0.17[7]	0.35	0.52	(0.12)	(1.32)	(1.44)	8.92	6.56	0.70	0.42	1.91[7]	225,786	22
08-31-2022	12.84	0.18[7]	(2.09)	(1.91)	(0.18)	(0.91)	(1.09)	9.84	(16.34)	0.67	0.42	1.60[7]	223,543	46
08-31-2021	11.10	0.14[7]	2.26	2.40	(0.14)	(0.52)	(0.66)	12.84	22.37	0.64	0.42	1.21[7]	290,842	30
08-31-2020	10.64	0.17[7]	1.36	1.53	(0.19)	(0.88)	(1.07)	11.10	15.07	0.65	0.43	1.68[7]	226,690	33
Class I
02-28-2025[6]	10.05	0.17[7]	0.04	0.21	(0.25)	(0.03)	(0.28)	9.98	2.21[8]	0.40[9]	0.11[9]	2.58[7,9]	1,799	14
08-31-2024	8.89	0.24[7]	1.20	1.44	(0.27)	(0.01)	(0.28)	10.05	16.51	0.40	0.12	2.59[7]	1,370	17
08-31-2023	9.82	0.21[7]	0.33	0.54	(0.15)	(1.32)	(1.47)	8.89	6.84	0.40	0.11	2.37[7]	1,422	22
08-31-2022	12.82	0.19[7]	(2.07)	(1.88)	(0.21)	(0.91)	(1.12)	9.82	(16.11)	0.37	0.12	1.71[7]	1,804	46
08-31-2021	11.07	0.19[7]	2.25	2.44	(0.17)	(0.52)	(0.69)	12.82	22.84	0.34	0.12	1.59[7]	1,754	30
08-31-2020	10.61	0.19[7]	1.38	1.57	(0.23)	(0.88)	(1.11)	11.07	15.44	0.35	0.13	1.86[7]	1,260	33
Class R2
02-28-2025[6]	9.96	0.15[7]	0.05	0.20	(0.22)	(0.03)	(0.25)	9.91	2.04[8]	0.79[9]	0.51[9]	2.17[7,9]	8,299	14
08-31-2024	8.82	0.21[7]	1.18	1.39	(0.24)	(0.01)	(0.25)	9.96	15.99	0.79	0.50	2.27[7]	9,429	17
08-31-2023	9.75	0.16[7]	0.34	0.50	(0.11)	(1.32)	(1.43)	8.82	6.40	0.79	0.50	1.80[7]	9,418	22
08-31-2022	12.73	0.17[7]	(2.07)	(1.90)	(0.17)	(0.91)	(1.08)	9.75	(16.40)	0.76	0.50	1.50[7]	8,911	46
08-31-2021	11.01	0.14[7]	2.23	2.37	(0.13)	(0.52)	(0.65)	12.73	22.29	0.73	0.51	1.13[7]	12,297	30
08-31-2020	10.56	0.17[7]	1.35	1.52	(0.19)	(0.88)	(1.07)	11.01	15.00	0.74	0.52	1.62[7]	3,304	33
Class R4
02-28-2025[6]	10.00	0.16[7]	0.05	0.21	(0.24)	(0.03)	(0.27)	9.94	2.18[8]	0.64[9]	0.25[9]	2.45[7,9]	268	14
08-31-2024	8.86	0.27[7]	1.14	1.41	(0.26)	(0.01)	(0.27)	10.00	16.19	0.64	0.25	3.01[7]	259	17
08-31-2023	9.78	0.18[7]	0.35	0.53	(0.13)	(1.32)	(1.45)	8.86	6.82	0.65	0.26	2.06[7]	916	22
08-31-2022	12.78	0.20[7]	(2.09)	(1.89)	(0.20)	(0.91)	(1.11)	9.78	(16.27)	0.62	0.26	1.75[7]	767	46
08-31-2021	11.04	0.16[7]	2.26	2.42	(0.16)	(0.52)	(0.68)	12.78	22.67	0.58	0.26	1.36[7]	845	30
08-31-2020	10.59	0.20[7]	1.34	1.54	(0.21)	(0.88)	(1.09)	11.04	15.23	0.59	0.27	1.91[7]	556	33
Class R5
02-28-2025[6]	10.03	0.19[7]	0.03	0.22	(0.26)	(0.03)	(0.29)	9.96	2.28[8]	0.34[9]	0.05[9]	3.03[7,9]	4,611	14
08-31-2024	8.88	0.24[7]	1.20	1.44	(0.28)	(0.01)	(0.29)	10.03	16.48	0.34	0.06	2.64[7]	11,534	17
08-31-2023	9.81	0.19[7]	0.35	0.54	(0.15)	(1.32)	(1.47)	8.88	6.94	0.35	0.06	2.18[7]	10,747	22
08-31-2022	12.81	0.21[7]	(2.08)	(1.87)	(0.22)	(0.91)	(1.13)	9.81	(16.07)	0.32	0.06	1.92[7]	8,677	46
08-31-2021	11.06	0.20[7]	2.25	2.45	(0.18)	(0.52)	(0.70)	12.81	22.92	0.28	0.06	1.66[7]	6,770	30
08-31-2020	10.61	0.25[7]	1.31	1.56	(0.23)	(0.88)	(1.11)	11.06	15.44	0.28	0.06	2.36[7]	747	33
Class R6
02-28-2025[6]	10.03	0.18[7]	0.05	0.23	(0.27)	(0.03)	(0.30)	9.96	2.32[8]	0.29[9]	—[9,10]	2.78[7,9]	92,001	14
08-31-2024	8.88	0.25[7]	1.19	1.44	(0.28)	(0.01)	(0.29)	10.03	16.54	0.29	0.01	2.73[7]	88,335	17
08-31-2023	9.81	0.20[7]	0.35	0.55	(0.16)	(1.32)	(1.48)	8.88	6.99	0.30	0.01	2.29[7]	98,309	22
08-31-2022	12.81	0.23[7]	(2.09)	(1.86)	(0.23)	(0.91)	(1.14)	9.81	(16.03)	0.27	0.01	2.02[7]	85,111	46
08-31-2021	11.06	0.19[7]	2.26	2.45	(0.18)	(0.52)	(0.70)	12.81	22.98	0.23	0.01	1.59[7]	89,308	30
08-31-2020	10.61	0.21[7]	1.36	1.57	(0.24)	(0.88)	(1.12)	11.06	15.50	0.23	—	2.05[7]	53,240	33
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	38

Financial highlights continued
Multimanager 2030 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2025[6]	10.04	0.17[7]	0.05	0.22	(0.26)	(0.03)	(0.29)	9.97	2.28[8]	0.33[9]	0.05[9]	2.64[7,9]	753,715	14
08-31-2024	8.89	0.25[7]	1.19	1.44	(0.28)	(0.01)	(0.29)	10.04	16.48	0.33	0.05	2.72[7]	815,034	17
08-31-2023	9.82	0.20[7]	0.34	0.54	(0.15)	(1.32)	(1.47)	8.89	7.05	0.34	0.05	2.29[7]	824,933	22
08-31-2022	12.82	0.22[7]	(2.09)	(1.87)	(0.22)	(0.91)	(1.13)	9.82	(16.13)	0.31	0.05	1.95[7]	851,307	46
08-31-2021	11.07	0.19[7]	2.26	2.45	(0.18)	(0.52)	(0.70)	12.82	22.91	0.27	0.05	1.60[7]	1,081,454	30
08-31-2020	10.62	0.22[7]	1.34	1.56	(0.23)	(0.88)	(1.11)	11.07	15.43	0.27	0.05	2.11[7]	978,135	33

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-25. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005, $0.01 and $0.01 per share and 0.03%, 0.04%, 0.02%, 0.04%, 0.09% and 0.10%, for the periods ended 2-28-25, 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
[8] Not annualized.
[9] Annualized.
[10] Less than 0.005%.
39	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2025[6]	9.44	0.16[7]	—[8]	0.16	(0.27)	(0.02)	(0.29)	9.31	1.81[9]	0.72[10]	0.41[10]	2.77[7,10]	184,574	12
08-31-2024	8.55	0.25[7]	0.94	1.19	(0.30)	—[8]	(0.30)	9.44	14.15	0.73	0.42	2.79[7]	193,107	17
08-31-2023	9.42	0.20[7]	0.21	0.41	(0.15)	(1.13)	(1.28)	8.55	5.43	0.72	0.42	2.32[7]	195,706	20
08-31-2022	12.17	0.21[7]	(1.83)	(1.62)	(0.20)	(0.93)	(1.13)	9.42	(14.73)	0.69	0.42	1.97[7]	207,424	45
08-31-2021	10.79	0.17[7]	1.88	2.05	(0.16)	(0.51)	(0.67)	12.17	19.63	0.66	0.42	1.49[7]	270,307	30
08-31-2020	10.44	0.18[7]	1.14	1.32	(0.21)	(0.76)	(0.97)	10.79	13.24	0.66	0.43	1.75[7]	213,868	35
Class I
02-28-2025[6]	9.40	0.18[7]	—[8]	0.18	(0.30)	(0.02)	(0.32)	9.26	2.02[9]	0.42[10]	0.11[10]	3.04[7,10]	1,994	12
08-31-2024	8.51	0.27[7]	0.94	1.21	(0.32)	—[8]	(0.32)	9.40	14.54	0.43	0.12	3.08[7]	1,889	17
08-31-2023	9.39	0.23[7]	0.20	0.43	(0.18)	(1.13)	(1.31)	8.51	5.70	0.42	0.12	2.70[7]	1,623	20
08-31-2022	12.13	0.24[7]	(1.81)	(1.57)	(0.24)	(0.93)	(1.17)	9.39	(14.43)	0.39	0.12	2.26[7]	1,856	45
08-31-2021	10.76	0.22[7]	1.85	2.07	(0.19)	(0.51)	(0.70)	12.13	19.90	0.36	0.12	1.90[7]	2,701	30
08-31-2020	10.41	0.20[7]	1.16	1.36	(0.25)	(0.76)	(1.01)	10.76	13.61	0.36	0.13	1.96[7]	2,094	35
Class R2
02-28-2025[6]	9.34	0.16[7]	0.01	0.17	(0.27)	(0.02)	(0.29)	9.22	1.85[9]	0.81[10]	0.50[10]	2.71[7,10]	6,684	12
08-31-2024	8.47	0.24[7]	0.92	1.16	(0.29)	—[8]	(0.29)	9.34	13.95	0.82	0.51	2.71[7]	8,105	17
08-31-2023	9.34	0.19[7]	0.21	0.40	(0.14)	(1.13)	(1.27)	8.47	5.37	0.81	0.51	2.22[7]	7,929	20
08-31-2022	12.07	0.20[7]	(1.81)	(1.61)	(0.19)	(0.93)	(1.12)	9.34	(14.77)	0.79	0.51	1.87[7]	8,960	45
08-31-2021	10.71	0.17[7]	1.85	2.02	(0.15)	(0.51)	(0.66)	12.07	19.51	0.72	0.48	1.46[7]	13,021	30
08-31-2020	10.37	0.16[7]	1.15	1.31	(0.21)	(0.76)	(0.97)	10.71	13.16	0.75	0.52	1.62[7]	4,775	35
Class R4
02-28-2025[6]	9.40	0.17[7]	—[8]	0.17	(0.29)	(0.02)	(0.31)	9.26	1.87[9]	0.66[10]	0.25[10]	2.91[7,10]	604	12
08-31-2024	8.52	0.25[7]	0.94	1.19	(0.31)	—[8]	(0.31)	9.40	14.25	0.66	0.25	2.89[7]	577	17
08-31-2023	9.39	0.21[7]	0.22	0.43	(0.17)	(1.13)	(1.30)	8.52	5.65	0.67	0.26	2.50[7]	697	20
08-31-2022	12.13	0.22[7]	(1.81)	(1.59)	(0.22)	(0.93)	(1.15)	9.39	(14.56)	0.63	0.26	2.08[7]	670	45
08-31-2021	10.76	0.19[7]	1.86	2.05	(0.17)	(0.51)	(0.68)	12.13	19.76	0.59	0.25	1.65[7]	698	30
08-31-2020	10.41	0.20[7]	1.14	1.34	(0.23)	(0.76)	(0.99)	10.76	13.45	0.60	0.26	1.95[7]	488	35
Class R5
02-28-2025[6]	9.39	0.18[7]	—[8]	0.18	(0.31)	(0.02)	(0.33)	9.24	2.08[9]	0.37[10]	0.05[10]	3.25[7,10]	7,072	12
08-31-2024	8.50	0.27[7]	0.95	1.22	(0.33)	—[8]	(0.33)	9.39	14.50	0.36	0.05	3.10[7]	9,001	17
08-31-2023	9.38	0.22[7]	0.22	0.44	(0.19)	(1.13)	(1.32)	8.50	5.78	0.37	0.06	2.53[7]	9,373	20
08-31-2022	12.12	0.24[7]	(1.81)	(1.57)	(0.24)	(0.93)	(1.17)	9.38	(14.40)	0.33	0.06	2.28[7]	7,409	45
08-31-2021	10.75	0.23[7]	1.84	2.07	(0.19)	(0.51)	(0.70)	12.12	19.98	0.30	0.06	1.98[7]	4,855	30
08-31-2020	10.40	0.23[7]	1.13	1.36	(0.25)	(0.76)	(1.01)	10.75	13.71	0.30	0.06	2.25[7]	1,251	35
Class R6
02-28-2025[6]	9.38	0.18[7]	—[8]	0.18	(0.31)	(0.02)	(0.33)	9.23	2.02[9]	0.31[10]	—[10,11]	3.18[7,10]	60,487	12
08-31-2024	8.50	0.28[7]	0.93	1.21	(0.33)	—[8]	(0.33)	9.38	14.70	0.31	0.01	3.17[7]	62,136	17
08-31-2023	9.37	0.23[7]	0.22	0.45	(0.19)	(1.13)	(1.32)	8.50	5.84	0.32	0.01	2.71[7]	69,535	20
08-31-2022	12.11	0.26[7]	(1.82)	(1.56)	(0.25)	(0.93)	(1.18)	9.37	(14.36)	0.28	0.01	2.41[7]	63,101	45
08-31-2021	10.74	0.21[7]	1.87	2.08	(0.20)	(0.51)	(0.71)	12.11	20.06	0.25	0.01	1.89[7]	70,692	30
08-31-2020	10.40	0.21[7]	1.15	1.36	(0.26)	(0.76)	(1.02)	10.74	13.67	0.25	—	2.12[7]	48,742	35
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	40

Financial highlights continued
Multimanager 2025 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2025[6]	9.39	0.18[7]	—[8]	0.18	(0.31)	(0.02)	(0.33)	9.24	1.98[9]	0.36[10]	0.05[10]	3.12[7,10]	482,936	12
08-31-2024	8.51	0.28[7]	0.93	1.21	(0.33)	—[8]	(0.33)	9.39	14.50	0.36	0.05	3.18[7]	557,449	17
08-31-2023	9.38	0.23[7]	0.22	0.45	(0.19)	(1.13)	(1.32)	8.51	5.91	0.36	0.05	2.71[7]	636,988	20
08-31-2022	12.12	0.25[7]	(1.82)	(1.57)	(0.24)	(0.93)	(1.17)	9.38	(14.40)	0.32	0.05	2.34[7]	731,490	45
08-31-2021	10.75	0.21[7]	1.86	2.07	(0.19)	(0.51)	(0.70)	12.12	19.99	0.29	0.05	1.87[7]	989,063	30
08-31-2020	10.40	0.22[7]	1.14	1.36	(0.25)	(0.76)	(1.01)	10.75	13.71	0.28	0.05	2.19[7]	935,821	35

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-25. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005, $0.01 and $0.01 per share and 0.03%, 0.03%, 0.02%, 0.04%, 0.08% and 0.09%, for the periods ended 2-28-25, 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
[8] Less than $0.005 per share.
[9] Not annualized.
[10] Annualized.
[11] Less than 0.005%.
41	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2025[6]	8.53	0.16[7]	(0.01)	0.15	(0.26)	(0.02)	(0.28)	8.40	1.89[8]	0.75[9]	0.41[9]	3.03[7,9]	147,066	10
08-31-2024	7.80	0.25[7]	0.74	0.99	(0.26)	—[10]	(0.26)	8.53	12.92	0.76	0.42	3.10[7]	157,367	19
08-31-2023	8.51	0.21[7]	0.13	0.34	(0.22)	(0.83)	(1.05)	7.80	4.76	0.75	0.42	2.67[7]	161,772	19
08-31-2022	10.90	0.22[7]	(1.49)	(1.27)	(0.22)	(0.90)	(1.12)	8.51	(13.07)	0.72	0.42	2.32[7]	176,088	38
08-31-2021	10.06	0.19[7]	1.39	1.58	(0.18)	(0.56)	(0.74)	10.90	16.29	0.69	0.42	1.79[7]	234,516	29
08-31-2020	9.89	0.18[7]	0.89	1.07	(0.23)	(0.67)	(0.90)	10.06	11.32	0.69	0.43	1.93[7]	193,591	37
Class I
02-28-2025[6]	8.56	0.17[7]	(0.01)	0.16	(0.29)	(0.02)	(0.31)	8.41	1.95[8]	0.45[9]	0.11[9]	3.30[7,9]	235	10
08-31-2024	7.81	0.26[7]	0.77	1.03	(0.28)	—[10]	(0.28)	8.56	13.48	0.46	0.12	3.33[7]	286	19
08-31-2023	8.53	0.22[7]	0.13	0.35	(0.24)	(0.83)	(1.07)	7.81	4.97	0.46	0.12	2.77[7]	921	19
08-31-2022	10.92	0.29[7]	(1.53)	(1.24)	(0.25)	(0.90)	(1.15)	8.53	(12.78)	0.42	0.12	2.98[7]	344	38
08-31-2021	10.08	0.21[7]	1.39	1.60	(0.20)	(0.56)	(0.76)	10.92	16.57	0.39	0.12	2.04[7]	446	29
08-31-2020	9.90	0.20[7]	0.91	1.11	(0.26)	(0.67)	(0.93)	10.08	11.75	0.39	0.12	2.12[7]	477	37
Class R2
02-28-2025[6]	8.48	0.15[7]	(0.01)	0.14	(0.26)	(0.02)	(0.28)	8.34	1.81[8]	0.85[9]	0.51[9]	2.85[7,9]	3,486	10
08-31-2024	7.74	0.24[7]	0.75	0.99	(0.25)	—[10]	(0.25)	8.48	12.92	0.83	0.49	2.97[7]	5,136	19
08-31-2023	8.46	0.20[7]	0.12	0.32	(0.21)	(0.83)	(1.04)	7.74	4.54	0.85	0.51	2.60[7]	4,220	19
08-31-2022	10.84	0.21[7]	(1.48)	(1.27)	(0.21)	(0.90)	(1.11)	8.46	(13.13)	0.81	0.50	2.22[7]	5,397	38
08-31-2021	10.01	0.19[7]	1.37	1.56	(0.17)	(0.56)	(0.73)	10.84	16.20	0.73	0.45	1.86[7]	6,093	29
08-31-2020	9.84	0.18[7]	0.89	1.07	(0.23)	(0.67)	(0.90)	10.01	11.30	0.77	0.51	1.88[7]	1,014	37
Class R4
02-28-2025[6]	8.48	0.16[7]	—[10]	0.16	(0.28)	(0.02)	(0.30)	8.34	1.95[8]	0.69[9]	0.25[9]	3.15[7,9]	43	10
08-31-2024	7.75	0.29[7]	0.71	1.00	(0.27)	—[10]	(0.27)	8.48	13.18	0.70	0.26	3.68[7]	73	19
08-31-2023	8.46	0.22[7]	0.13	0.35	(0.23)	(0.83)	(1.06)	7.75	4.97	0.70	0.26	2.81[7]	342	19
08-31-2022	10.85	0.28[7]	(1.53)	(1.25)	(0.24)	(0.90)	(1.14)	8.46	(12.99)	0.66	0.26	2.80[7]	263	38
08-31-2021	10.01	0.21[7]	1.38	1.59	(0.19)	(0.56)	(0.75)	10.85	16.55	0.63	0.25	2.04[7]	599	29
08-31-2020	9.85	0.21[7]	0.87	1.08	(0.25)	(0.67)	(0.92)	10.01	11.45	0.63	0.27	2.23[7]	144	37
Class R5
02-28-2025[6]	8.53	0.19[7]	(0.03)	0.16	(0.29)	(0.02)	(0.31)	8.38	2.02[8]	0.40[9]	0.05[9]	3.93[7,9]	2,929	10
08-31-2024	7.79	0.28[7]	0.75	1.03	(0.29)	—[10]	(0.29)	8.53	13.45	0.40	0.06	3.52[7]	7,088	19
08-31-2023	8.51	0.24[7]	0.12	0.36	(0.25)	(0.83)	(1.08)	7.79	5.06	0.39	0.05	3.02[7]	7,670	19
08-31-2022	10.90	0.26[7]	(1.49)	(1.23)	(0.26)	(0.90)	(1.16)	8.51	(12.75)	0.36	0.06	2.71[7]	7,380	38
08-31-2021	10.06	0.23[7]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.90	16.68	0.33	0.06	2.23[7]	8,917	29
08-31-2020	9.89	0.23[7]	0.88	1.11	(0.27)	(0.67)	(0.94)	10.06	11.74	0.33	0.06	2.37[7]	3,949	37
Class R6
02-28-2025[6]	8.51	0.17[7]	(0.01)	0.16	(0.30)	(0.02)	(0.32)	8.35	1.95[8]	0.35[9]	—[9,11]	3.46[7,9]	21,322	10
08-31-2024	7.77	0.28[7]	0.75	1.03	(0.29)	—[10]	(0.29)	8.51	13.55	0.35	0.01	3.54[7]	23,423	19
08-31-2023	8.49	0.24[7]	0.12	0.36	(0.25)	(0.83)	(1.08)	7.77	5.13	0.35	0.01	3.09[7]	31,413	19
08-31-2022	10.88	0.26[7]	(1.49)	(1.23)	(0.26)	(0.90)	(1.16)	8.49	(12.73)	0.31	0.01	2.73[7]	29,900	38
08-31-2021	10.04	0.23[7]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.88	16.77	0.29	0.01	2.24[7]	33,944	29
08-31-2020	9.87	0.23[7]	0.89	1.12	(0.28)	(0.67)	(0.95)	10.04	11.82	0.28	—	2.39[7]	28,864	37
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	42

Financial highlights continued
Multimanager 2020 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2025[6]	8.53	0.17[7]	(0.02)	0.15	(0.29)	(0.02)	(0.31)	8.37	1.91[8]	0.39[9]	0.05[9]	3.37[7,9]	211,537	10
08-31-2024	7.79	0.28[7]	0.75	1.03	(0.29)	—[10]	(0.29)	8.53	13.47	0.39	0.05	3.48[7]	245,159	19
08-31-2023	8.50	0.24[7]	0.13	0.37	(0.25)	(0.83)	(1.08)	7.79	5.20	0.39	0.05	3.06[7]	283,344	19
08-31-2022	10.90	0.26[7]	(1.50)	(1.24)	(0.26)	(0.90)	(1.16)	8.50	(12.84)	0.35	0.05	2.69[7]	330,749	38
08-31-2021	10.06	0.23[7]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.90	16.69	0.33	0.05	2.19[7]	471,564	29
08-31-2020	9.89	0.23[7]	0.88	1.11	(0.27)	(0.67)	(0.94)	10.06	11.75	0.31	0.05	2.37[7]	508,214	37

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-25. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005, $0.01 and $0.01 per share and 0.03%, 0.03%, 0.02%, 0.04%, 0.07% and 0.09%, for the periods ended 2-28-25, 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
[8] Not annualized.
[9] Annualized.
[10] Less than $0.005 per share.
[11] Less than 0.005%.
43	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2025[6]	7.85	0.15[7]	(0.01)	0.14	(0.26)	(0.01)	(0.27)	7.72	1.87[8]	0.84[9]	0.41[9]	3.27[7,9]	74,841	12
08-31-2024	7.24	0.25[7]	0.61	0.86	(0.25)	—[10]	(0.25)	7.85	12.15	0.85	0.42	3.34[7]	77,344	19
08-31-2023	7.84	0.21[7]	0.09	0.30	(0.22)	(0.68)	(0.90)	7.24	4.55	0.83	0.42	2.93[7]	77,802	17
08-31-2022	9.73	0.22[7]	(1.27)	(1.05)	(0.22)	(0.62)	(0.84)	7.84	(11.87)	0.78	0.42	2.56[7]	85,355	36
08-31-2021	9.15	0.19[7]	1.08	1.27	(0.18)	(0.51)	(0.69)	9.73	14.43	0.75	0.42	2.00[7]	109,061	27
08-31-2020	9.12	0.18[7]	0.66	0.84	(0.23)	(0.58)	(0.81)	9.15	9.64	0.76	0.43	2.06[7]	97,644	41
Class I
02-28-2025[6]	7.85	0.16[7]	(0.02)	0.14	(0.28)	(0.01)	(0.29)	7.70	1.91[8]	0.54[9]	0.11[9]	3.57[7,9]	132	12
08-31-2024	7.24	0.26[7]	0.62	0.88	(0.27)	—[10]	(0.27)	7.85	12.47	0.55	0.12	3.50[7]	149	19
08-31-2023	7.84	0.23[7]	0.10	0.33	(0.25)	(0.68)	(0.93)	7.24	4.92	0.53	0.11	3.13[7]	703	17
08-31-2022	9.74	0.24[7]	(1.29)	(1.05)	(0.24)	(0.61)	(0.85)	7.84	(11.69)	0.48	0.12	2.81[7]	1,399	36
08-31-2021	9.16	0.22[7]	1.07	1.29	(0.20)	(0.51)	(0.71)	9.74	14.73	0.45	0.12	2.31[7]	863	27
08-31-2020	9.13	0.21[7]	0.66	0.87	(0.26)	(0.58)	(0.84)	9.16	9.97	0.46	0.13	2.38[7]	823	41
Class R2
02-28-2025[6]	7.79	0.15[7]	(0.02)	0.13	(0.25)	(0.01)	(0.26)	7.66	1.80[8]	0.93[9]	0.50[9]	3.19[7,9]	433	12
08-31-2024	7.18	0.24[7]	0.62	0.86	(0.25)	—[10]	(0.25)	7.79	12.16	0.94	0.51	3.28[7]	469	19
08-31-2023	7.78	0.21[7]	0.08	0.29	(0.21)	(0.68)	(0.89)	7.18	4.47	0.92	0.51	2.88[7]	493	17
08-31-2022	9.67	0.20[7]	(1.26)	(1.06)	(0.21)	(0.62)	(0.83)	7.78	(12.03)	0.87	0.51	2.19[7]	621	36
08-31-2021	9.09	0.19[7]	1.07	1.26	(0.17)	(0.51)	(0.68)	9.67	14.45	0.80	0.46	2.00[7]	2,331	27
08-31-2020	9.07	0.12[7]	0.71	0.83	(0.23)	(0.58)	(0.81)	9.09	9.52	0.84	0.51	1.39[7]	164	41
Class R4
02-28-2025[6]	7.87	0.16[7]	(0.02)	0.14	(0.28)	(0.01)	(0.29)	7.72	1.90[8]	0.68[9]	0.16[9]	3.55[7,9]	19	12
08-31-2024	7.25	0.27[7]	0.62	0.89	(0.27)	—[10]	(0.27)	7.87	12.58	0.69	0.15	3.61[7]	19	19
08-31-2023	7.85	0.24[7]	0.08	0.32	(0.24)	(0.68)	(0.92)	7.25	4.79	0.67	0.16	3.23[7]	18	17
08-31-2022	9.75	0.25[7]	(1.28)	(1.03)	(0.25)	(0.62)	(0.87)	7.85	(11.65)	0.63	0.16	2.85[7]	8	36
08-31-2021	9.12	0.21[7]	1.12	1.33	(0.19)	(0.51)	(0.70)	9.75	15.27	0.67	0.23	2.21[7]	10	27
08-31-2020	9.09	0.19[7]	0.67	0.86	(0.25)	(0.58)	(0.83)	9.12	9.85	0.70	0.27	2.22[7]	12	41
Class R5
02-28-2025[6]	7.84	0.18[7]	(0.03)	0.15	(0.29)	(0.01)	(0.30)	7.69	1.97[8]	0.48[9]	0.05[9]	3.92[7,9]	45	12
08-31-2024	7.23	0.27[7]	0.62	0.89	(0.28)	—[10]	(0.28)	7.84	12.55	0.49	0.06	3.64[7]	530	19
08-31-2023	7.83	0.24[7]	0.09	0.33	(0.25)	(0.68)	(0.93)	7.23	4.98	0.47	0.06	3.27[7]	487	17
08-31-2022	9.73	0.24[7]	(1.27)	(1.03)	(0.25)	(0.62)	(0.87)	7.83	(11.66)	0.42	0.06	2.82[7]	516	36
08-31-2021	9.15	0.22[7]	1.08	1.30	(0.21)	(0.51)	(0.72)	9.73	14.80	0.40	0.06	2.29[7]	262	27
08-31-2020	9.12	0.22[7]	0.66	0.88	(0.27)	(0.58)	(0.85)	9.15	10.06	0.39	0.06	2.52[7]	322	41
Class R6
02-28-2025[6]	7.86	0.17[7]	(0.02)	0.15	(0.29)	(0.01)	(0.30)	7.71	2.02[8]	0.43[9]	—[9,11]	3.67[7,9]	10,059	12
08-31-2024	7.24	0.28[7]	0.62	0.90	(0.28)	—[10]	(0.28)	7.86	12.73	0.44	0.01	3.80[7]	7,816	19
08-31-2023	7.85	0.24[7]	0.08	0.32	(0.25)	(0.68)	(0.93)	7.24	4.89	0.42	0.01	3.35[7]	10,008	17
08-31-2022	9.74	0.26[7]	(1.28)	(1.02)	(0.25)	(0.62)	(0.87)	7.85	(11.49)	0.37	0.01	2.98[7]	9,685	36
08-31-2021	9.16	0.23[7]	1.07	1.30	(0.21)	(0.51)	(0.72)	9.74	14.86	0.35	0.01	2.43[7]	12,107	27
08-31-2020	9.12	0.22[7]	0.67	0.89	(0.27)	(0.58)	(0.85)	9.16	10.24	0.34	—	2.52[7]	11,162	41
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	44

Financial highlights continued
Multimanager 2015 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2025[6]	7.85	0.16[7]	(0.01)	0.15	(0.29)	(0.01)	(0.30)	7.70	1.98[8]	0.47[9]	0.05[9]	3.60[7,9]	71,564	12
08-31-2024	7.24	0.27[7]	0.62	0.89	(0.28)	—[10]	(0.28)	7.85	12.55	0.48	0.05	3.72[7]	76,553	19
08-31-2023	7.84	0.24[7]	0.09	0.33	(0.25)	(0.68)	(0.93)	7.24	4.98	0.47	0.05	3.30[7]	85,981	17
08-31-2022	9.73	0.26[7]	(1.29)	(1.03)	(0.25)	(0.61)	(0.86)	7.84	(11.53)	0.42	0.05	2.94[7]	99,848	36
08-31-2021	9.16	0.22[7]	1.07	1.29	(0.21)	(0.51)	(0.72)	9.73	14.69	0.39	0.05	2.39[7]	138,822	27
08-31-2020	9.12	0.22[7]	0.67	0.89	(0.27)	(0.58)	(0.85)	9.16	10.19	0.38	0.05	2.48[7]	156,575	41

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-25. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005, $0.01 and $0.01 per share and 0.02%, 0.03%, 0.02%, 0.04%, 0.07% and 0.09%, for the periods ended 2-28-25, 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
[8] Not annualized.
[9] Annualized.
[10] Less than $0.005 per share.
[11] Less than 0.005%.
45	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2025[6]	7.89	0.16[7]	(0.02)	0.14	(0.29)	(0.01)	(0.30)	7.73	1.82[8]	0.88[9]	0.41[9]	3.51[7,9]	37,786	11
08-31-2024	7.36	0.27[7]	0.54	0.81	(0.28)	—[10]	(0.28)	7.89	11.21	0.90	0.42	3.59[7]	39,158	24
08-31-2023	7.78	0.23[7]	0.07	0.30	(0.24)	(0.48)	(0.72)	7.36	4.37	0.88	0.42	3.18[7]	39,826	25
08-31-2022	9.41	0.24[7]	(1.16)	(0.92)	(0.22)	(0.49)	(0.71)	7.78	(10.62)	0.83	0.42	2.79[7]	42,560	39
08-31-2021	8.93	0.20[7]	0.89	1.09	(0.19)	(0.42)	(0.61)	9.41	12.62	0.80	0.42	2.16[7]	52,276	34
08-31-2020	8.86	0.19[7]	0.54	0.73	(0.23)	(0.43)	(0.66)	8.93	8.50	0.81	0.43	2.18[7]	45,532	46
Class I
02-28-2025[6]	7.90	0.17[7]	(0.03)	0.14	(0.31)	(0.01)	(0.32)	7.72	1.87[8]	0.58[9]	0.11[9]	3.78[7,9]	39	11
08-31-2024	7.35	0.30[7]	0.55	0.85	(0.30)	—[10]	(0.30)	7.90	11.82	0.61	0.12	3.96[7]	40	24
08-31-2023	7.79	0.26[7]	0.04	0.30	(0.26)	(0.48)	(0.74)	7.35	4.45	0.57	0.11	3.49[7]	279	25
08-31-2022	9.41	0.26[7]	(1.14)	(0.88)	(0.25)	(0.49)	(0.74)	7.79	(10.24)	0.53	0.12	3.06[7]	515	39
08-31-2021	8.93	0.22[7]	0.89	1.11	(0.21)	(0.42)	(0.63)	9.41	12.93	0.50	0.12	2.46[7]	452	34
08-31-2020	8.87	0.20[7]	0.54	0.74	(0.25)	(0.43)	(0.68)	8.93	8.70	0.51	0.13	2.34[7]	503	46
Class R2
02-28-2025[6]	7.88	0.16[7]	(0.03)	0.13	(0.28)	(0.01)	(0.29)	7.72	1.73[8]	0.97[9]	0.50[9]	3.45[7,9]	157	11
08-31-2024	7.34	0.24[7]	0.57	0.81	(0.27)	—[10]	(0.27)	7.88	11.28	0.97	0.49	3.22[7]	488	24
08-31-2023	7.77	0.23[7]	0.05	0.28	(0.23)	(0.48)	(0.71)	7.34	4.13	0.96	0.50	3.15[7]	132	25
08-31-2022	9.39	0.23[7]	(1.15)	(0.92)	(0.21)	(0.49)	(0.70)	7.77	(10.59)	0.91	0.50	2.71[7]	553	39
08-31-2021	8.91	0.19[7]	0.89	1.08	(0.18)	(0.42)	(0.60)	9.39	12.60	0.84	0.45	2.13[7]	568	34
08-31-2020	8.85	0.18[7]	0.53	0.71	(0.22)	(0.43)	(0.65)	8.91	8.31	0.90	0.51	2.10[7]	359	46
Class R6
02-28-2025[6]	7.91	0.17[7]	(0.02)	0.15	(0.32)	(0.01)	(0.33)	7.73	1.98[8]	0.47[9]	—[9,11]	3.95[7,9]	8,428	11
08-31-2024	7.37	0.30[7]	0.55	0.85	(0.31)	—[10]	(0.31)	7.91	11.77	0.49	0.01	4.04[7]	8,675	24
08-31-2023	7.80	0.26[7]	0.06	0.32	(0.27)	(0.48)	(0.75)	7.37	4.69	0.47	0.01	3.57[7]	10,420	25
08-31-2022	9.43	0.28[7]	(1.16)	(0.88)	(0.26)	(0.49)	(0.75)	7.80	(10.22)	0.42	0.01	3.21[7]	10,168	39
08-31-2021	8.94	0.23[7]	0.90	1.13	(0.22)	(0.42)	(0.64)	9.43	13.17	0.40	0.01	2.57[7]	10,913	34
08-31-2020	8.88	0.22[7]	0.53	0.75	(0.26)	(0.43)	(0.69)	8.94	8.83	0.40	—	2.59[7]	8,496	46
Class 1
02-28-2025[6]	7.91	0.17[7]	(0.03)	0.14	(0.31)	(0.01)	(0.32)	7.73	2.07[8]	0.52[9]	0.05[9]	3.85[7,9]	65,526	11
08-31-2024	7.36	0.30[7]	0.55	0.85	(0.30)	—[10]	(0.30)	7.91	11.74	0.54	0.05	3.96[7]	73,487	24
08-31-2023	7.79	0.26[7]	0.06	0.32	(0.27)	(0.48)	(0.75)	7.36	4.64	0.51	0.05	3.55[7]	78,429	25
08-31-2022	9.42	0.27[7]	(1.16)	(0.89)	(0.25)	(0.49)	(0.74)	7.79	(10.27)	0.46	0.05	3.17[7]	87,991	39
08-31-2021	8.94	0.23[7]	0.89	1.12	(0.22)	(0.42)	(0.64)	9.42	13.00	0.44	0.05	2.55[7]	113,965	34
08-31-2020	8.87	0.22[7]	0.54	0.76	(0.26)	(0.43)	(0.69)	8.94	8.90	0.44	0.05	2.56[7]	118,858	46

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-25. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005, $0.01, and $0.01 per share and 0.03%, 0.03%, 0.03%, 0.05%, 0.08% and 0.09%, for the periods ended 2-28-25, 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
[8] Not annualized.
[9] Annualized.
[10] Less than $0.005 per share.
[11] Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	46

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, twelve of which are presented in this report (collectively, Multimanager Lifetime Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio is to seek high total return through the portfolio’s target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
47	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

The following is a summary of the values by input classification of the portfolios’ investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$104,879,733	$104,879,733	—	—
Unaffiliated investment companies	6,146,200	6,146,200	—	—
Common stocks	689	—	—	$689
U.S. Government and Agency obligations	1,079,571	—	$1,079,571	—
Short-term investments	716,481	716,481	—	—
Total investments in securities	$112,822,674	$111,742,414	$1,079,571	$689

Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$285,198,409	$285,198,409	—	—
Unaffiliated investment companies	16,773,155	16,773,155	—	—
Common stocks	7,568	—	—	$7,568
U.S. Government and Agency obligations	3,424,747	—	$3,424,747	—
Short-term investments	2,036,999	2,036,999	—	—
Total investments in securities	$307,440,878	$304,008,563	$3,424,747	$7,568

Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$390,350,512	$390,350,512	—	—
Unaffiliated investment companies	22,852,098	22,852,098	—	—
Common stocks	14,797	—	—	$14,797
U.S. Government and Agency obligations	4,801,259	—	$4,801,259	—
Short-term investments	2,608,015	2,608,015	—	—
Total investments in securities	$420,626,681	$415,810,625	$4,801,259	$14,797

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$565,829,519	$565,829,519	—	—
Unaffiliated investment companies	33,209,171	33,209,171	—	—
Common stocks	26,572	—	—	$26,572
U.S. Government and Agency obligations	6,921,450	—	$6,921,450	—
Short-term investments	3,436,739	3,436,739	—	—
Total investments in securities	$609,423,451	$602,475,429	$6,921,450	$26,572

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$834,663,514	$834,663,514	—	—
Unaffiliated investment companies	45,547,258	45,547,258	—	—
Common stocks	45,640	—	—	$45,640
U.S. Government and Agency obligations	17,796,374	—	$17,796,374	—
Short-term investments	5,300,821	5,300,821	—	—
Total investments in securities	$903,353,607	$885,511,593	$17,796,374	$45,640

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	48

	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2040 Lifetime Portfolio (continued)
Affiliated investment companies	$857,087,289	$857,087,289	—	—
Unaffiliated investment companies	42,735,602	42,735,602	—	—
Common stocks	48,159	—	—	$48,159
U.S. Government and Agency obligations	24,039,787	—	$24,039,787	—
Short-term investments	4,293,113	4,293,113	—	—
Total investments in securities	$928,203,950	$904,116,004	$24,039,787	$48,159

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$989,841,382	$989,841,382	—	—
Unaffiliated investment companies	43,532,033	43,532,033	—	—
Common stocks	50,871	—	—	$50,871
U.S. Government and Agency obligations	34,404,221	—	$34,404,221	—
Short-term investments	3,473,429	3,473,429	—	—
Total investments in securities	$1,071,301,936	$1,036,846,844	$34,404,221	$50,871

Multimanager 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$996,546,654	$996,546,654	—	—
Unaffiliated investment companies	37,546,620	37,546,620	—	—
Common stocks	54,083	—	—	$54,083
U.S. Government and Agency obligations	55,290,105	—	$55,290,105	—
Short-term investments	3,346,439	3,346,439	—	—
Total investments in securities	$1,092,783,901	$1,037,439,713	$55,290,105	$54,083

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$676,864,734	$676,864,734	—	—
Unaffiliated investment companies	18,475,248	18,475,248	—	—
Common stocks	39,502	—	—	$39,502
U.S. Government and Agency obligations	47,195,030	—	$47,195,030	—
Short-term investments	2,430,316	2,430,316	—	—
Total investments in securities	$745,004,830	$697,770,298	$47,195,030	$39,502

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$349,519,036	$349,519,036	—	—
Unaffiliated investment companies	7,312,374	7,312,374	—	—
Common stocks	17,980	—	—	$17,980
U.S. Government and Agency obligations	28,971,165	—	$28,971,165	—
Short-term investments	662,986	662,986	—	—
Total investments in securities	$386,483,541	$357,494,396	$28,971,165	$17,980

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
49	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2015 Lifetime Portfolio (continued)
Affiliated investment companies	$141,242,977	$141,242,977	—	—
Unaffiliated investment companies	2,988,815	2,988,815	—	—
Common stocks	5,424	—	—	$5,424
U.S. Government and Agency obligations	12,776,974	—	$12,776,974	—
Short-term investments	9,930	9,930	—	—
Total investments in securities	$157,024,120	$144,241,722	$12,776,974	$5,424

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$99,583,306	$99,583,306	—	—
Unaffiliated investment companies	1,644,268	1,644,268	—	—
Common stocks	2,907	—	—	$2,907
U.S. Government and Agency obligations	10,438,919	—	$10,438,919	—
Short-term investments	205,963	205,963	—	—
Total investments in securities	$111,875,363	$101,433,537	$10,438,919	$2,907
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2025, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended February 28, 2025 were as follows:
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	50

Portfolio	Commitment fee
Multimanager 2065 Lifetime Portfolio	$260
Multimanager 2060 Lifetime Portfolio	826
Multimanager 2055 Lifetime Portfolio	1,161
Multimanager 2050 Lifetime Portfolio	1,683
Multimanager 2045 Lifetime Portfolio	2,536
Multimanager 2040 Lifetime Portfolio	2,627
Multimanager 2035 Lifetime Portfolio	3,043
Multimanager 2030 Lifetime Portfolio	3,205
Multimanager 2025 Lifetime Portfolio	2,316
Multimanager 2020 Lifetime Portfolio	1,221
Multimanager 2015 Lifetime Portfolio	455
Multimanager 2010 Lifetime Portfolio	342
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2024:
	No Expiration Date
Portfolio	Short Term	Long Term
Multimanager 2030 Lifetime Portfolio	$1,417,119	$10,360,997
Multimanager 2025 Lifetime Portfolio	4,391,600	5,791,989
Multimanager 2020 Lifetime Portfolio	1,373,440	5,799,374
Multimanager 2015 Lifetime Portfolio	454,743	1,034,987
Multimanager 2010 Lifetime Portfolio	228,811	1,501,846
As of August 31, 2024, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2025, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager 2065 Lifetime Portfolio	$107,660,325	$5,719,113	$(556,764)	$5,162,349
Multimanager 2060 Lifetime Portfolio	285,827,212	22,703,206	(1,089,540)	21,613,666
Multimanager 2055 Lifetime Portfolio	388,321,696	33,871,106	(1,566,121)	32,304,985
Multimanager 2050 Lifetime Portfolio	558,672,671	52,998,265	(2,247,485)	50,750,780
Multimanager 2045 Lifetime Portfolio	787,531,768	119,758,885	(3,937,046)	115,821,839
Multimanager 2040 Lifetime Portfolio	821,516,457	111,744,576	(5,057,083)	106,687,493
Multimanager 2035 Lifetime Portfolio	967,071,351	113,979,008	(9,748,423)	104,230,585
Multimanager 2030 Lifetime Portfolio	1,004,572,531	103,057,256	(14,845,886)	88,211,370
Multimanager 2025 Lifetime Portfolio	712,977,871	44,668,094	(12,641,135)	32,026,959
Multimanager 2020 Lifetime Portfolio	379,530,239	15,599,370	(8,646,068)	6,953,302
Multimanager 2015 Lifetime Portfolio	154,875,299	6,081,947	(3,933,126)	2,148,821
Multimanager 2010 Lifetime Portfolio	112,542,861	1,293,307	(1,960,805)	(667,498)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
51	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolios’ distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This expense limitation agreement expires on December 31, 2025, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2065 Lifetime Portfolio	0.58%
Multimanager 2060 Lifetime Portfolio	0.58%
Multimanager 2055 Lifetime Portfolio	0.59%
Multimanager 2050 Lifetime Portfolio	0.60%
Multimanager 2045 Lifetime Portfolio	0.58%
Multimanager 2040 Lifetime Portfolio	0.58%
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2035 Lifetime Portfolio	0.59%
Multimanager 2030 Lifetime Portfolio	0.57%
Multimanager 2025 Lifetime Portfolio	0.56%
Multimanager 2020 Lifetime Portfolio	0.54%
Multimanager 2015 Lifetime Portfolio	0.52%
Multimanager 2010 Lifetime Portfolio	0.50%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as Other income received from advisor in the Statements of operations.
Additionally, the Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average net assets and 0.50% of the portfolio’s average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	52

For the six months ended February 28, 2025, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Total
Multimanager 2065 Lifetime Portfolio	$3,196	$184	$96	$143	$1,012	$17,292	$186,803	$208,726
Multimanager 2060 Lifetime Portfolio	19,237	96	759	73	4,598	59,660	359,082	443,505
Multimanager 2055 Lifetime Portfolio	49,682	70	1,314	74	7,167	71,402	449,921	579,630
Multimanager 2050 Lifetime Portfolio	115,855	231	4,754	30	6,617	89,980	570,848	788,315
Multimanager 2045 Lifetime Portfolio	212,876	820	8,416	545	8,009	100,119	870,982	1,201,767
Multimanager 2040 Lifetime Portfolio	244,040	1,118	7,906	293	8,296	92,343	891,349	1,245,345
Multimanager 2035 Lifetime Portfolio	284,921	60	13,154	363	10,412	117,202	1,058,634	1,484,746
Multimanager 2030 Lifetime Portfolio	325,949	1,969	11,539	370	12,635	125,589	1,094,653	1,572,704
Multimanager 2025 Lifetime Portfolio	292,238	2,914	11,274	908	15,084	94,768	797,467	1,214,653
Multimanager 2020 Lifetime Portfolio	258,627	456	6,429	69	9,827	39,827	390,562	705,797
Multimanager 2015 Lifetime Portfolio	159,225	280	948	40	745	21,698	153,367	336,303
Multimanager 2010 Lifetime Portfolio	89,481	104	672	—	3,074	19,956	161,006	274,293
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager 2065 Lifetime Portfolio	0.00%
Multimanager 2060 Lifetime Portfolio	0.00%
Multimanager 2055 Lifetime Portfolio	0.00%
Multimanager 2050 Lifetime Portfolio	0.00%
Multimanager 2045 Lifetime Portfolio	0.00%
Multimanager 2040 Lifetime Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Multimanager 2035 Lifetime Portfolio	0.00%
Multimanager 2030 Lifetime Portfolio	0.00%
Multimanager 2025 Lifetime Portfolio	0.00%
Multimanager 2020 Lifetime Portfolio	0.00%
Multimanager 2015 Lifetime Portfolio	0.00%
Multimanager 2010 Lifetime Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.02% of each portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2025, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2025:
Portfolio	Class R4
Multimanager 2065 Lifetime Portfolio	$35
Multimanager 2060 Lifetime Portfolio	25
Multimanager 2055 Lifetime Portfolio	27
Multimanager 2050 Lifetime Portfolio	11
Multimanager 2045 Lifetime Portfolio	207
Multimanager 2040 Lifetime Portfolio	110
Portfolio	Class R4
Multimanager 2035 Lifetime Portfolio	$132
Multimanager 2030 Lifetime Portfolio	130
Multimanager 2025 Lifetime Portfolio	291
Multimanager 2020 Lifetime Portfolio	20
Multimanager 2015 Lifetime Portfolio	9
Multimanager 2010 Lifetime Portfolio	—

53	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 28, 2025:
	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Total sales charges	$1,854	$5,721	$2,542	$4,300	$6,366	$8,289	$7,822	$13,785	$2,987	$2,476	$762	$215
Retained for printing prospectus, advertising and sales literature	301	911	432	758	1,055	1,436	1,355	2,431	495	409	120	33
Sales commission to unrelated broker-dealers	1,553	4,810	2,110	3,542	5,311	6,853	6,467	11,354	2,492	2,067	642	182
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2025, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2025 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2065 Lifetime Portfolio	Class A	$2,365	$885
	Class I	—	53
	Class R2	75	1
	Class R4	91	1
	Class R5	128	10
	Class R6	—	172
	Class 1	23,038	—
	Total	$25,697	$1,122
Multimanager 2060 Lifetime Portfolio	Class A	$19,785	$7,414
	Class I	—	37
	Class R2	1,293	8
	Class R4	73	1
	Class R5	801	61
	Class R6	—	816
	Class 1	61,568	—
	Total	$83,520	$8,337
Multimanager 2055 Lifetime Portfolio	Class A	$54,506	$20,427
	Class I	—	27
	Class R2	2,486	17
	Class R4	70	1
	Class R5	1,324	102
	Class R6	—	1,039
	Class 1	82,318	—
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	54

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Total	$140,704	$21,613
Multimanager 2050 Lifetime Portfolio	Class A	$134,423	$50,376
	Class I	—	101
	Class R2	9,274	70
	Class R4	40	—
	Class R5	1,312	99
	Class R6	—	1,383
	Class 1	110,461	—
	Total	$255,510	$52,029
Multimanager 2045 Lifetime Portfolio	Class A	$242,849	$91,013
	Class I	—	351
	Class R2	16,170	123
	Class R4	723	8
	Class R5	1,542	119
	Class R6	—	1,506
	Class 1	165,708	—
	Total	$426,992	$93,120
Multimanager 2040 Lifetime Portfolio	Class A	$275,007	$103,069
	Class I	—	471
	Class R2	15,022	115
	Class R4	378	4
	Class R5	1,590	118
	Class R6	—	1,364
	Class 1	167,493	—
	Total	$459,490	$105,141
Multimanager 2035 Lifetime Portfolio	Class A	$311,016	$116,568
	Class I	—	24
	Class R2	23,883	185
	Class R4	397	5
	Class R5	1,961	140
	Class R6	—	1,682
	Class 1	192,664	—
	Total	$529,921	$118,604
Multimanager 2030 Lifetime Portfolio	Class A	$345,503	$129,503
	Class I	—	781
	Class R2	20,504	156
	Class R4	455	5
	Class R5	2,306	167
	Class R6	—	1,747
	Class 1	193,536	—
	Total	$562,304	$132,359
Multimanager 2025 Lifetime Portfolio	Class A	$281,864	$105,657
	Class I	—	1,052
	Class R2	17,931	144
	Class R4	1,019	11
	Class R5	2,457	193
	Class R6	—	1,191
	Class 1	128,387	—
	Total	$431,658	$108,248
55	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2020 Lifetime Portfolio	Class A	$226,806	$85,023
	Class I	—	151
	Class R2	9,597	70
	Class R4	70	—
	Class R5	1,448	108
	Class R6	—	458
	Class 1	57,150	—
	Total	$295,071	$85,810
Multimanager 2015 Lifetime Portfolio	Class A	$112,658	$42,230
	Class I	—	74
	Class R2	1,120	9
	Class R4	23	—
	Class R5	90	6
	Class R6	—	207
	Class 1	18,102	—
	Total	$131,993	$42,526
Multimanager 2010 Lifetime Portfolio	Class A	$57,002	$21,367
	Class I	—	25
	Class R2	728	5
	Class R5[1]	221	26
	Class R6	—	166
	Class 1	17,114	—
	Total	$75,065	$21,589

[1]	Class R5 shares were fully redeemed on January 2, 2025.
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:
Multimanager 2065 Lifetime Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	51,933	$699,191	97,902	$1,182,078
Distributions reinvested	3,801	49,603	1,878	21,987
Repurchased	(32,587)	(443,014)	(32,123)	(387,933)
Net increase	23,147	$305,780	67,657	$816,132
Class I shares
Sold	444	$6,001	4,245	$51,071
Distributions reinvested	237	3,086	255	2,984
Repurchased	(7,692)	(102,978)	(3,324)	(43,040)
Net increase (decrease)	(7,011)	$(93,891)	1,176	$11,015
Class R2 shares
Sold	133	$1,779	636	$7,892
Distributions reinvested	28	366	5	59
Repurchased	(5,004)	(70,083)	(6)	(71)
Net increase (decrease)	(4,843)	$(67,938)	635	$7,880
Class R4 shares
Sold	163	$2,209	191	$2,359
Distributions reinvested	10	132	1	11
Repurchased	(4)	(57)	(4)	(54)
Net increase	169	$2,284	188	$2,316
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	56

Multimanager 2065 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	12,788	$173,461	46,255	$594,976
Distributions reinvested	1,392	18,178	609	7,134
Repurchased	(30,374)	(397,974)	(5,884)	(75,004)
Net increase (decrease)	(16,194)	$(206,335)	40,980	$527,106
Class R6 shares
Sold	186,217	$2,520,499	299,906	$3,590,490
Distributions reinvested	24,375	318,343	15,746	184,387
Repurchased	(67,723)	(920,411)	(106,293)	(1,245,196)
Net increase	142,869	$1,918,431	209,359	$2,529,681
Class 1 shares
Sold	1,198,098	$16,270,461	2,475,313	$29,815,013
Distributions reinvested	255,459	3,333,743	195,775	2,292,529
Repurchased	(304,393)	(4,084,054)	(875,360)	(10,662,767)
Net increase	1,149,164	$15,520,150	1,795,728	$21,444,775
Total net increase	1,287,301	$17,378,481	2,115,723	$25,338,905

Multimanager 2060 Lifetime Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	148,569	$2,090,378	263,329	$3,334,856
Distributions reinvested	26,934	367,377	28,063	342,365
Repurchased	(138,360)	(1,943,854)	(198,194)	(2,492,248)
Net increase	37,143	$513,901	93,198	$1,184,973
Class I shares
Sold	1,714	$24,085	30,577	$380,422
Distributions reinvested	68	927	127	1,549
Repurchased	(4,273)	(62,549)	(28,590)	(373,496)
Net increase (decrease)	(2,491)	$(37,537)	2,114	$8,475
Class R2 shares
Sold	19,685	$280,035	17,692	$222,007
Distributions reinvested	805	10,981	2,565	31,268
Repurchased	(64,352)	(900,368)	(10,288)	(127,098)
Net increase (decrease)	(43,862)	$(609,352)	9,969	$126,177
Class R4 shares
Distributions reinvested	43	$595	48	$578
Repurchased	(3,928)	(57,456)	(158)	(1,895)
Net decrease	(3,885)	$(56,861)	(110)	$(1,317)
Class R5 shares
Sold	35,341	$499,804	124,017	$1,557,131
Distributions reinvested	7,514	102,647	6,837	83,480
Repurchased	(127,588)	(1,783,053)	(108,929)	(1,273,488)
Net increase (decrease)	(84,733)	$(1,180,602)	21,925	$367,123
Class R6 shares
Sold	629,631	$8,902,829	1,082,380	$13,540,813
Distributions reinvested	94,503	1,292,796	83,079	1,016,055
Repurchased	(338,019)	(4,800,770)	(592,707)	(7,240,502)
Net increase	386,115	$5,394,855	572,752	$7,316,366
57	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2060 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	769,611	$10,856,796	2,596,368	$32,492,620
Distributions reinvested	564,318	7,714,226	635,465	7,765,378
Repurchased	(1,340,887)	(18,895,331)	(2,588,765)	(33,282,576)
Net increase (decrease)	(6,958)	$(324,309)	643,068	$6,975,422
Total net increase	281,329	$3,700,095	1,342,916	$15,977,219

Multimanager 2055 Lifetime Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	276,110	$3,419,477	454,330	$4,971,885
Distributions reinvested	83,290	999,478	84,967	911,699
Repurchased	(298,517)	(3,686,102)	(556,103)	(6,063,314)
Net increase (decrease)	60,883	$732,853	(16,806)	$(179,730)
Class I shares
Sold	21,477	$268,093	72,209	$772,036
Distributions reinvested	112	1,348	859	9,236
Repurchased	(21,245)	(263,613)	(76,838)	(916,964)
Net increase (decrease)	344	$5,828	(3,770)	$(135,692)
Class R2 shares
Sold	12,916	$159,148	38,722	$431,472
Distributions reinvested	2,012	24,127	2,948	31,608
Repurchased	(71,013)	(872,397)	(12,874)	(136,500)
Net increase (decrease)	(56,085)	$(689,122)	28,796	$326,580
Class R4 shares
Sold	97	$1,206	175	$1,891
Distributions reinvested	12	140	6	67
Repurchased	(4)	(50)	(3)	(29)
Net increase	105	$1,296	178	$1,929
Class R5 shares
Sold	60,352	$751,372	119,869	$1,332,775
Distributions reinvested	15,250	183,613	12,856	138,330
Repurchased	(206,266)	(2,487,908)	(106,890)	(1,130,688)
Net increase (decrease)	(130,664)	$(1,552,923)	25,835	$340,417
Class R6 shares
Sold	760,142	$9,458,596	1,246,061	$13,647,438
Distributions reinvested	138,462	1,665,704	122,048	1,312,012
Repurchased	(485,146)	(6,035,178)	(1,111,110)	(11,710,111)
Net increase	413,458	$5,089,122	256,999	$3,249,339
Class 1 shares
Sold	960,926	$11,898,649	3,109,053	$34,203,675
Distributions reinvested	855,394	10,281,837	907,251	9,752,951
Repurchased	(2,506,128)	(31,020,457)	(4,434,138)	(49,851,037)
Net decrease	(689,808)	$(8,839,971)	(417,834)	$(5,894,411)
Total net decrease	(401,767)	$(5,252,917)	(126,602)	$(2,291,568)

| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	58

Multimanager 2050 Lifetime Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	440,352	$5,610,537	609,916	$7,049,070
Distributions reinvested	197,428	2,448,106	203,934	2,259,587
Repurchased	(445,628)	(5,692,847)	(1,047,644)	(12,053,905)
Net increase (decrease)	192,152	$2,365,796	(233,794)	$(2,745,248)
Class I shares
Sold	9,087	$115,258	100,747	$1,122,718
Distributions reinvested	396	4,915	825	9,160
Repurchased	(5,758)	(73,229)	(102,712)	(1,263,621)
Net increase (decrease)	3,725	$46,944	(1,140)	$(131,743)
Class R2 shares
Sold	22,944	$288,891	75,939	$869,988
Distributions reinvested	7,635	94,600	9,617	106,554
Repurchased	(93,511)	(1,190,906)	(100,121)	(1,158,344)
Net decrease	(62,932)	$(807,415)	(14,565)	$(181,802)
Class R4 shares
Sold	170	$2,159	10,184	$110,012
Distributions reinvested	55	679	2,755	30,520
Repurchased	(6)	(70)	(161,103)	(1,803,514)
Net increase (decrease)	219	$2,768	(148,164)	$(1,662,982)
Class R5 shares
Sold	38,991	$500,195	135,402	$1,530,333
Distributions reinvested	14,468	179,841	11,382	126,454
Repurchased	(189,689)	(2,358,225)	(142,234)	(1,494,342)
Net increase (decrease)	(136,230)	$(1,678,189)	4,550	$162,445
Class R6 shares
Sold	1,015,300	$13,032,113	1,209,182	$13,661,999
Distributions reinvested	174,182	2,166,821	158,095	1,756,439
Repurchased	(499,064)	(6,400,780)	(1,550,645)	(16,571,135)
Net increase (decrease)	690,418	$8,798,154	(183,368)	$(1,152,697)
Class 1 shares
Sold	1,547,283	$19,903,720	3,361,947	$38,009,642
Distributions reinvested	1,108,705	13,759,027	1,239,774	13,749,098
Repurchased	(3,940,281)	(50,218,696)	(7,220,037)	(83,927,303)
Net decrease	(1,284,293)	$(16,555,949)	(2,618,316)	$(32,168,563)
Total net decrease	(596,941)	$(7,827,891)	(3,194,797)	$(37,880,590)

Multimanager 2045 Lifetime Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	593,200	$6,335,585	818,703	$7,843,080
Distributions reinvested	456,555	4,752,733	471,203	4,429,308
Repurchased	(767,467)	(8,248,868)	(1,922,074)	(18,625,866)
Net increase (decrease)	282,288	$2,839,450	(632,168)	$(6,353,478)
59	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2045 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class I shares
Sold	7,602	$81,608	72,684	$703,283
Distributions reinvested	1,876	19,718	1,952	18,506
Repurchased	(3,862)	(41,964)	(61,559)	(648,119)
Net increase	5,616	$59,362	13,077	$73,670
Class R2 shares
Sold	24,667	$268,276	85,869	$833,393
Distributions reinvested	17,511	183,516	20,007	189,269
Repurchased	(141,777)	(1,530,884)	(106,950)	(1,047,304)
Net decrease	(99,599)	$(1,079,092)	(1,074)	$(24,642)
Class R4 shares
Sold	2,434	$26,366	4,410	$42,607
Distributions reinvested	1,258	13,146	1,141	10,774
Repurchased	(2,249)	(23,552)	(58)	(551)
Net increase	1,443	$15,960	5,493	$52,830
Class R5 shares
Sold	78,225	$845,411	111,931	$1,085,599
Distributions reinvested	20,518	216,463	19,055	181,401
Repurchased	(210,558)	(2,243,049)	(189,516)	(1,780,402)
Net decrease	(111,815)	$(1,181,175)	(58,530)	$(513,402)
Class R6 shares
Sold	913,901	$9,959,506	1,669,820	$15,946,777
Distributions reinvested	235,231	2,472,280	229,833	2,181,111
Repurchased	(903,804)	(9,861,534)	(2,914,242)	(26,575,538)
Net increase (decrease)	245,328	$2,570,252	(1,014,589)	$(8,447,650)
Class 1 shares
Sold	1,329,246	$14,552,045	3,716,518	$36,048,126
Distributions reinvested	2,098,061	22,071,604	2,309,301	21,938,361
Repurchased	(5,611,056)	(60,794,811)	(12,278,096)	(121,074,310)
Net decrease	(2,183,749)	$(24,171,162)	(6,252,277)	$(63,087,823)
Total net decrease	(1,860,488)	$(20,946,405)	(7,940,068)	$(78,300,495)

Multimanager 2040 Lifetime Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	627,380	$6,788,468	910,921	$8,937,244
Distributions reinvested	475,573	4,984,000	476,786	4,558,074
Repurchased	(910,124)	(9,834,047)	(2,031,429)	(19,605,224)
Net increase (decrease)	192,829	$1,938,421	(643,722)	$(6,109,906)
Class I shares
Sold	7,850	$85,725	62,039	$619,807
Distributions reinvested	2,254	23,848	1,975	19,057
Repurchased	(500)	(5,414)	(45,999)	(488,170)
Net increase	9,604	$104,159	18,015	$150,694
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	60

Multimanager 2040 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	25,691	$279,643	103,341	$1,026,387
Distributions reinvested	15,146	159,338	15,593	149,852
Repurchased	(138,264)	(1,500,786)	(65,718)	(656,703)
Net increase (decrease)	(97,427)	$(1,061,805)	53,216	$519,536
Class R4 shares
Sold	1,175	$12,734	11,260	$107,582
Distributions reinvested	597	6,253	1,733	16,588
Repurchased	(3,496)	(37,963)	(44,125)	(443,981)
Net decrease	(1,724)	$(18,976)	(31,132)	$(319,811)
Class R5 shares
Sold	78,813	$864,947	215,448	$2,123,657
Distributions reinvested	22,008	233,070	21,378	206,516
Repurchased	(458,362)	(4,869,959)	(226,113)	(2,226,586)
Net increase (decrease)	(357,541)	$(3,771,942)	10,713	$103,587
Class R6 shares
Sold	980,549	$10,661,179	1,426,133	$13,818,214
Distributions reinvested	199,262	2,102,217	207,823	1,999,260
Repurchased	(1,268,160)	(13,788,911)	(3,510,221)	(32,020,053)
Net decrease	(88,349)	$(1,025,515)	(1,876,265)	$(16,202,579)
Class 1 shares
Sold	1,710,858	$18,737,460	3,678,095	$35,790,177
Distributions reinvested	1,944,156	20,549,730	2,144,414	20,672,149
Repurchased	(5,756,672)	(62,803,769)	(12,937,890)	(128,800,679)
Net decrease	(2,101,658)	$(23,516,579)	(7,115,381)	$(72,338,353)
Total net decrease	(2,444,266)	$(27,352,237)	(9,584,556)	$(94,196,832)

Multimanager 2035 Lifetime Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	654,693	$6,821,798	1,197,853	$11,505,314
Distributions reinvested	515,569	5,222,712	507,968	4,764,740
Repurchased	(1,165,753)	(12,149,697)	(2,683,903)	(25,619,131)
Net increase (decrease)	4,509	$(105,187)	(978,082)	$(9,349,077)
Class I shares
Sold	11,858	$124,647	169,248	$1,555,693
Distributions reinvested	102	1,041	713	6,715
Repurchased	(7,471)	(79,303)	(176,683)	(1,685,251)
Net increase (decrease)	4,489	$46,385	(6,722)	$(122,843)
Class R2 shares
Sold	32,700	$345,169	127,297	$1,231,489
Distributions reinvested	22,954	234,360	23,542	222,474
Repurchased	(149,384)	(1,572,228)	(165,766)	(1,546,197)
Net decrease	(93,730)	$(992,699)	(14,927)	$(92,234)
61	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2035 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	1,055	$11,143	1,631	$15,676
Distributions reinvested	715	7,300	620	5,861
Repurchased	(454)	(4,928)	(46)	(446)
Net increase	1,316	$13,515	2,205	$21,091
Class R5 shares
Sold	51,281	$543,993	174,926	$1,693,821
Distributions reinvested	25,355	259,381	25,352	240,087
Repurchased	(742,304)	(7,644,433)	(336,298)	(3,071,876)
Net decrease	(665,668)	$(6,841,059)	(136,020)	$(1,137,968)
Class R6 shares
Sold	1,149,527	$12,195,612	1,550,078	$14,663,766
Distributions reinvested	243,713	2,490,749	239,847	2,266,550
Repurchased	(956,384)	(10,084,099)	(3,692,938)	(33,578,296)
Net increase (decrease)	436,856	$4,602,262	(1,903,013)	$(16,647,980)
Class 1 shares
Sold	2,169,775	$22,992,872	3,685,299	$35,129,855
Distributions reinvested	2,188,433	22,387,667	2,315,789	21,930,521
Repurchased	(6,621,823)	(69,856,736)	(14,512,130)	(141,401,619)
Net decrease	(2,263,615)	$(24,476,197)	(8,511,042)	$(84,341,243)
Total net decrease	(2,575,843)	$(27,752,980)	(11,547,601)	$(111,670,254)

Multimanager 2030 Lifetime Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	691,800	$6,963,512	983,068	$9,052,720
Distributions reinvested	585,687	5,722,160	678,531	6,228,912
Repurchased	(1,660,371)	(16,754,975)	(3,612,385)	(33,514,233)
Net decrease	(382,884)	$(4,069,303)	(1,950,786)	$(18,232,601)
Class I shares
Sold	58,614	$585,316	63,753	$578,951
Distributions reinvested	3,753	36,481	4,809	43,957
Repurchased	(18,477)	(187,425)	(92,167)	(872,747)
Net increase (decrease)	43,890	$434,372	(23,605)	$(249,839)
Class R2 shares
Sold	52,787	$525,776	106,473	$975,046
Distributions reinvested	20,342	196,503	29,135	264,838
Repurchased	(182,477)	(1,833,616)	(256,702)	(2,410,709)
Net decrease	(109,348)	$(1,111,337)	(121,094)	$(1,170,825)
Class R4 shares
Sold	562	$5,627	13,234	$117,947
Distributions reinvested	730	7,070	3,300	30,063
Repurchased	(180)	(1,780)	(94,130)	(890,610)
Net increase (decrease)	1,112	$10,917	(77,596)	$(742,600)
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	62

Multimanager 2030 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	65,176	$655,750	284,826	$2,650,497
Distributions reinvested	31,711	307,601	33,929	309,429
Repurchased	(783,880)	(7,668,999)	(379,335)	(3,413,812)
Net decrease	(686,993)	$(6,705,648)	(60,580)	$(453,886)
Class R6 shares
Sold	1,559,024	$15,706,945	2,170,439	$19,700,087
Distributions reinvested	253,971	2,463,521	289,118	2,636,756
Repurchased	(1,381,231)	(13,828,428)	(4,726,996)	(41,665,863)
Net increase (decrease)	431,764	$4,342,038	(2,267,439)	$(19,329,020)
Class 1 shares
Sold	1,723,470	$17,376,540	3,163,925	$29,038,487
Distributions reinvested	2,306,781	22,398,840	2,828,367	25,822,991
Repurchased	(9,609,484)	(96,082,974)	(17,639,082)	(164,549,657)
Net decrease	(5,579,233)	$(56,307,594)	(11,646,790)	$(109,688,179)
Total net decrease	(6,281,692)	$(63,406,555)	(16,147,890)	$(149,866,950)

Multimanager 2025 Lifetime Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	574,510	$5,389,684	902,038	$7,861,741
Distributions reinvested	631,545	5,726,210	736,861	6,425,425
Repurchased	(1,839,714)	(17,215,054)	(4,065,935)	(35,732,223)
Net decrease	(633,659)	$(6,099,160)	(2,427,036)	$(21,445,057)
Class I shares
Sold	24,241	$225,627	108,026	$934,162
Distributions reinvested	6,940	62,533	8,931	77,435
Repurchased	(16,744)	(157,718)	(106,561)	(967,091)
Net increase	14,437	$130,442	10,396	$44,506
Class R2 shares
Sold	24,139	$224,442	240,607	$2,187,000
Distributions reinvested	24,646	221,319	27,445	237,128
Repurchased	(191,173)	(1,776,878)	(336,893)	(2,920,286)
Net decrease	(142,388)	$(1,331,117)	(68,841)	$(496,158)
Class R4 shares
Sold	4,582	$42,786	4,752	$41,604
Distributions reinvested	2,093	18,882	2,001	17,372
Repurchased	(2,802)	(26,848)	(27,204)	(230,213)
Net increase (decrease)	3,873	$34,820	(20,451)	$(171,237)
Class R5 shares
Sold	477,892	$4,523,247	255,678	$2,262,643
Distributions reinvested	40,678	366,103	32,710	282,941
Repurchased	(712,294)	(6,530,835)	(431,496)	(3,635,776)
Net decrease	(193,724)	$(1,641,485)	(143,108)	$(1,090,192)
63	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2025 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	639,570	$5,978,600	1,251,479	$10,871,373
Distributions reinvested	220,200	1,977,400	245,114	2,117,786
Repurchased	(931,454)	(8,687,085)	(3,055,536)	(25,680,003)
Net decrease	(71,684)	$(731,085)	(1,558,943)	$(12,690,844)
Class 1 shares
Sold	1,410,828	$13,265,635	1,544,345	$13,194,818
Distributions reinvested	1,962,314	17,660,824	2,675,447	23,169,372
Repurchased	(10,490,019)	(97,739,864)	(19,731,124)	(173,682,436)
Net decrease	(7,116,877)	$(66,813,405)	(15,511,332)	$(137,318,246)
Total net decrease	(8,140,022)	$(76,450,990)	(19,719,315)	$(173,167,228)

Multimanager 2020 Lifetime Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	70,441	$600,088	283,380	$2,265,529
Distributions reinvested	606,228	4,958,941	640,897	5,088,723
Repurchased	(1,603,983)	(13,549,549)	(3,231,103)	(25,661,046)
Net decrease	(927,314)	$(7,990,520)	(2,306,826)	$(18,306,794)
Class I shares
Sold	7,343	$63,570	155,360	$1,237,253
Distributions reinvested	624	5,109	1,717	13,646
Repurchased	(13,444)	(114,915)	(241,676)	(1,929,645)
Net decrease	(5,477)	$(46,236)	(84,599)	$(678,746)
Class R2 shares
Sold	20,318	$169,894	95,529	$763,308
Distributions reinvested	13,680	111,216	17,349	136,887
Repurchased	(222,086)	(1,893,913)	(51,856)	(411,392)
Net increase (decrease)	(188,088)	$(1,612,803)	61,022	$488,803
Class R4 shares
Sold	748	$6,295	9,486	$74,221
Distributions reinvested	174	1,416	1,733	13,658
Repurchased	(4,377)	(36,852)	(46,670)	(376,354)
Net decrease	(3,455)	$(29,141)	(35,451)	$(288,475)
Class R5 shares
Sold	119,894	$1,032,369	110,207	$850,055
Distributions reinvested	28,794	234,956	36,024	285,313
Repurchased	(629,886)	(5,209,711)	(299,647)	(2,364,197)
Net decrease	(481,198)	$(3,942,386)	(153,416)	$(1,228,829)
Class R6 shares
Sold	314,331	$2,668,042	609,730	$4,753,978
Distributions reinvested	106,646	867,033	120,942	954,232
Repurchased	(621,723)	(5,211,142)	(2,019,363)	(15,594,189)
Net decrease	(200,746)	$(1,676,067)	(1,288,691)	$(9,885,979)
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	64

Multimanager 2020 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	492,134	$4,142,062	1,044,872	$8,245,883
Distributions reinvested	1,016,122	8,281,391	1,211,646	9,584,119
Repurchased	(5,001,089)	(42,285,521)	(9,878,710)	(78,745,520)
Net decrease	(3,492,833)	$(29,862,068)	(7,622,192)	$(60,915,518)
Total net decrease	(5,299,111)	$(45,159,221)	(11,430,153)	$(90,815,538)

Multimanager 2015 Lifetime Portfolio	Six Months Ended 2-28-25[1]		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	44,698	$349,139	119,646	$867,876
Distributions reinvested	340,410	2,559,881	353,676	2,595,980
Repurchased	(541,728)	(4,229,277)	(1,370,013)	(10,078,638)
Net decrease	(156,620)	$(1,320,257)	(896,691)	$(6,614,782)
Class I shares
Sold	2,851	$22,576	6,602	$48,210
Distributions reinvested	644	4,829	789	5,784
Repurchased	(5,388)	(42,605)	(85,425)	(600,782)
Net decrease	(1,893)	$(15,200)	(78,034)	$(546,788)
Class R2 shares
Sold	2,786	$21,550	7,487	$55,262
Distributions reinvested	2,025	15,104	2,356	17,175
Repurchased	(8,582)	(66,028)	(18,176)	(133,447)
Net decrease	(3,771)	$(29,374)	(8,333)	$(61,010)
Class R5 shares
Sold	1,468	$11,502	17,946	$130,433
Distributions reinvested	2,034	15,257	2,388	17,482
Repurchased	(65,193)	(496,148)	(20,160)	(145,427)
Net increase (decrease)	(61,691)	$(469,389)	174	$2,488
Class R6 shares
Sold	521,805	$4,151,127	127,995	$947,746
Distributions reinvested	54,394	408,496	51,398	376,746
Repurchased	(266,288)	(2,064,754)	(566,533)	(4,186,144)
Net increase (decrease)	309,911	$2,494,869	(387,140)	$(2,861,652)
Class 1 shares
Sold	364,925	$2,853,822	797,878	$5,843,584
Distributions reinvested	363,653	2,727,394	431,502	3,158,596
Repurchased	(1,191,223)	(9,317,385)	(3,358,086)	(24,959,192)
Net decrease	(462,645)	$(3,736,169)	(2,128,706)	$(15,957,012)
Total net decrease	(376,709)	$(3,075,520)	(3,498,730)	$(26,038,756)

[1]	There were no share activity for Class R4 for the period ended 2-28-25 and the year ended 8-31-24.

Multimanager 2010 Lifetime Portfolio	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	90,996	$716,890	82,494	$623,482
Distributions reinvested	186,541	1,406,520	193,688	1,437,163
Repurchased	(351,163)	(2,759,621)	(730,748)	(5,447,934)
Net decrease	(73,626)	$(636,211)	(454,566)	$(3,387,289)
65	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2010 Lifetime Portfolio , Cont’d	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class I shares
Sold	2,497	$19,685	17,112	$123,340
Distributions reinvested	216	1,621	289	2,142
Repurchased	(2,635)	(20,760)	(50,329)	(361,532)
Net increase (decrease)	78	$546	(32,928)	$(236,050)
Class R2 shares
Sold	1,717	$13,488	51,387	$386,454
Distributions reinvested	1,255	9,448	659	4,889
Repurchased	(44,549)	(346,548)	(8,125)	(61,788)
Net increase (decrease)	(41,577)	$(323,612)	43,921	$329,555
Class R4 shares[1]
Sold	—	—	393	$2,908
Distributions reinvested	—	—	329	2,436
Repurchased	—	—	(8,851)	(66,650)
Net decrease	—	—	(8,129)	$(61,306)
Class R5 shares[2]
Sold	143,560	$1,137,686	126,375	$935,743
Distributions reinvested	12,704	95,537	5,530	40,981
Repurchased	(322,534)	(2,434,060)	(163,903)	(1,172,448)
Net decrease	(166,270)	$(1,200,837)	(31,998)	$(195,724)
Class R6 shares
Sold	83,321	$654,315	104,650	$779,851
Distributions reinvested	46,694	351,607	55,569	412,322
Repurchased	(136,721)	(1,064,014)	(477,890)	(3,555,583)
Net decrease	(6,706)	$(58,092)	(317,671)	$(2,363,410)
Class 1 shares
Sold	417,899	$3,264,874	1,200,369	$8,994,405
Distributions reinvested	360,517	2,714,691	406,295	3,014,709
Repurchased	(1,595,572)	(12,577,153)	(2,961,790)	(22,044,931)
Net decrease	(817,156)	$(6,597,588)	(1,355,126)	$(10,035,817)
Total net decrease	(1,105,257)	$(8,815,794)	(2,156,497)	$(15,950,041)

[1]	Class R4 shares were fully redeemed on April 8, 2024.
[2]	Class R5 shares were fully redeemed on January 2, 2025.
Affiliates of the Trust owned shares of the following classes of the portfolios on February 28, 2025. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager 2065 Lifetime Portfolio	Class R4	93%
Multimanager 2065 Lifetime Portfolio	Class R6	10%
Multimanager 2065 Lifetime Portfolio	Class 1	100%
Multimanager 2060 Lifetime Portfolio	Class 1	100%
Multimanager 2055 Lifetime Portfolio	Class R4	91%
Multimanager 2055 Lifetime Portfolio	Class 1	100%
Multimanager 2050 Lifetime Portfolio	Class R6	2%
Multimanager 2050 Lifetime Portfolio	Class 1	100%
Multimanager 2045 Lifetime Portfolio	Class R6	1%
Multimanager 2045 Lifetime Portfolio	Class 1	100%
Multimanager 2040 Lifetime Portfolio	Class R6	1%
Multimanager 2040 Lifetime Portfolio	Class 1	100%
Multimanager 2035 Lifetime Portfolio	Class 1	100%
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	66

Portfolio	Class	% by Class
Multimanager 2030 Lifetime Portfolio	Class R6	1%
Multimanager 2030 Lifetime Portfolio	Class 1	100%
Multimanager 2025 Lifetime Portfolio	Class 1	100%
Multimanager 2020 Lifetime Portfolio	Class 1	100%
Multimanager 2015 Lifetime Portfolio	Class R4	100%
Multimanager 2015 Lifetime Portfolio	Class 1	100%
Multimanager 2010 Lifetime Portfolio	Class R6	1%
Multimanager 2010 Lifetime Portfolio	Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2025:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager 2065 Lifetime Portfolio	$137,119	$34,730,918	$200,095	$14,550,002
Multimanager 2060 Lifetime Portfolio	462,637	63,175,178	753,579	49,897,830
Multimanager 2055 Lifetime Portfolio	645,087	80,619,768	1,082,507	72,229,509
Multimanager 2050 Lifetime Portfolio	907,945	118,646,119	1,627,779	106,563,027
Multimanager 2045 Lifetime Portfolio	2,304,374	152,528,778	4,187,488	146,744,115
Multimanager 2040 Lifetime Portfolio	3,161,066	144,916,141	5,908,118	145,227,241
Multimanager 2035 Lifetime Portfolio	4,509,981	162,211,839	8,594,226	158,615,517
Multimanager 2030 Lifetime Portfolio	9,441,573	144,261,002	13,474,619	179,456,351
Multimanager 2025 Lifetime Portfolio	7,836,585	88,787,216	11,973,664	151,775,034
Multimanager 2020 Lifetime Portfolio	4,938,342	38,561,493	7,058,106	78,867,777
Multimanager 2015 Lifetime Portfolio	2,443,562	16,918,055	2,705,734	19,458,116
Multimanager 2010 Lifetime Portfolio	1,874,909	11,287,967	2,430,268	19,996,739
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At February 28, 2025, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multimanager 2030 Lifetime Portfolio	JHF Diversified Real Assets Fund	6.1%
Multimanager 2030 Lifetime Portfolio	JHF II Core Bond Fund	5.4%
Multimanager 2025 Lifetime Portfolio	JHF Diversified Real Assets Fund	5.1%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2065 Lifetime Portfolio
Blue Chip Growth	116,090	$5,511,100	$1,802,286	$(318,563)	$83,710	$(72,484)	—	$398,590	$7,006,049
Capital Appreciation	277,995	3,829,731	1,032,263	(261,094)	57,861	(394,321)	—	655,825	4,264,440
Capital Appreciation Value	323,007	2,477,927	872,947	(114,856)	(3,263)	(274,011)	$62,676	292,827	2,958,744
Disciplined Value	259,680	4,423,957	2,252,246	(146,767)	7,012	(449,540)	54,689	561,491	6,086,908
Disciplined Value International	420,894	4,268,801	2,242,458	(60,005)	3,469	(473,826)	78,586	351,340	5,980,897
Diversified Macro	123,368	953,049	229,364	(72,233)	(8,019)	48,859	5,791	—	1,151,020
Emerging Markets Debt	90,106	546,628	348,957	(190,490)	14,978	(8,236)	18,820	—	711,837
67	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	492,391	$6,149,357	$1,298,274	$(2,733,324)	$5,735	$(165,427)	$36,527	—	$4,554,615
Equity Income	363,570	6,109,329	1,848,103	(355,220)	(12,482)	(438,306)	68,474	$592,981	7,151,424
Financial Industries	21,323	800,852	126,015	(556,976)	92,684	(57,648)	11,663	66,813	404,927
Fundamental Large Cap Core	67,568	3,806,382	1,483,773	(105,364)	13,081	(326,904)	25,452	447,885	4,870,968
Health Sciences	109,086	876,710	471,651	(630,183)	(119,436)	(159,125)	—	189,524	439,617
High Yield	170,826	397,548	267,105	(140,278)	6,215	(6,156)	14,091	—	524,434
International Dynamic Growth	353,066	1,727,687	3,183,234	(42,550)	10,060	4,469	4,204	—	4,882,900
International Growth	—	1,911,816	379,521	(2,357,361)	308,120	(242,096)	16,874	—	—
International Small Company	64,582	1,429,573	187,178	(823,217)	40,324	(162,203)	41,743	45,472	671,655
International Strategic Equity Allocation	1,246,988	11,375,876	2,364,849	(714,793)	58,077	(327,326)	342,055	—	12,756,683
John Hancock Collateral Trust	71,622	190,127	2,424,521	(1,901,762)	6,973	(3,378)	4,533	—	716,481
Mid Cap Growth	268,662	4,508,493	590,388	(846,689)	159,577	488,618	—	—	4,900,387
Mid Value	404,817	5,738,116	1,708,589	(232,896)	(18,878)	(944,560)	75,464	1,035,165	6,250,371
Multifactor Emerging Markets ETF	77,908	—	2,111,092	(6,381)	(119)	(54,053)	—	—	2,050,539
Science & Technology	180,951	701,444	190,170	(474,107)	95,524	(167,414)	—	137,405	345,617
Short Duration Bond	164,599	354,911	1,518,642	(327,278)	704	(1,392)	29,974	—	1,545,587
Small Cap Core	35,696	—	625,742	—	—	(23,553)	—	—	602,189
Small Cap Dynamic Growth	40,327	886,240	137,935	(291,054)	53,507	(144,629)	28,650	4,009	641,999
Small Cap Value	30,677	1,044,614	248,494	(668,024)	(12,561)	(115,553)	8,002	77,690	496,970
U.S. Sector Rotation	1,917,935	18,443,400	6,088,233	(1,341,365)	270,517	168,171	199,293	417,122	23,628,956
					$1,113,370	$(4,302,024)	$1,127,561	$5,274,139	$105,596,214
Multimanager 2060 Lifetime Portfolio
Blue Chip Growth	316,672	$17,393,922	$2,717,195	$(1,173,039)	$300,351	$(127,263)	—	$1,156,723	$19,111,166
Capital Appreciation	775,616	12,089,987	2,058,933	(1,353,820)	100,233	(997,386)	—	1,888,669	11,897,947
Capital Appreciation Value	877,212	7,820,737	1,377,019	(388,135)	(71,999)	(702,360)	$179,384	838,094	8,035,262
Disciplined Value	709,649	13,962,723	4,379,398	(560,086)	80,056	(1,227,921)	152,843	1,569,244	16,634,170
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	68

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	1,152,468	$13,487,310	$4,556,694	$(113,514)	$9,098	$(1,563,023)	$238,936	$1,068,230	$16,376,565
Diversified Macro	331,555	3,007,976	328,114	(355,647)	(35,783)	148,751	17,052	—	3,093,411
Emerging Markets Debt	218,463	1,654,865	685,029	(630,653)	38,440	(21,820)	53,124	—	1,725,861
Emerging Markets Equity	1,308,675	19,408,363	2,190,594	(9,122,535)	(1,212,763)	841,583	105,871	—	12,105,242
Equity Income	1,003,761	19,298,248	2,748,289	(1,063,123)	17,599	(1,257,037)	201,871	1,662,315	19,743,976
Financial Industries	57,971	2,525,036	305,743	(1,839,762)	334,538	(224,680)	35,137	201,291	1,100,875
Fundamental Large Cap Core	184,593	12,013,555	2,358,918	(216,388)	20,885	(869,668)	73,338	1,290,541	13,307,302
Health Sciences	296,503	2,770,084	992,135	(1,771,163)	(213,923)	(582,224)	—	534,866	1,194,909
High Yield	416,422	1,203,538	515,473	(440,381)	17,634	(17,849)	39,576	—	1,278,415
International Dynamic Growth	967,151	5,452,859	7,989,848	(111,221)	13,569	30,640	13,106	—	13,375,695
International Growth	—	6,059,042	476,848	(6,705,007)	867,760	(698,643)	51,342	—	—
International Small Company	175,450	4,512,804	335,848	(2,643,467)	123,712	(504,219)	126,439	137,732	1,824,678
International Strategic Equity Allocation	3,372,023	36,114,232	3,192,667	(3,930,307)	157,491	(1,038,288)	978,254	—	34,495,795
John Hancock Collateral Trust	203,625	656,705	6,725,153	(5,345,100)	307	(66)	16,275	—	2,036,999
Mid Cap Growth	735,481	14,229,531	1,460,538	(4,397,160)	(201,743)	2,324,014	—	—	13,415,180
Mid Value	1,101,773	18,110,421	3,876,831	(2,223,124)	(117,004)	(2,635,751)	220,895	3,030,108	17,011,373
Multifactor Emerging Markets ETF	213,827	—	5,798,908	(21,181)	(313)	(149,487)	—	—	5,627,927
Science & Technology	492,232	2,214,223	435,802	(1,524,192)	371,141	(556,810)	—	393,340	940,164
Short Duration Bond	401,019	1,074,458	3,846,434	(1,151,569)	983	(4,733)	82,775	—	3,765,573
Small Cap Core	97,126	—	1,703,333	—	—	(64,825)	—	—	1,638,508
Small Cap Dynamic Growth	115,922	2,812,777	198,836	(904,289)	77,949	(339,789)	86,281	12,074	1,845,484
Small Cap Value	83,135	3,315,430	441,705	(2,025,124)	35,831	(421,048)	24,273	235,673	1,346,794
U.S. Sector Rotation	5,219,654	58,210,350	6,360,638	(1,799,237)	346,926	1,187,460	572,167	1,197,554	64,306,137
					$1,060,975	$(9,472,442)	$3,268,939	$15,216,454	$287,235,408
Multimanager 2055 Lifetime Portfolio
Blue Chip Growth	432,698	$24,322,130	$3,082,528	$(1,544,103)	$426,589	$(173,821)	—	$1,624,409	$26,113,323
69	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation	1,058,499	$16,902,109	$2,858,923	$(2,273,228)	$134,739	$(1,385,168)	—	$2,652,525	$16,237,375
Capital Appreciation Value	1,196,798	10,935,831	1,815,737	(719,642)	(122,202)	(947,057)	$249,820	1,167,175	10,962,667
Disciplined Value	971,073	19,686,143	5,501,585	(791,430)	98,390	(1,732,733)	214,111	2,198,281	22,761,955
Disciplined Value International	1,583,175	19,013,476	5,872,875	(196,413)	18,355	(2,211,381)	334,661	1,496,199	22,496,912
Diversified Macro	461,338	4,206,089	340,534	(399,088)	(40,829)	197,577	23,685	—	4,304,283
Emerging Markets Debt	305,691	2,313,349	761,570	(682,601)	45,399	(22,759)	73,702	—	2,414,958
Emerging Markets Equity	1,804,208	27,138,947	2,380,299	(12,344,028)	(1,593,221)	1,106,928	147,298	—	16,688,925
Equity Income	1,366,794	27,176,018	3,863,740	(2,399,885)	93,245	(1,848,274)	283,093	2,333,592	26,884,844
Financial Industries	79,368	3,563,128	409,128	(2,610,652)	484,058	(338,458)	49,590	284,090	1,507,204
Fundamental Large Cap Core	252,681	16,801,319	2,794,131	(177,327)	12,872	(1,215,217)	103,504	1,821,394	18,215,778
Health Sciences	405,994	3,898,163	1,336,742	(2,481,251)	(233,453)	(884,044)	—	750,856	1,636,157
High Yield	581,638	1,682,436	576,307	(472,236)	18,239	(19,116)	54,829	—	1,785,630
International Dynamic Growth	1,323,866	7,624,798	10,778,073	(156,794)	13,611	49,379	18,316	—	18,309,067
International Growth	—	8,513,958	412,780	(9,156,343)	1,589,721	(1,360,116)	71,909	—	—
International Small Company	240,129	6,371,388	452,712	(3,788,110)	200,784	(739,433)	177,095	192,912	2,497,341
International Strategic Equity Allocation	4,651,761	50,737,621	3,447,462	(5,303,869)	190,560	(1,484,258)	1,376,387	—	47,587,516
John Hancock Collateral Trust	260,705	782,123	9,118,342	(7,292,732)	328	(46)	19,184	—	2,608,015
Mid Cap Growth	999,858	19,897,324	1,889,032	(6,557,382)	(102,049)	3,110,483	—	—	18,237,408
Mid Value	1,499,918	25,407,439	5,252,606	(3,598,258)	(226,331)	(3,676,727)	311,759	4,276,518	23,158,729
Multifactor Emerging Markets ETF	292,688	—	7,938,320	(28,817)	(423)	(205,532)	—	—	7,703,548
Science & Technology	674,048	3,095,681	609,355	(2,157,512)	554,238	(814,330)	—	555,742	1,287,432
Short Duration Bond	561,700	1,501,994	4,573,122	(795,096)	8,719	(14,377)	114,886	—	5,274,362
Small Cap Core	126,030	—	2,214,495	—	—	(88,372)	—	—	2,126,123
Small Cap Dynamic Growth	156,281	3,967,159	238,814	(1,343,149)	17,478	(392,302)	122,069	17,082	2,488,000
Small Cap Value	113,767	4,652,259	583,792	(2,853,254)	103,934	(643,705)	34,123	331,301	1,843,026
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	70

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	7,128,892	$81,396,233	$8,748,198	$(4,522,416)	$890,781	$1,315,153	$798,459	$1,671,186	$87,827,949
					$2,583,532	$(14,417,706)	$4,578,480	$21,373,262	$392,958,527
Multimanager 2050 Lifetime Portfolio
Blue Chip Growth	627,323	$35,142,049	$4,655,592	$(2,277,376)	$642,926	$(304,258)	—	$2,328,326	$37,858,933
Capital Appreciation	1,526,234	24,539,341	3,858,893	(3,167,847)	248,252	(2,066,204)	—	3,808,553	23,412,435
Capital Appreciation Value	1,741,382	15,804,834	2,733,178	(1,043,298)	(169,138)	(1,374,515)	$360,035	1,682,106	15,951,061
Disciplined Value	1,408,336	28,545,079	7,835,955	(981,530)	166,691	(2,554,799)	309,972	3,182,483	33,011,396
Disciplined Value International	2,276,891	27,662,357	8,201,123	(401,853)	39,166	(3,146,179)	473,876	2,118,598	32,354,614
Diversified Macro	662,670	6,078,782	492,899	(615,427)	(60,707)	287,163	33,928	—	6,182,710
Emerging Markets Debt	433,078	3,343,330	1,293,135	(1,249,111)	83,062	(49,097)	105,625	—	3,421,319
Emerging Markets Equity	2,601,007	39,257,176	3,526,043	(18,004,348)	(2,224,826)	1,505,273	210,788	—	24,059,318
Equity Income	1,977,618	39,324,794	5,655,789	(3,519,808)	129,877	(2,690,914)	408,845	3,381,679	38,899,738
Financial Industries	115,245	5,160,395	562,062	(3,739,448)	778,558	(573,056)	71,444	409,283	2,188,511
Fundamental Large Cap Core	367,063	24,462,904	4,231,976	(501,488)	107,004	(1,838,818)	149,048	2,622,834	26,461,578
Health Sciences	589,590	5,658,660	1,896,469	(3,563,624)	(310,172)	(1,305,284)	—	1,084,678	2,376,049
High Yield	825,508	2,431,513	1,009,517	(905,772)	30,613	(31,561)	78,598	—	2,534,310
International Dynamic Growth	1,919,306	11,043,342	15,630,426	(214,651)	31,511	53,379	26,344	—	26,544,007
International Growth	—	12,376,009	750,768	(13,459,574)	2,723,582	(2,390,785)	103,421	—	—
International Small Company	348,731	9,231,495	527,354	(5,368,975)	417,685	(1,180,756)	252,405	274,949	3,626,803
International Strategic Equity Allocation	6,755,030	73,576,482	5,516,167	(8,191,974)	299,787	(2,096,510)	1,960,163	—	69,103,952
John Hancock Collateral Trust	343,547	842,701	12,703,070	(10,109,327)	397	(102)	20,027	—	3,436,739
Mid Cap Growth	1,457,504	28,756,288	2,945,197	(9,338,174)	(196,104)	4,417,658	—	—	26,584,865
Mid Value	2,177,087	36,966,256	7,337,501	(5,092,130)	(84,736)	(5,512,668)	446,593	6,126,093	33,614,223
Multifactor Emerging Markets ETF	424,134	—	11,502,792	(41,827)	(615)	(297,143)	—	—	11,163,207
Science & Technology	978,574	4,493,020	832,049	(3,079,617)	723,805	(1,100,181)	—	797,563	1,869,076
Short Duration Bond	794,907	2,170,733	7,137,149	(1,836,778)	3,301	(10,227)	163,893	—	7,464,178
71	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Core	187,125	—	$3,285,234	—	—	$(128,427)	—	—	$3,156,807
Small Cap Dynamic Growth	234,475	$5,728,785	373,252	$(1,833,638)	$66,288	(601,839)	$174,945	$24,481	3,732,848
Small Cap Value	165,300	6,758,461	775,238	(4,078,778)	223,199	(1,000,261)	48,908	474,856	2,677,859
U.S. Sector Rotation	10,355,497	118,151,678	13,254,395	(6,962,387)	1,361,176	1,774,860	1,145,484	2,397,514	127,579,722
					$5,030,582	$(22,215,251)	$6,544,342	$30,713,996	$569,266,258
Multimanager 2045 Lifetime Portfolio
Blue Chip Growth	861,612	$49,697,858	$5,201,009	$(3,480,213)	$732,348	$(152,717)	—	$3,275,501	$51,998,285
Bond	2,382,029	22,242,729	12,772,790	(2,371,260)	(30,302)	(170,722)	$644,581	—	32,443,235
Capital Appreciation	2,134,616	34,740,129	5,336,175	(4,845,183)	418,379	(2,904,497)	—	5,336,176	32,745,003
Capital Appreciation Value	2,273,455	23,639,430	3,105,480	(3,644,881)	(312,151)	(1,963,031)	535,349	2,501,180	20,824,847
Disciplined Value	1,926,037	40,341,579	9,151,454	(1,027,333)	191,631	(3,511,031)	429,742	4,412,164	45,146,300
Disciplined Value International	3,290,781	41,107,575	10,807,484	(474,461)	45,122	(4,723,727)	706,660	3,159,328	46,761,993
Diversified Macro	980,833	9,057,981	399,973	(638,978)	(66,366)	398,559	50,639	—	9,151,169
Diversified Real Assets	911,138	9,814,677	1,952,224	(363,605)	(17,784)	(825,428)	282,974	281,871	10,560,084
Emerging Markets Debt	1,288,025	9,427,253	1,544,052	(899,631)	(440)	104,165	301,196	—	10,175,399
Emerging Markets Equity	3,275,222	49,977,615	2,606,626	(21,402,910)	(1,300,967)	415,438	267,161	—	30,295,802
Equity Income	2,769,652	55,688,117	6,131,841	(3,889,608)	126,610	(3,577,913)	568,371	4,650,632	54,479,047
Financial Industries	164,763	7,459,458	781,017	(5,423,641)	1,038,667	(726,654)	103,624	593,638	3,128,847
Fundamental Large Cap Core	502,211	34,191,233	5,366,440	(984,315)	227,191	(2,596,154)	207,223	3,646,555	36,204,395
Global Equity	328,525	—	4,074,535	—	—	(23,816)	—	—	4,050,719
Health Sciences	842,742	8,214,736	2,379,148	(4,934,353)	(546,872)	(1,716,408)	—	1,520,478	3,396,251
High Yield	2,448,665	6,864,711	1,274,953	(624,432)	797	1,373	223,586	—	7,517,402
International Dynamic Growth	2,780,522	16,542,560	22,030,763	(246,192)	6,760	120,724	39,366	—	38,454,615
International Growth	—	18,411,661	427,599	(19,314,220)	4,605,249	(4,130,289)	155,099	—	—
International Small Company	515,114	13,900,440	796,537	(8,195,637)	1,761,228	(2,905,379)	381,243	415,293	5,357,189
International Strategic Equity Allocation	9,633,512	107,983,674	4,215,150	(10,833,392)	398,148	(3,212,748)	2,894,265	—	98,550,832
John Hancock Collateral Trust	529,886	2,059,234	17,652,936	(14,412,094)	1,197	(452)	47,285	—	5,300,821
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	72

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Growth	1,865,623	$39,251,569	$2,456,572	$(13,703,256)	$614,510	$5,409,561	—	—	$34,028,956
Mid Value	2,844,860	50,354,528	8,981,745	(7,789,806)	413,022	(8,034,851)	$610,281	$8,371,464	43,924,638
Multifactor Emerging Markets ETF	535,190	—	14,515,093	(52,715)	(774)	(375,403)	—	—	14,086,201
Science & Technology	1,399,188	6,578,955	1,145,990	(4,519,229)	700,485	(1,233,753)	—	1,145,989	2,672,448
Short Duration Bond	992,248	5,500,727	4,440,930	(632,202)	(1,235)	8,984	206,256	—	9,317,204
Small Cap Core	243,849	—	4,279,391	—	—	(165,652)	—	—	4,113,739
Small Cap Dynamic Growth	311,463	7,637,641	392,287	(2,357,374)	140,182	(854,247)	232,567	32,544	4,958,489
Small Cap Value	215,039	8,960,583	917,060	(5,361,034)	505,016	(1,537,999)	64,802	629,171	3,483,626
U.S. Sector Rotation	14,353,636	167,805,478	12,614,414	(8,161,265)	145,925	4,432,247	1,612,976	3,375,983	176,836,799
					$9,795,576	$(34,451,820)	$10,565,246	$43,347,967	$839,964,335
Multimanager 2040 Lifetime Portfolio
Blue Chip Growth	795,071	$45,940,892	$5,979,774	$(4,549,482)	$978,501	$(367,149)	—	$2,947,370	$47,982,536
Bond	3,547,343	39,446,878	10,627,262	(1,389,793)	(135,980)	(233,561)	$1,008,806	—	48,314,806
Capital Appreciation	1,950,435	32,111,204	4,797,795	(4,823,954)	568,336	(2,733,706)	—	4,773,576	29,919,675
Capital Appreciation Value	2,023,172	18,993,078	2,510,925	(1,174,809)	(55,172)	(1,741,768)	422,243	1,972,745	18,532,254
Core Bond	2,934,934	26,438,877	7,164,596	(909,899)	(20,743)	(300,511)	672,758	—	32,372,320
Disciplined Value	1,772,037	37,279,367	8,976,950	(1,770,679)	305,642	(3,254,730)	389,725	4,001,316	41,536,550
Disciplined Value International	3,075,149	39,648,740	9,174,430	(483,885)	53,732	(4,695,148)	685,935	3,066,668	43,697,869
Diversified Macro	1,009,997	9,361,696	245,646	(523,502)	(54,534)	393,968	51,224	—	9,423,274
Diversified Real Assets	1,913,970	22,455,626	2,914,620	(1,276,145)	4,283	(1,915,475)	626,655	624,214	22,182,909
Emerging Markets Debt	2,377,212	17,633,058	1,856,832	(903,555)	(89,236)	282,872	558,028	—	18,779,971
Emerging Markets Equity	2,662,999	39,819,559	2,929,253	(17,439,780)	(283,414)	(392,876)	205,995	—	24,632,742
Equity Income	2,536,122	51,506,689	5,206,821	(3,675,469)	140,596	(3,293,118)	521,439	4,235,405	49,885,519
Financial Industries	174,283	7,958,373	857,587	(5,842,073)	1,105,759	(770,007)	108,284	620,335	3,309,639
Fundamental Large Cap Core	386,233	26,376,504	4,595,314	(1,378,678)	379,749	(2,129,347)	155,999	2,745,161	27,843,542
Global Equity	525,902	4,782,208	2,253,764	(81,743)	(2,586)	(467,271)	60,456	492,623	6,484,372
Health Sciences	891,432	8,797,890	2,319,472	(5,135,211)	(541,518)	(1,848,160)	—	1,588,804	3,592,473
High Yield	4,506,789	12,840,076	1,522,383	(529,310)	(31,985)	34,677	413,729	—	13,835,841
International Dynamic Growth	2,656,218	16,251,245	20,979,747	(622,027)	18,484	108,047	38,449	—	36,735,496
73	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Growth	—	$17,778,131	$295,887	$(18,517,476)	$4,590,159	$(4,146,701)	$148,009	—	—
International Small Company	528,119	14,309,603	917,745	(8,537,508)	1,731,112	(2,928,519)	393,351	$428,483	$5,492,433
International Strategic Equity Allocation	9,179,590	104,357,094	4,015,241	(11,746,375)	437,174	(3,155,929)	2,733,957	—	93,907,205
John Hancock Collateral Trust	429,152	1,727,702	12,958,636	(10,393,886)	162	499	38,776	—	4,293,113
Mid Cap Growth	1,568,862	34,483,451	1,714,496	(12,760,435)	1,016,232	4,162,302	—	—	28,616,046
Mid Value	2,419,105	44,070,242	8,056,496	(8,232,366)	562,699	(7,106,086)	524,616	7,196,369	37,350,985
Multifactor Emerging Markets ETF	434,098	—	11,771,568	(42,820)	(632)	(302,657)	—	—	11,425,459
Science & Technology	1,479,401	7,006,486	1,212,094	(4,866,967)	776,775	(1,302,731)	—	1,187,526	2,825,657
Short Duration Bond	1,260,519	9,437,672	2,933,322	(538,249)	(3,123)	6,650	278,811	—	11,836,272
Small Cap Core	173,905	—	3,055,439	—	—	(121,655)	—	—	2,933,784
Small Cap Dynamic Growth	241,261	6,163,823	290,914	(2,049,190)	228,394	(793,064)	186,488	26,096	3,840,877
Small Cap Value	170,900	7,261,593	722,767	(4,392,373)	506,150	(1,329,562)	52,199	506,803	2,768,575
Strategic Income Opportunities	571,909	4,669,120	1,249,162	(148,695)	(898)	(3,849)	88,666	—	5,764,840
U.S. Sector Rotation	13,901,248	164,342,093	11,674,359	(9,230,920)	287,854	4,189,982	1,565,131	3,275,845	171,263,368
					$12,471,972	$(36,154,583)	$11,929,729	$39,689,339	$861,380,402
Multimanager 2035 Lifetime Portfolio
Blue Chip Growth	775,644	$44,641,232	$5,922,681	$(4,370,202)	$1,058,563	$(442,164)	—	$2,861,348	$46,810,110
Bond	6,625,885	80,043,168	16,334,526	(5,364,101)	(910,057)	141,013	$1,968,094	—	90,244,549
Capital Appreciation	1,886,379	31,189,044	4,723,180	(4,873,629)	639,583	(2,741,120)	—	4,663,218	28,937,058
Capital Appreciation Value	3,375,588	32,710,515	4,300,406	(2,976,972)	(230,448)	(2,883,116)	727,317	3,398,067	30,920,385
Core Bond	6,499,178	63,499,128	13,234,086	(4,241,381)	(662,484)	(143,413)	1,581,782	—	71,685,936
Disciplined Value	1,730,755	36,130,417	8,722,288	(1,387,604)	283,674	(3,179,886)	379,324	3,894,530	40,568,889
Disciplined Value International	3,379,056	43,217,699	10,139,558	(423,032)	84,554	(5,002,388)	741,302	3,314,202	48,016,391
Diversified Macro	1,165,955	10,800,041	486,048	(801,141)	(82,567)	475,976	59,396	—	10,878,357
Diversified Real Assets	3,344,835	40,503,656	4,262,875	(2,460,167)	755	(3,540,485)	1,147,842	1,143,370	38,766,634
Emerging Markets Debt	4,036,522	31,049,659	3,000,663	(2,494,186)	(411,158)	743,543	975,331	—	31,888,521
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	74

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	2,404,432	$39,221,161	$1,968,683	$(18,336,908)	$323,003	$(934,943)	$206,330	—	$22,240,996
Equity Income	2,457,431	49,893,226	5,055,582	(3,510,309)	103,433	(3,204,273)	506,725	$4,134,491	48,337,659
Financial Industries	180,548	8,172,015	851,110	(5,942,611)	1,153,226	(805,125)	112,794	646,168	3,428,615
Fundamental Global Franchise	252,337	5,534,345	1,009,878	(3,039,380)	10,980	(868,807)	48,359	882,737	2,647,016
Fundamental Large Cap Core	330,386	22,459,524	4,070,741	(1,232,177)	344,707	(1,825,268)	132,276	2,327,689	23,817,527
Global Equity	818,674	5,534,345	5,263,740	(137,900)	16,227	(582,166)	70,397	573,627	10,094,246
Health Sciences	923,757	9,079,646	2,537,707	(5,395,763)	(390,054)	(2,108,796)	—	1,666,912	3,722,740
High Yield	7,694,305	22,582,670	2,491,206	(1,455,838)	(150,634)	154,113	723,991	—	23,621,517
International Dynamic Growth	2,824,102	17,598,823	22,102,189	(785,433)	49,625	92,122	41,792	—	39,057,326
International Growth	—	19,178,719	275,545	(19,932,079)	5,109,519	(4,631,704)	160,961	—	—
International Small Company	547,545	14,842,006	853,910	(8,757,125)	2,180,223	(3,424,549)	408,703	445,206	5,694,465
International Strategic Equity Allocation	9,133,274	105,409,346	3,177,743	(12,346,909)	438,065	(3,244,850)	2,798,946	—	93,433,395
John Hancock Collateral Trust	347,214	1,333,558	12,581,276	(10,441,873)	182	286	28,431	—	3,473,429
Mid Cap Growth	1,465,749	32,818,516	1,478,953	(12,490,020)	1,982,291	2,945,526	—	—	26,735,266
Mid Value	2,278,340	41,909,132	7,499,269	(7,992,146)	599,396	(6,838,082)	499,055	6,845,742	35,177,569
Multifactor Emerging Markets ETF	392,173	—	10,634,840	(38,627)	(569)	(273,651)	—	—	10,321,993
Science & Technology	1,533,226	7,261,537	1,249,460	(5,055,818)	845,415	(1,372,132)	—	1,229,535	2,928,462
Short Duration Bond	1,488,392	11,325,057	3,500,026	(855,348)	(3,886)	10,149	333,454	—	13,975,998
Small Cap Core	159,852	—	2,798,402	—	—	(101,707)	—	—	2,696,695
Small Cap Dynamic Growth	207,166	5,587,474	265,248	(2,049,279)	318,423	(823,789)	170,297	23,830	3,298,077
Small Cap Value	143,960	6,168,581	573,234	(3,708,174)	592,794	(1,294,283)	44,502	432,070	2,332,152
Strategic Income Opportunities	868,717	8,637,573	624,794	(479,456)	(8,815)	(17,429)	153,726	—	8,756,667
U.S. Sector Rotation	13,701,800	161,731,861	11,179,247	(8,488,312)	245,559	4,137,816	1,535,293	3,213,393	168,806,171
					$13,529,525	$(41,583,582)	$15,556,420	$41,696,135	$993,314,811
Multimanager 2030 Lifetime Portfolio
Blue Chip Growth	604,513	$35,162,728	$5,477,876	$(4,613,567)	$1,277,444	$(822,126)	—	$2,171,426	$36,482,355
75	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Bond	6,827,168	$88,189,761	$11,645,678	$(5,980,787)	$(996,702)	$128,079	$2,076,587	—	$92,986,029
Capital Appreciation	1,429,824	24,621,392	3,542,165	(4,654,998)	825,017	(2,400,069)	—	$3,538,955	21,933,507
Capital Appreciation Value	4,052,857	39,131,364	5,563,029	(3,991,062)	(114,052)	(3,465,107)	843,420	3,940,507	37,124,172
Core Bond	8,844,909	92,565,708	12,468,585	(6,272,371)	(963,084)	(239,488)	2,232,055	—	97,559,350
Disciplined Value	1,295,107	28,459,655	6,578,671	(2,400,674)	422,490	(2,702,835)	296,617	3,045,367	30,357,307
Disciplined Value International	2,912,685	39,629,732	7,095,148	(652,597)	134,251	(4,817,281)	675,174	3,018,558	41,389,253
Diversified Macro	1,186,314	11,457,776	162,532	(954,270)	(97,225)	499,497	61,427	—	11,068,310
Diversified Real Assets	4,535,985	57,779,355	6,999,745	(7,171,222)	145,983	(5,181,793)	1,626,960	1,620,621	52,572,068
Emerging Markets Debt	4,844,679	39,328,281	2,394,480	(3,843,377)	(649,500)	1,043,083	1,194,042	—	38,272,967
Emerging Markets Equity	1,789,067	28,728,409	916,837	(12,651,253)	651,183	(1,096,305)	144,985	—	16,548,871
Equity Income	1,885,092	39,299,484	5,090,896	(4,861,975)	127,323	(2,575,977)	397,243	3,235,813	37,079,751
Financial Industries	171,663	8,025,137	725,495	(5,824,501)	1,150,427	(816,677)	105,747	605,800	3,259,881
Floating Rate Income	1,646,889	12,182,875	1,392,382	(974,112)	(73,552)	71,107	452,539	—	12,598,700
Fundamental Global Franchise	434,853	9,850,252	1,631,506	(5,431,863)	274,232	(1,762,523)	84,010	1,533,500	4,561,604
Fundamental Large Cap Core	164,446	12,246,007	2,144,004	(1,762,380)	308,791	(1,081,523)	69,306	1,219,595	11,854,899
Global Equity	1,367,323	13,952,093	5,173,558	(884,857)	60,680	(1,442,379)	176,337	1,436,876	16,859,095
Health Sciences	878,137	8,916,690	2,422,842	(5,349,690)	(331,232)	(2,119,720)	—	1,626,535	3,538,890
High Yield	9,210,122	28,565,238	1,621,480	(1,910,287)	(201,059)	199,702	886,628	—	28,275,074
International Dynamic Growth	2,458,615	16,321,823	18,630,669	(1,080,392)	176,867	(46,321)	37,365	—	34,002,646
International Growth	—	17,392,271	142,911	(17,935,076)	4,716,956	(4,317,062)	142,910	—	—
International Small Company	514,993	14,422,375	812,445	(8,680,476)	2,465,938	(3,664,357)	388,857	423,588	5,355,925
International Strategic Equity Allocation	7,800,213	95,501,118	3,130,971	(16,325,488)	606,283	(3,116,710)	2,449,163	—	79,796,174
John Hancock Collateral Trust	334,520	1,862,563	10,756,951	(9,273,806)	683	48	38,096	—	3,346,439
Mid Cap Growth	1,200,738	26,969,210	1,909,820	(10,899,947)	2,749,936	1,172,450	—	—	21,901,469
Mid Value	1,799,240	34,470,631	5,985,455	(7,747,519)	780,795	(5,709,090)	395,455	5,424,617	27,780,272
Multifactor Emerging Markets ETF	291,557	—	7,905,603	(28,708)	(424)	(202,691)	—	—	7,673,780
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	76

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Science & Technology	1,458,601	$7,128,559	$1,163,443	$(5,013,728)	$868,894	$(1,361,240)	—	$1,163,443	$2,785,928
Short Duration Bond	4,288,876	37,583,675	4,860,706	(2,183,476)	(3)	11,643	$983,253	—	40,272,545
Small Cap Core	88,777	—	1,559,719	—	—	(62,043)	—	—	1,497,676
Small Cap Value	132,467	5,788,088	450,739	(3,457,113)	461,654	(1,097,402)	40,476	392,987	2,145,966
Strategic Income Opportunities	3,147,025	32,693,878	1,143,061	(2,017,332)	(43,440)	(54,154)	566,627	—	31,722,013
U.S. Sector Rotation	11,955,371	144,607,000	12,382,051	(13,559,014)	1,135,504	2,724,636	1,324,628	2,772,466	147,290,177
					$15,871,058	$(44,304,628)	$17,689,907	$37,170,654	$999,893,093
Multimanager 2025 Lifetime Portfolio
Blue Chip Growth	233,275	$14,052,685	$2,372,759	$(2,569,927)	$1,132,146	$(909,530)	—	$832,579	$14,078,133
Bond	6,339,741	88,963,210	7,345,769	(9,008,956)	(1,520,416)	567,661	$2,017,314	—	86,347,268
Capital Appreciation	534,163	9,782,781	1,456,480	(2,485,078)	596,381	(1,156,501)	—	1,356,949	8,194,063
Capital Appreciation Value	3,459,938	34,953,235	5,091,235	(5,289,314)	(107,664)	(2,954,462)	729,693	3,409,166	31,693,030
Core Bond	7,639,365	86,693,314	7,591,448	(8,814,179)	(1,376,194)	167,811	2,027,991	—	84,262,200
Disciplined Value	497,148	11,300,426	2,490,383	(1,291,273)	244,036	(1,090,418)	111,935	1,149,234	11,653,154
Disciplined Value International	1,617,417	22,639,105	3,581,764	(501,777)	62,522	(2,798,123)	387,842	1,733,958	22,983,491
Diversified Macro	798,849	8,282,227	261,717	(1,369,773)	(141,793)	420,883	42,764	—	7,453,261
Diversified Real Assets	3,812,521	51,955,017	4,250,304	(7,645,791)	675,582	(5,047,994)	1,398,648	1,393,198	44,187,118
Emerging Markets Debt	4,150,074	35,901,898	2,310,496	(5,772,607)	(881,982)	1,227,777	1,059,869	—	32,785,582
Emerging Markets Equity	801,600	13,583,962	683,345	(6,680,467)	545,625	(717,665)	66,401	—	7,414,800
Equity Income	706,578	15,605,548	1,405,509	(2,184,573)	268,969	(1,197,056)	153,581	1,221,017	13,898,397
Financial Industries	101,307	4,943,780	508,056	(3,728,787)	741,855	(541,086)	64,177	367,653	1,923,818
Floating Rate Income	1,899,019	15,510,350	1,460,734	(2,447,277)	(6,035)	9,721	554,983	—	14,527,493
Fundamental Global Franchise	450,774	10,653,452	1,704,572	(6,071,209)	357,226	(1,915,424)	88,352	1,612,761	4,728,617
Fundamental Large Cap Core	66,067	6,758,302	1,170,985	(2,751,566)	386,384	(801,335)	36,934	649,932	4,762,770
Global Equity	1,135,366	11,411,027	4,808,732	(1,102,456)	120,764	(1,239,004)	139,976	1,140,585	13,999,063
Health Sciences	518,298	5,492,627	1,313,613	(3,256,990)	(65,589)	(1,394,918)	—	953,489	2,088,743
High Yield	7,871,733	26,110,471	1,731,776	(3,669,174)	(377,528)	370,676	787,426	—	24,166,221
International Dynamic Growth	1,358,431	10,074,668	9,924,018	(1,314,108)	299,306	(196,790)	22,311	—	18,787,094
International Growth	—	9,731,223	84,768	(10,016,204)	2,723,178	(2,522,965)	78,511	—	—
77	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Small Company	278,397	$8,143,725	$465,450	$(5,022,790)	$1,729,231	$(2,420,290)	$220,816	$240,538	$2,895,326
International Strategic Equity Allocation	4,144,005	54,873,053	1,646,192	(12,610,222)	397,737	(1,913,585)	1,360,627	—	42,393,175
John Hancock Collateral Trust	242,942	1,977,933	6,773,550	(6,321,948)	1,178	(397)	40,568	—	2,430,316
Mid Cap Growth	582,241	13,965,660	961,122	(6,366,767)	1,909,611	150,450	—	—	10,620,076
Mid Value	869,564	17,774,325	3,147,917	(5,012,345)	774,805	(3,258,637)	200,441	2,749,524	13,426,065
Multifactor Emerging Markets ETF	130,491	—	3,537,975	(12,714)	(188)	(90,550)	—	—	3,434,523
Science & Technology	860,501	4,394,934	759,629	(3,240,980)	545,008	(815,035)	—	692,147	1,643,556
Short Duration Bond	4,458,982	43,441,317	3,535,437	(5,098,113)	(324,007)	315,203	1,087,080	—	41,869,837
Small Cap Core	61,330	—	1,077,546	—	—	(42,902)	—	—	1,034,644
Small Cap Value	91,505	4,123,836	417,991	(2,619,704)	405,173	(844,908)	28,374	275,486	1,482,388
Strategic Income Opportunities	3,384,380	37,718,408	1,533,662	(5,008,305)	(95,892)	(33,320)	634,062	—	34,114,553
U.S. Sector Rotation	6,007,815	74,129,265	9,267,690	(11,505,344)	886,175	1,238,489	660,355	1,382,135	74,016,275
					$9,905,604	$(29,434,224)	$14,001,031	$21,160,351	$679,295,050
Multimanager 2020 Lifetime Portfolio
Blue Chip Growth	60,913	$3,409,196	$813,039	$(594,555)	$80,602	$(32,192)	—	$202,412	$3,676,090
Bond	3,481,645	51,894,300	2,624,226	(6,505,916)	(1,041,118)	448,509	$1,159,860	—	47,420,001
Capital Appreciation	128,584	2,369,080	340,337	(602,858)	48,303	(182,381)	—	329,943	1,972,481
Capital Appreciation Value	1,663,295	16,838,661	2,632,761	(2,757,572)	(31,675)	(1,446,396)	352,954	1,649,023	15,235,779
Core Bond	4,408,428	53,212,008	2,747,438	(6,545,740)	(1,041,958)	253,212	1,239,975	—	48,624,960
Disciplined Value	139,560	2,736,825	1,014,509	(281,840)	23,402	(221,599)	27,062	277,841	3,271,297
Disciplined Value International	743,777	10,316,567	1,684,491	(199,961)	9,102	(1,241,126)	178,101	796,251	10,569,073
Diversified Macro	418,879	4,249,002	142,635	(630,308)	(63,512)	210,328	22,584	—	3,908,145
Diversified Real Assets	1,987,998	27,943,314	1,633,094	(4,213,878)	528,960	(2,850,596)	740,104	737,220	23,040,894
Emerging Markets Debt	2,271,385	20,442,829	819,901	(3,512,691)	(498,331)	692,233	603,570	—	17,943,941
Emerging Markets Equity	216,656	4,530,401	211,228	(2,684,426)	209,476	(262,616)	22,142	—	2,004,063
Equity Income	157,502	3,779,571	334,572	(796,307)	53,303	(273,065)	37,267	294,227	3,098,074
Financial Industries	51,088	2,520,298	240,142	(1,900,750)	387,369	(276,904)	32,483	186,085	970,155
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	78

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Floating Rate Income	1,395,473	$11,671,637	$644,378	$(1,644,666)	$(4,094)	$8,117	$417,800	—	$10,675,372
Fundamental Global Franchise	220,053	5,258,000	843,572	(3,026,033)	184,309	(951,492)	43,596	$795,790	2,308,356
Fundamental Large Cap Core	66,098	4,554,069	1,045,016	(564,507)	49,806	(319,414)	24,989	439,732	4,764,970
Global Equity	685,996	5,506,961	3,825,494	(463,149)	63,452	(474,433)	67,551	550,435	8,458,325
Global Shareholder Yield	—	3,078,270	181,729	(3,009,310)	679,800	(930,489)	38,705	140,655	—
Health Sciences	261,344	2,800,380	563,785	(1,565,088)	2,858	(748,720)	—	484,547	1,053,215
High Yield	4,329,579	14,886,099	607,107	(2,197,107)	(222,863)	218,572	448,410	—	13,291,808
International Dynamic Growth	651,542	4,882,366	4,396,864	(327,258)	75,109	(16,249)	10,856	—	9,010,832
International Growth	—	4,339,735	57,362	(4,501,991)	1,216,574	(1,111,680)	35,028	—	—
International Small Company	109,700	3,244,391	185,474	(2,010,646)	876,903	(1,155,246)	88,773	96,702	1,140,876
International Strategic Equity Allocation	1,946,383	24,381,146	1,113,891	(4,987,589)	214,183	(810,133)	606,101	—	19,911,498
John Hancock Collateral Trust	66,274	997,354	1,613,861	(1,948,643)	670	(256)	18,533	—	662,986
Mid Cap Growth	203,434	5,226,441	150,671	(2,449,295)	990,522	(207,696)	—	—	3,710,643
Mid Value	322,811	6,652,272	1,173,456	(1,920,321)	331,576	(1,252,776)	74,793	1,025,964	4,984,207
Science & Technology	434,093	2,240,216	371,582	(1,646,791)	366,666	(502,556)	—	354,237	829,117
Short Duration Bond	3,115,526	31,544,439	1,486,289	(3,767,203)	(257,926)	249,190	783,053	—	29,254,789
Small Cap Core	32,383	—	569,001	—	—	(22,697)	—	—	546,304
Small Cap Value	47,696	2,180,606	201,164	(1,377,146)	154,719	(386,660)	15,012	145,753	772,683
Strategic Income Opportunities	1,833,145	20,770,641	491,169	(2,713,323)	(53,154)	(17,235)	350,982	—	18,478,098
U.S. Sector Rotation	3,132,548	38,825,304	5,070,680	(6,445,864)	244,739	898,131	345,312	722,746	38,592,990
					$3,577,772	$(12,716,315)	$7,785,596	$9,229,563	$350,182,022
Multimanager 2015 Lifetime Portfolio
Blue Chip Growth	23,548	$1,391,824	$220,913	$(213,520)	$14,007	$7,920	—	$84,791	$1,421,144
Bond	1,573,868	21,452,005	1,881,285	(1,655,510)	(235,966)	(5,732)	$496,767	—	21,436,082
Capital Appreciation	57,141	967,134	149,020	(180,015)	11,072	(70,670)	—	138,436	876,541
Capital Appreciation Value	694,363	6,253,098	1,350,714	(677,438)	22,639	(588,651)	134,656	629,120	6,360,362
Core Bond	1,940,162	21,424,939	1,881,110	(1,598,231)	(237,396)	(70,439)	507,530	—	21,399,983
79	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value	49,482	$1,117,178	$248,492	$(124,564)	$7,831	$(89,078)	$11,285	$115,862	$1,159,859
Disciplined Value International	253,652	3,423,457	595,167	(1,003)	65	(413,289)	60,276	269,481	3,604,397
Diversified Macro	168,822	1,629,270	75,012	(186,877)	(19,140)	76,846	8,693	—	1,575,111
Diversified Real Assets	805,237	10,397,583	803,135	(993,756)	83,473	(957,744)	281,330	280,234	9,332,691
Emerging Markets Debt	982,374	8,082,129	601,453	(1,003,226)	(133,380)	213,780	247,053	—	7,760,756
Emerging Markets Equity	—	707,329	31,105	(734,461)	70,667	(74,640)	3,568	—	—
Equity Income	75,195	1,543,010	186,219	(161,025)	4,420	(93,548)	15,438	122,989	1,479,076
Floating Rate Income	725,905	5,651,399	530,739	(629,877)	(358)	1,270	208,836	—	5,553,173
Fundamental Global Franchise	74,303	1,636,462	302,055	(912,435)	53,325	(299,967)	14,012	255,779	779,440
Fundamental Large Cap Core	20,368	1,471,739	246,127	(159,631)	9,358	(99,285)	8,309	146,209	1,468,308
Global Equity	284,606	2,091,324	1,625,322	(59,584)	7,362	(155,238)	26,419	215,277	3,509,186
Global Shareholder Yield	—	1,435,533	108,826	(1,422,547)	313,825	(435,637)	18,350	67,463	—
High Yield	1,868,635	5,884,202	439,953	(586,343)	(58,785)	57,682	183,685	—	5,736,709
International Dynamic Growth	216,146	1,487,722	1,561,726	(79,204)	16,931	2,128	3,400	—	2,989,303
International Growth	—	1,390,193	30,029	(1,455,966)	407,650	(371,906)	11,595	—	—
International Small Company	30,018	817,905	50,122	(486,160)	142,503	(212,180)	22,688	24,714	312,190
International Strategic Equity Allocation	671,774	7,739,189	441,724	(1,121,942)	48,262	(234,984)	197,977	—	6,872,249
John Hancock Collateral Trust	993	169,407	386,710	(546,246)	97	(38)	1,596	—	9,930
Mid Cap Growth	53,617	1,262,003	91,524	(566,948)	249,381	(57,988)	—	—	977,972
Mid Value	81,176	1,606,290	318,149	(442,168)	62,207	(291,125)	18,576	254,817	1,253,353
Short Duration Bond	1,570,018	14,715,456	1,210,225	(1,179,868)	(79,826)	76,483	377,000	—	14,742,470
Strategic Income Opportunities	785,032	8,127,836	456,301	(643,444)	(7,629)	(19,945)	142,607	—	7,913,119
U.S. Sector Rotation	1,033,239	12,478,796	1,274,725	(1,383,455)	61,110	298,327	114,108	238,831	12,729,503
					$813,705	$(3,807,648)	$3,115,754	$2,844,003	$141,252,907
Multimanager 2010 Lifetime Portfolio
Blue Chip Growth	12,962	$832,862	$134,607	$(201,588)	$15,762	$644	—	$49,312	$782,287
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	80

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Bond	1,142,867	$16,951,643	$1,028,684	$(2,222,230)	$(312,059)	$119,810	$377,669	—	$15,565,848
Capital Appreciation Value	492,356	4,521,690	1,101,023	(717,729)	25,666	(420,672)	94,312	$440,630	4,509,978
Core Bond	1,473,931	17,696,211	1,101,143	(2,278,915)	(357,304)	96,323	410,969	—	16,257,458
Disciplined Value International	154,845	2,281,430	347,572	(146,425)	(4,184)	(278,039)	40,115	179,346	2,200,354
Diversified Macro	120,053	1,225,144	54,019	(200,823)	(21,058)	62,814	6,342	—	1,120,096
Diversified Real Assets	579,620	7,834,704	789,143	(1,265,425)	129,952	(770,573)	206,639	205,834	6,717,801
Emerging Markets Debt	730,933	6,440,924	327,612	(1,056,260)	(127,190)	189,284	190,676	—	5,774,370
Equity Income	44,661	945,311	124,023	(138,670)	4,685	(56,867)	9,333	72,982	878,482
Floating Rate Income	634,841	5,253,889	405,313	(804,584)	(1,521)	3,433	188,242	—	4,856,530
Fundamental Global Franchise	55,180	1,272,950	237,415	(747,646)	48,404	(232,285)	10,483	191,354	578,838
Fundamental Large Cap Core	12,237	939,167	153,429	(156,727)	9,821	(63,554)	5,139	90,433	882,136
Global Equity	210,316	1,480,521	1,344,055	(146,388)	22,038	(107,027)	17,926	146,069	2,593,199
Global Shareholder Yield	—	1,327,516	118,915	(1,339,290)	296,439	(403,580)	16,656	59,986	—
High Yield	1,393,261	4,684,308	275,212	(681,465)	(68,541)	67,797	141,709	—	4,277,311
International Dynamic Growth	135,069	1,041,907	987,570	(177,615)	23,466	(7,329)	2,282	—	1,867,999
International Growth	—	945,557	38,083	(1,005,088)	265,685	(244,237)	7,589	—	—
International Small Company	21,650	618,532	53,336	(394,758)	106,009	(157,956)	16,829	18,332	225,163
International Strategic Equity Allocation	361,953	4,695,587	310,636	(1,180,530)	39,342	(162,254)	113,842	—	3,702,781
John Hancock Collateral Trust	20,589	324,708	1,029,022	(1,147,900)	201	(68)	5,960	—	205,963
Mid Cap Growth	16,311	472,656	53,376	(303,339)	86,453	(11,628)	—	—	297,518
Mid Value	24,699	612,756	127,541	(276,877)	51,118	(133,190)	6,796	93,224	381,348
Short Duration Bond	1,391,998	14,065,323	787,873	(1,778,211)	(121,613)	117,489	346,956	—	13,070,861
Strategic Income Opportunities	582,358	6,469,157	244,583	(823,180)	(9,130)	(11,266)	109,591	—	5,870,164
U.S. Sector Rotation	582,207	7,412,681	901,499	(1,368,735)	53,953	173,386	66,032	138,208	7,172,784
					$156,394	$(2,229,545)	$2,392,087	$1,685,710	$99,789,269
81	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Note 8—New accounting pronouncement
In this reporting period, the portfolios adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect each portfolio’s financial position or the results of its operations. The management committee of the Advisor acts as the portfolios’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	82

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
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NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multimanager Lifetime Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4278755	LCSA 2/25
4/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 9, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	April 9, 2025